EQ Advisors TrustSM

Prospectus dated May 1, 2009

This Prospectus describes Portfolios* offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Equity Portfolios

EQ/AllianceBernstein International

EQ/AllianceBernstein Small Cap Growth

EQ/BlackRock Basic Value Equity

EQ/BlackRock International Value

EQ/Boston Advisors Equity Income

EQ/Calvert Socially Responsible

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Common Stock Index**

EQ/Equity 500 Index

EQ/Evergreen Omega

EQ/Focus PLUS**

EQ/GAMCO Mergers and Acquisitions

EQ/GAMCO Small Company Value

EQ/Global Multi-Sector Equity**

EQ/International Core PLUS

EQ/International Growth

EQ/JPMorgan Value Opportunities

EQ/Large Cap Core PLUS

EQ/Large Cap Growth Index**

EQ/Large Cap Growth PLUS

EQ/Large Cap Value Index**

EQ/Large Cap Value PLUS**

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Mid Cap Index**

EQ/Mid Cap Value PLUS

EQ/Montag & Caldwell Growth

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

EQ/Van Kampen Mid Cap Growth

Fixed Income Portfolios

EQ/Core Bond Index**

EQ/Global Bond PLUS**

EQ/Intermediate Government Bond Index**

EQ/Money Market

EQ/PIMCO Ultra Short Bond**

EQ/Quality Bond PLUS**

*	Not all of these Portfolios may be available as an investment in your variable life or annuity product or under your retirement plan. In addition, certain of these Portfolios may be available only as underlying investment portfolios of certain other portfolios of EQ Advisors Trust and may not be available directly as an investment plan under your variable life or annuity product or retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.
**	Please see next page “Overview – Information on Portfolio Name Changes.”

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version 7B

(73257)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-nine (69) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IB shares of thirty-nine (39) of the Trust’s Portfolios. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. Each Portfolio is a diversified Portfolio, except for the EQ/GAMCO Mergers and Acquisitions Portfolio, which is a non-diversified Portfolio. Information on each Portfolio, including its investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the AXA Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant in a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio.

The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Portfolio Name Changes

Information on Portfolio Name Changes
Portfolio Name Until December 1, 2008	Portfolio Name Effective December 1, 2008
EQ/AllianceBernstein Large Cap Growth Portfolio	EQ/Large Cap Growth Index Portfolio
EQ/Legg Mason Value Equity Portfolio	EQ/Large Cap Value Index Portfolio
EQ/AllianceBernstein Value Portfolio	EQ/Large Cap Value PLUS Portfolio*
EQ/FI Mid Cap Index Portfolio	EQ/Mid Cap Index Portfolio
EQ/AllianceBernstein Quality Bond Portfolio	EQ/Quality Bond PLUS Portfolio*

Portfolio Name Until January 15, 2009	Portfolio Name Effective January 15, 2009
EQ/AllianceBernstein Intermediate Government Securities Portfolio	EQ/Intermediate Government Bond Index Portfolio
EQ/JPMorgan Core Bond Portfolio	EQ/Core Bond Index Portfolio

Portfolio Name Until May 1, 2009	Portfolio Name Effective May 1, 2009
EQ/AllianceBernstein Common Stock Portfolio	EQ/Common Stock Index Portfolio
EQ/Evergreen International Bond Portfolio	EQ/Global Bond PLUS Portfolio*
EQ/Marsico Focus Portfolio	EQ/Focus PLUS Portfolio*
EQ/PIMCO Real Return	EQ/PIMCO Ultra Short Bond Portfolio
EQ/Van Kampen Emerging Markets Equity Portfolio	EQ/Global Multi-Sector Equity Portfolio

* Together with the EQ/International Core PLUS Portfolio, the EQ/Mid Cap Value PLUS Portfolio, the EQ/Large Cap Growth PLUS Portfolio and the EQ/Large Cap Core PLUS Portfolio, these Portfolios may be referred to as the PLUS Portfolios.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a complete description of the principal investment objective, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/AllianceBernstein Small Cap Growth, EQ/BlackRock Basic Value Equity, EQ/Boston Advisors Equity Income, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/GAMCO Small Company Value, EQ/Global Multi-Sector Equity, EQ/Large Cap Core PLUS, EQ/Large Cap Growth Index, EQ/Large Cap Growth PLUS, EQ/Large Cap Value Index, EQ/Large Cap Value PLUS, EQ/Lord Abbett Large Cap Core, EQ/Mid Cap Index, EQ/Mid Cap Value PLUS, EQ/Small Company Index, EQ/T. Rowe Price Growth Stock, EQ/Van Kampen Mid Cap Growth, EQ/Intermediate Government Bond Index, EQ/Core Bond Index, EQ/Global Bond PLUS, EQ/Quality Bond PLUS and EQ/PIMCO Ultra Short Bond Portfolios each has a policy that it will invest at least 80% of its net assets in the particular type of investment suggested by its name. The EQ/BlackRock International Value and EQ/Van Kampen Comstock Portfolios each has a policy that it will invest at least 80% of its net assets in a particular type of investment. These policies may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•

A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Equity Portfolios

EQ/AllianceBernstein International Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or “emerging markets”), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries (including developing countries or “emerging markets”) not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may, to a limited extent, also use derivatives, including: writing covered call and put options and purchasing call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may, to a limited extent, also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	5

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
25.32% (1999 4th Quarter)	–26.12% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein International Portfolio — Class IB Shares	–50.83%	–1.51%	–0.91%
MSCI EAFE Index†	–43.38%	1.66%	0.80%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein International Portfolio	Class IB Shares
Management Fee	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.15%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$365
5 Years	$633
10 Years	$1,398

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

6	About the investment portfolios	EQ Advisors Trust

Investment decisions for the Portfolio are made by Joshua Lisser, who is primarily responsible for the day-to-day management of the Portfolio. Joshua Lisser is Chief Investment Officer-Structured Equities and is a member of the Blend Solutions Team. He joined AllianceBernstein in 1992 as a portfolio manager in the index strategies group and developed the international and global risk controlled equity services. Prior to joining the firm, Mr. Lisser was with Equitable Capital specializing in derivative investment strategies.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	7

Equity Portfolios (continued)

EQ/AllianceBernstein Small Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies. Small capitalization companies mean those companies with market capitalizations within the range of the Russell 2500 Index at the time of purchase (market capitalization range of approximately $8 million to $8 billion as of December 31, 2008).

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio also may invest in securities of mid-cap companies. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
28.02% (1999 4th Quarter)	–28.78% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Small Cap Growth Portfolio — Class IB Shares	–44.66%	–2.20%	1.02%
Russell 2500 Growth Index†	–41.50%	–2.24%	0.75%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not

8	About the investment portfolios	EQ Advisors Trust

reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Small Cap Growth Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses*	1.14%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 1.12% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$116
3 Years	$362
5 Years	$628
10 Years	$1,386

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s US Small/SMID Cap Growth Team, which is responsible for management of all of AllianceBernstein’s US Small/SMID Cap Growth accounts. The US Small/SMID Cap Growth Team relies heavily on its fundamental analysis and research. In addition, the team draws upon the research of AllianceBernstein’s industry analysts as well as other portfolio management teams. The four members of the US Small/SMID Cap Growth Team with the most significant responsibility for the day-to-day management of the Portfolio are: Bruce Aronow, Samantha Lau, Kumar Kirpalani, Wen-TseTseng and Joshua Lisser.

Bruce Aronow is Senior Vice President, Portfolio Manager/Research Analyst and serves as team leader for the Small/SMID Cap Growth Team. He is also responsible for research and portfolio management for the Small/SMID Cap Growth consumer/commercial sectors. Mr. Aronow joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Samantha Lau is Senior Vice President, Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth technology sector. Ms. Lau joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Kumar Kirpalani is Senior Vice President, Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth industrial, financial and energy sector. Mr. Kirpalani joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Wen-TseTeng is Vice President and Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth healthcare sector. Prior to joining AllianceBernstein in March 2006, Mr. Teng was the healthcare sector portfolio manager at William D. Witter since August 2003 and with Weiss, Peck & Greer, from April 2002 to August 2003.

Joshua Lisser is Chief Investment Officer-Structured Equities and is a member of the Blend Solutions Team. He joined AllianceBernstein in 1992 as a portfolio manager in the index strategies group and developed the international and global risk controlled equity services. Prior to joining the firm, Mr. Lisser was with Equitable Capital specializing in derivative investment strategies.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	9

Equity Portfolios (continued)

EQ/BlackRock Basic Value Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. The Adviser places particular emphasis on companies with below-average price/earnings ratios that may pay above-average dividends. The Adviser may also determine a company is undervalued if its stock price is down because of temporary factors from which the Adviser believes the company will recover. The Portfolio focuses its investments on companies with market capitalization over $5 billion.

The Adviser believes that favorable changes in market prices are more likely to occur when:

•	stocks are out of favor;

•	company earnings are depressed;

•	price/earnings ratios are relatively low;

•	investment expectations are limited; and/or

•	there is no general interest in a security or industry.

On the other hand, the Adviser believes that negative developments are more likely to occur when:

•	investment expectations are generally high;

•	stock prices are advancing or have advanced rapidly;

•	price/earnings ratios have been inflated; and/or

•	an industry or security continues to become popular among investors.

The Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.

The Portfolio may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio or if the Portfolio determines that the issuer no longer meets the criteria the Adviser has established for the purchase of such securities or if the Adviser thinks there is a more attractive investment opportunity in the same category. The Portfolio also may invest, up to 25% of its total assets, in securities issued by foreign companies.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio may, to a limited extent, use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.08% (2003 2nd Quarter)	–20.46% (2002 3rd Quarter)

10	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/BlackRock Basic Value Equity Portfolio — Class IB Shares	–36.55%	–2.45%	3.09%
Russell 1000 Value Index†	–36.85%	–0.79%	1.36%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/BlackRock Basic Value Equity Portfolio	Class IB Shares
Management Fee	0.56%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses*	0.93%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$95
3 Years	$296
5 Years	$515
10 Years	$1,143

WHO MANAGES THE PORTFOLIO

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock Investment is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock Investment and its affiliates had approximately $1.3 trillion in investment company and other portfolio assets under management.

Kevin Rendino and Kurt Schansinger are the co-portfolio managers of the Portfolio, and are jointly and primarily responsible for the day-to-day management of the Portfolio. Each is responsible for the selecting the Portfolio’s investments. Carrie King is an associate portfolio manager for the Portfolio. Mr. Rendino has been a Managing Director of and Portfolio Manager with BlackRock since 2006. He was a Managing Director of Merrill Lynch Investment Managers (“MLIM”) from 1997 to 2006. Mr. Schansinger has been a Managing Director of and Portfolio Manager with BlackRock since 2006. He was a Managing Director of MLIM from 1997 to 2006. Ms. King has been a Director of BlackRock since 2006. She was a Vice President of MLIM from 1993 to 2006. Ms. King has less than 5 years of portfolio management responsibility. She has been a research analyst for 23 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	11

Equity Portfolios (continued)

EQ/BlackRock International Value Portfolio

INVESTMENT OBJECTIVE: Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in securities of companies located in the developed foreign markets. The Portfolio invests in at least ten foreign markets to seek to ensure diversification. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. However, income producing stocks that meet the Portfolio’s investment criteria may not be widely available and/or may be concentrated in only a few markets, which may limit the Portfolio’s ability to purchase. Such equity securities normally include common stocks, preferred stocks, depositary receipts securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.

The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

•	companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

•	companies that earn 50% or more of their total revenues from business outside the U.S.;

•	companies with 50% or more of their assets located in a country outside of the U.S.; and

•	companies whose securities are principally traded in foreign markets.

The Portfolio may, to a limited extent, engage in a variety of transactions using derivatives, such as futures, options, warrants, and forward and swap contracts on both securities and currencies.

The Portfolio may invest in any type of company and may invest in companies of any size. In investing the Portfolio’s assets, the Adviser follows a value investing style, focusing on the stocks that the Adviser believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include a low price-to-earnings ratio relative to the market and other intrinsic characteristics, a high yield relative to the market and a low price-to-book ratio relative to the market. Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Stocks may also be undervalued because investors fail to research the company’s assets or business prospects in sufficient detail. Even in those industries, individual companies may have high rates of earnings growth and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

12	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
36.26% (1999 4th Quarter)	–20.57% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/BlackRock International Value Portfolio — Class IB Shares	–43.15%	1.26%	2.27%
MSCI EAFE Index†	–43.38%	1.66%	0.80%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/BlackRock International Value Portfolio	Class IB Shares
Management Fee	0.83%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.28%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.28%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$130
3 Years	$406
5 Years	$702
10 Years	$1,545

WHO MANAGES THE PORTFOLIO

BlackRock Investment Management International Limited (“BlackRock International”), 33 King William Street, London EC4R 9AS England. BlackRock International is a registered investment adviser and a commodity pool operator. As of December 31, 2008, BlackRock International and its affiliates had approximately $1.3 trillion in investment company and other portfolio assets under management.

James A. MacMillan and Robert Weatherston are jointly and primarily responsible for the day-to-day management of the Portfolio and are responsible for the selection of its investments.

Mr. MacMillan, the Portfolio’s senior portfolio manager, has been managing the Portfolio since December 2003. He has been a Managing

EQ Advisors Trust	About the investment portfolios	13

Equity Portfolios (continued)

Director of, and Portfolio Manager with, BlackRock since October 2006. Prior thereto, he was a Managing Director of Merrill Lynch Investment Managers, L.P., (“MLIM”) since 2000. Mr. MacMillan has more than 5 years of portfolio management responsibility.

Mr. Weatherston has been a portfolio manager of the Portfolio since December 2003. He has been a Director of, and Portfolio Manager with, BlackRock since October 2006. Prior thereto, he was a Director of MLIM since 2005 and was a Vice President from 1999 to 2005. Mr. Weatherston has more than 5 years of portfolio management responsibility.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

14	About the investment portfolios	EQ Advisors Trust

EQ/Boston Advisors Equity Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies currently are treated as those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.

The Portfolio invests primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock. The Portfolio may invest up to 20% of its assets in foreign securities, including securities of issuers located in developed and developing economies. The Portfolio may invest in foreign issuers through depositary receipts.

The Adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the Adviser utilizes a quantitative process to identify and evaluate companies for potential investment. The Adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Income Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
15.82% (2003 4th Quarter)	–18.63% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Boston Advisors Equity Income Portfolio — Class IB Shares	–32.34%	0.36%	0.99%
Russell 1000 Value Index†	–36.85%	–0.79%	1.36%
†	For more information on this index, see the following section “More Information on Risk and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	15

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Boston Advisors Equity Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.17%
Less Fee Waiver/Expense Reimbursement*	–0.12%
Net Annual Portfolio Operating Expenses**	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$107
3 Years	$360
5 Years	$632
10 Years	$1,410

WHO MANAGES THE PORTFOLIO

Boston Advisors, LLC (“Boston Advisors”), One Federal Street, 26th Floor, Boston, Massachusetts 02110, is the Adviser to the Portfolio. Boston Advisors and its predecessor company have been providing investment management since 1982. Total assets under management for Boston Advisors as of December 31, 2008 were $1.5 billion.

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst and is jointly and primarily responsible for the day-to-day management of the Portfolio. The members of the Institutional Portfolio Management team who manage the Portfolio are: Michael J. Vogelzang, CFA, Douglas A. Riley, CFA, and Lisa A. Sebesta, CFA.

Michael J. Vogelzang, CFA, is President and Chief Investment Officer of Boston Advisors and heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997.

Douglas A. Riley, CFA, is Senior Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 2002.

Lisa A. Sebesta, CFA, is Senior Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 2006. Prior to that time, she was a Portfolio Manager at Batterymarch Financial Management since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

16	About the investment portfolios	EQ Advisors Trust

EQ/Calvert Socially Responsible Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets in large-cap companies, which are defined as those whose market capitalization falls within the range of the S&P 500 Index that meet both investment and social criteria. The practical application of this strategy involves Calvert and Bridgeway using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company’s performance on a variety of social issues is performed. Calvert’s in-house Social Research Department conducts the analysis of each company’s societal impact. Financial analysis and security selection is done by Bridgeway.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility.

Investment Criteria: Bridgeway’s stock selection is based on proprietary quantitative models utilizing a pre-screened universe of approved equities from Calvert. Bridgeway, a quantitative shop, uses various multi-variable quantitative models for the equity selection process. These models approach opportunities from different directions and include growth, growth at a reasonable price, value and momentum models. Bridgeway uses multiple models to seek to offset any biases that one model may provide and such models are based on publicly available financial information. Stock selection is a bottom-up approach based on the statistical models. Some top-down techniques for seeking to manage risk include maintaining appropriate sector balance and concentration, managing company level risk, eliminating non-quantifiable risk (such as from litigation) and monitoring data quality. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets). The Portfolio may, to a limited extent, invest in exchange-traded stock index options and futures, which is expected to help keep the long-term average market risk of the Portfolio roughly equal to the market itself. At any one point in time, however, the Portfolio’s market exposure may be as high as 150% or as low as 50% of the market.

Social Criteria: The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address the corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance.

Calvert has developed social investment criteria for the Portfolio, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All social criteria may be changed by Calvert’s Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

•	Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

•

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

•	Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

•	Respect the rights of indigenous peoples and their territories, cultures, environment and livelihood.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

•

Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Portfolio seeks to avoid investing in companies that:

•	Are the subject of serious labor related actions by federal, state or local regulatory agencies.

•

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

EQ Advisors Trust	About the investment portfolios	17

Equity Portfolios (continued)

•	Have a pattern and practice of violating the rights of indigenous peoples.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•	Manufacture tobacco products.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty of Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Are significantly involved in the manufacturer of alcoholic beverages.

•	Have direct involvement in gambling operations.

•	Have poor corporate governance or engage in harmful or unethical business practices.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser participated in the management of the Portfolio prior to June 13, 2005.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.47% (2001 4th Quarter)	–25.45% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Calvert Socially Responsible Portfolio — Class IB Shares	–45.18%	–6.13%	–5.12%
Russell 1000 Growth Index†	–38.44%	–3.42%	–5.50%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Calvert Socially Responsible Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.24%
Total Annual Portfolio Operating Expenses	1.14%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.14%

18	About the investment portfolios	EQ Advisors Trust

†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.15% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$116
3 Years	$362
5 Years	$628
10 Years	$1,386

WHO MANAGES THE PORTFOLIO

Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since the Portfolio commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for 58 mutual fund portfolios, including the nation’s largest array of sustainable and responsible mutual funds. Calvert provides the social investment research and screening of the Portfolio’s investments. As of December 31, 2008, Calvert had over $12.9 billion in assets under management.

Bridgeway Capital Management, Inc. (“Bridgeway”), 5615 Kirby Drive, Suite 518, Houston, Texas 77005. Bridgeway provides investment management services to investment companies, pension and profit sharing plans, corporations and individuals. Bridgeway is responsible for financial analysis and security selection with respect to the Portfolio. As of December 31, 2008, Bridgeway had over $2.8 billion in assets under management.

John Montgomery is primarily responsible for the day-to-day management of the Portfolio. Mr. Montgomery, who founded Bridgeway in 1993 and has served as its President since that time, has more than 15 years experience in the investment management industry and oversees the firm’s disciplined quantitative investment strategy.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	19

Equity Portfolios (continued)

EQ/Capital Guardian Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts (“ADRs”) and other U.S.-registered foreign securities. The Portfolio also may invest, to a limited extent, in foreign securities. The Portfolio normally is invested primarily in common stocks, or securities convertible or exchangeable into common stocks, of companies with market capitalization greater than $1.5 billion at the time of purchase.

The Adviser seeks to invest primarily in securities that at the time of purchase exhibit one or more “growth” characteristics. The “growth” characteristics include securities which exhibit a favorable rate of growth in at least one of the following categories: earnings, unit sales, revenue or cash flow. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap or Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
24.52% (1999 4th Quarter)	–26.21% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Capital Guardian Growth Portfolio — Class IB Shares	–40.38%	–5.62%	–5.74%
Russell 1000 Growth Index†	–38.44%	–3.42%	–4.27%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Growth Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.05%
Less Waivers/Expense Reimbursements*	–0.10%
Net Annual Portfolio Operating Expenses**	0.95%

20	About the investment portfolios	EQ Advisors Trust

†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.94% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$324
5 Years	$570
10 Years	$1,274

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since December 13, 2004. As of December 31, 2008, Capital Guardian had $65 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments are invested, within the limits provided by the Portfolio’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers jointly and primarily responsible for segments of the Portfolio are:

David I. Fisher is Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2000. He joined the Capital Guardian organization in 1969 as an investment analyst.

Alan J. Wilson is an Director and Senior Vice President for Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2005. Prior to being named a portfolio manager on the U.S. growth equity team, Mr. Wilson was an investment analyst covering the U.S. energy equipment, video games and construction and engineering industries and a diversified portfolio manager on the U.S. equity team. He joined the Capital Guardian organization in 1991 as an investment analyst.

Todd S. James is a Senior Vice President of Capital Guardian. Mr. James has been a Portfolio Manager on the U.S. growth equity team since 2006. Prior to being named a Portfolio Manager on the growth equity team, Mr. James was both an investment analyst covering U.S. merchandising and e-commerce and a diversified U.S. equity portfolio manager. He joined the Capital Guardian organization in 1985 as a statistician.

Eric H. Stern is a Director and Senior Vice President of Capital Guardian, and has been a portfolio manager on the U.S. growth equity team since 2005. Prior to being named a portfolio manager on the U.S. growth equity team, Mr. Stern was an investment analyst covering the US medical technology industry. He joined the Capital Guardian organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	21

Equity Portfolios (continued)

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks to achieve long-term growth of capital through investments in a portfolio comprised primarily of equity securities which may include convertible securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
16.00% (2003 2nd Quarter)	–23.38% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IB Shares	–39.62%	–4.15%	–1.19%
S&P 500 Index†	–37.00%	–2.19%	–2.31%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.02%
Less Fee Waiver/Expense Reimbursement*	–0.05%
Net Annual Portfolio Operating Expenses**	0.97%

22	About the investment portfolios	EQ Advisors Trust

†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.96% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$99
3 Years	$320
5 Years	$558
10 Years	$1,243

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2008, Capital Guardian had $65 billion in assets under management.

Research portfolios are comprised of a team of investment analysts who are responsible for making investment decisions for the portfolio within their individual area of coverage. Each of Capital Guardian’s research portfolios has one or more Research Portfolio Coordinator(s). They are responsible for, among other things, facilitating the communication of investment ideas, monitoring cash flows and allocating the portfolio’s assets among the analysts. Capital Guardian’s Investment Committee oversees this process. Research Portfolio Coordinators also have analyst responsibilities within the research portfolio.

Irfan Furniturwala and Cheryl Frank serve as research coordinators for the Fund and are jointly and primarily responsible for the day-to-day management of the Portfolio.

Irfan M. Furniturwala is a vice president and co-research portfolio coordinator of U.S. equities for Capital International Research, Inc. with research responsibilities for semiconductors, U.S. storage, peripherals and computer hardware companies. Mr. Furniturewala joined Capital International as an analyst in 2001.

Cheryl E. Frank is a vice president and co-research portfolio coordinator of U.S. equities for Capital International Research, Inc. with research responsibilities for the health care services sector, drug retail industry, and software. Ms. Frank joined Capital International in 2002.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	23

Equity Portfolios (continued)

EQ/Common Stock Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.

THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000® Index (“Russell 3000” or “Underlying Index”). The Russell 3000 is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market.

The Portfolio’s investments are selected by a stratified sampling construction process in which the Adviser selects a subset of the 3,000 companies in the Russell 3000 based on the Adviser’s analysis of key risk factors and other characteristics. Such factors include industry weightings, market capitalizations, return variability, and yield. The Portfolio also may invest in securities and other instruments, such as futures contracts and options on futures contracts whose return depends on stock market prices. The Adviser selects these instruments to attempt to match the total return of the Russell 3000 but may not always do so. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets.

Where appropriate futures contracts do not exist, or if the Adviser deems advisable for other reasons, the Portfolio may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Portfolio may also use ETFs for purposes other than cash management, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. When the Portfolio invests in ETFs or other investment companies, the Portfolio bears a proportionate share of expenses charged by the investment company in which it invests. The Portfolio also may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

Although the Portfolio attempts to closely track the Russell 3000, the Portfolio does not invest in all 3,000 stocks in the index and so there can be no assurance that its performance will match that of the Underlying Index. Also, the Portfolio’s returns, unlike those of the Underlying Index, are reduced by Portfolio fees and operating expenses. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Exchange-Traded Funds Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) advised using the same investment objective and strategy as the Portfolio prior to December 1, 2008. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

24	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
22.08% (2003 2nd Quarter)	–25.39% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Common Stock Index Portfolio — Class IB Shares	–43.81%	–5.19%	–3.10%
Russell 3000 Index*, †	–37.31%	–1.95%	–0.80%
S&P 500 Index†	–37.00%	–2.19%	–1.38%
*	Effective December 1, 2008, the Portfolio changed its benchmark from the S&P 500 Index to the Russell 3000 Index. The Portfolio changed its benchmark because the Manager believes that the Russell 3000 Index reflects more closely the securities and sectors in which the Portfolio invests.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Common Stock Index Portfolio	Class IB Shares
Management Fee††	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses*	0.71%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fee.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$73
3 Years	$227
5 Years	$395
10 Years	$883

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior

EQ Advisors Trust	About the investment portfolios	25

Equity Portfolios (continued)

Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

26	About the investment portfolios	EQ Advisors Trust

EQ/Equity 500 Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index (“S&P 500”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will seek to hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
15.16% (2003 2nd Quarter)	–22.04% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Equity 500 Index Portfolio — Class IB Shares	–37.32%	–2.72%	–1.94%
S&P 500 Index†	–37.00%	–2.19%	–1.38%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase

EQ Advisors Trust	About the investment portfolios	27

Equity Portfolios (continued)

overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Equity 500 Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses*	0.64%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

28	About the investment portfolios	EQ Advisors Trust

EQ/Evergreen Omega Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. “Growth” stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser’s active style of portfolio management may lead to a high portfolio turnover, but will not limit the Adviser’s investment decisions.

The Adviser generally intends to sell a portfolio investment when the value of the investment reaches or exceeds the Adviser’s targeted value, when the Adviser believes the issuer’s fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio’s investment objective.

Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may, to a limited extent, utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio’s exposure to the market; (ii) manage cash; or (iii) attempt to increase income.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks; therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.56% (2003 2nd Quarter)	–19.31% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Evergreen Omega Portfolio — Class IB Shares	–27.63%	–1.04%	–2.19%
Russell 1000 Growth Index†	–38.44%	–3.42%	–4.27%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	29

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Evergreen Omega Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.25%
Total Annual Portfolio Operating Expenses	1.15%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio’s invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.13% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$365
5 Years	$633
10 Years	$1,398

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2008, Evergreen managed approximately $175.5 billion.

Aziz V. Hamzaogullari is primarily responsible for the day-to-day management of the Portfolio. He has been a Managing Director at Evergreen since he joined the firm in 2001 and has had portfolio management responsibilities since that time. He has been managing the Portfolio since June 2006.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

30	About the investment portfolios	EQ Advisors Trust

EQ/Focus PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential. For purposes of this Portfolio, companies having a market capitalization of $5 billion or more generally are considered large companies. The Active Allocated Portion may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out or replacing existing positions, or responding to exceptional market conditions. The Active Allocated Portion also may invest in mid-cap companies. The Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Active Allocated Portion may invest up to 25% of its total assets in securities of foreign issuers (which may include up to 15% of its total assets in emerging market countries at the time of purchase). Foreign securities may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Active Allocated Portion, the Adviser to the Active Allocated Portion uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration such macro-economic factors, as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Adviser to the Active Allocated Portion may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of observed financial trends. As a result of the “top-down” analysis, the Adviser to the Active Allocated Portion seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Adviser may visit with various levels of a company’s management, as well as with its customers, suppliers and competitors. The Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Adviser may reduce or sell the Portfolio’s investments in portfolio companies if, in the opinion of the Adviser, a company’s fundamentals change, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio’s core investments generally are comprised of established companies that exhibit growth characteristics. However, the Portfolio also may typically include more aggressive growth companies with more aggressive growth characteristics, and companies undergoing significant

EQ Advisors Trust	About the investment portfolios	31

Equity Portfolios (continued)

changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. The Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Portfolio to incur higher brokerage costs (which may adversely affect the Portfolio’s performance).

In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 1000 Growth Index (“Russell 1000 Growth”) with minimal tracking error. The Index invests in the type of security described in the section “More Information on Risks and Benchmarks.” Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the Russell 1000 Growth, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index. In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the Index and options on such futures contracts.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Exchange Traded Funds Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2001. The table shows the Portfolio’s average annual total returns for the past one year, five years, and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
12.09% (2003 2nd Quarter)	–23.61% (2008 4th Quarter)

32	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Focus PLUS Portfolio — Class IB Shares	–40.32%	–1.86%	2.55%
Russell 1000 Growth Index†	–38.44%	–3.42%	–2.75%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Focus PLUS Portfolio	Class IB Shares
Management Fee††	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses††	0.22%
Total Annual Portfolio Operating Expenses	0.97%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	0.97%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fees.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$99
3 Years	$309
5 Years	$536
10 Years	$1,190

WHO MANAGES THE PORTFOLIO

Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment advisory services to other mutual funds and private accounts. As of December 31, 2008, Marsico had $56 billion in assets under management.

Thomas F. Marsico is primarily responsible for the day-to-day management of the Active Allocated Portion of the Portfolio. Mr. Marsico has been Chief Executive Officer and Chief Investment Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

EQ Advisors Trust	About the investment portfolios	33

Equity Portfolios (continued)

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all U.S. equity index strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

34	About the investment portfolios	EQ Advisors Trust

EQ/GAMCO Mergers and Acquisitions Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in equity securities of companies that the Adviser believes are likely acquisition targets within 12 to 18 months. In addition, the Portfolio may engage in arbitrage transactions by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Portfolio may purchase (if it does not already hold) or increase its investment in the selling company’s securities, offering the Portfolio the possibility of generous returns in excess of the return on cash equivalents with a limited risk of excessive loss of capital. At times, the stock of the acquiring company may also be purchased or shorted. The Portfolio may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities.

The Portfolio may invest in companies of any size and from time to time may invest in companies with small, mid and large market capitalizations. The Portfolio generally invests in securities of U.S. companies, but also may invest up to 20% of its assets in foreign securities, including those in emerging markets. The Portfolio may engage in various portfolio strategies, including, to a limited extent, using derivatives, to enhance potential gain.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. It is expected that the Portfolio will engage in active or frequent trading of portfolio securities to achieve its investment objective. In this connection, it is expected that the Portfolio will have a portfolio turnover rate of 150% or more.

In choosing investments, the Adviser searches for the best values on securities that it believes have the potential to achieve the Portfolio’s investment objective of capital appreciation. In seeking to identify companies that are likely to be acquisition targets, the Adviser considers, among other things, consolidation trends within particular industries, whether a particular industry or company is undergoing a fundamental change or restructuring, the Adviser’s assessment of the “private market value” of individual companies and the potential for an event or catalyst to occur that enhances a company’s underlying value. The “private market value” of a company is the value that the Adviser believes informed investors would be willing to pay to acquire the entire company. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented equity securities that should trade at a significant discount to the Adviser’s assessment of their private market value.

In evaluating arbitrage opportunities with respect to companies involved in publicly announced mergers or other corporate restructurings, the Adviser seeks to identify investments in companies where the discount from the stated or appraised value of the security significantly overstates the risk of the contingencies involved in completing the transaction, significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser, which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the acquirer and the dynamics and business climate when the offer of the proposal is in progress. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover rate of the Portfolio, thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments. The Adviser may sell a security for a variety of reasons, such as when the security is selling in the public market at or near the Adviser’s estimate of its private market value or if the catalyst expected to happen fails to materialize.

The Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers. In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

EQ Advisors Trust	About the investment portfolios	35

Equity Portfolios (continued)

Emerging Markets Risk

•	Large Cap Company Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Mergers and Acquisitions Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Mergers and Acquisitions Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.47% (2004 4th Quarter)	–9.40% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/GAMCO Mergers and Acquisitions Portfolio — Class IB Shares	–13.83%	1.94%	3.56%
S&P 500 Index†	–37.00%	–2.19%	1.69%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Mergers and Acquisitions Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.23%
Total Annual Portfolio Operating Expenses*	1.38%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 1.37% for the Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$140
3 Years	$437
5 Years	$755
10 Years	$1,657

36	About the investment portfolios	EQ Advisors Trust

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. As of December 31, 2008, total assets under management for all clients were $20.7 billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has over 40 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	37

Equity Portfolios (continued)

EQ/GAMCO Small Company Value Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. For purposes of this Portfolio small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks. This Portfolio also may invest to a limited extent in foreign securities.

The Adviser utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Liquidity Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Value Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Value Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.89% (2003 2nd Quarter)	–21.47% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/GAMCO Small Company Value Portfolio — Class IB Shares	–30.68%	2.58%	6.61%
Russell 2000 Value Index†	–28.92%	0.27%	6.11%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not

38	About the investment portfolios	EQ Advisors Trust

reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Small Company Value Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses*	1.14%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 1.12% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$116
3 Years	$362
5 Years	$628
10 Years	$1,386

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. As of December 31, 2008, total assets under management for all clients were $20.7 billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has over 40 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	39

Equity Portfolios (continued)

EQ/Global Multi-Sector Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); the other portion of the Portfolio seeks to track the performance of a particular index or indices (“Index Allocated Portion”). Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Active Allocated Portion consists of approximately 50% of the Portfolio’s net assets and the Index Allocated Portion consists of approximately 50% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolios may deviate from the amounts shown by up to 30% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 20% to 80% in the Active Allocated Portion; and 20% to 80% in the Index Allocated Portion. Each Portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

Under normal circumstances, the Portfolio invests in equity securities of foreign companies, including emerging market equity securities. The Portfolio also may invest in equity securities of corporate or governmental issuers located in North America and other developed countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants.

For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

•	its principal securities trading market is in an emerging market country;

•	alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

•	it is organized under the laws of, or has a principal office in, an emerging market country.

The Adviser to the Active Allocated Portion’s investment approach combines top-down country allocation with bottom-up stock selection. The Adviser to the Active Allocated Portion focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder value-oriented management. The Active Allocated Portion generally invests only in countries whose currencies are freely convertible into United States dollars. The Active Allocated Portion may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Active Allocated Portion may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in countries, including debt securities that are rated or considered to be below investment grade (so-called “junk bonds”). In addition, the Active Allocated Portion may, to a limited extent, utilize forward foreign currency contracts, options and futures contracts and swap transactions.

In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

The Index Allocated Portion of the Portfolio is allocated among three sub-portions, which seek to track the performance (before fees and expenses) of the S&P 500 Index (“S&P 500”), the Morgan Stanley Capital International EAFE Index (“MSCI EAFE”) and the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”), respectively, with minimal tracking error. Each Index invests in the type of security described in the section “More Information on Risks and Benchmarks.” Generally, the Index Allocated Portion employs full replication, holding each company in its proportion to its market capitalization weight in the S&P 500, the MSCI EAFE or the MSCI EM, although in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index. In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the Index and options on such futures contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

40	About the investment portfolios	EQ Advisors Trust

Junk Bonds and Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk
•	Large-Cap Company Risk

•	Liquidity Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
49.97% (1999 4th Quarter)	–30.61% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Global Multi-Sector Equity Portfolio — Class IB Shares	–57.28%	6.39%	8.32%
MSCI All Country World Index†,††	–42.20%	–0.06%	N/A
MSCI EMF Gross Dividend Index†	–53.18%	8.02%	9.31%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective May 1, 2009, the Portfolio changed its benchmark from the MSCI EMF Index to the MSCI All Country World Index (“MSCI ACW Index”). The Portfolio changed its benchmark because the Manager believes that the MSCI ACW Index reflects more closely the securities and sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Global Multi-Sector Equity Portfolio	Class IB Shares
Management Fee††	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses††	0.36%
Total Annual Portfolio Operating Expenses*	1.34%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fees.
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 1.33% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses,

EQ Advisors Trust	About the investment portfolios	41

Equity Portfolios (continued)

including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$136
3 Years	$425
5 Years	$734
10 Years	$1,613

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2008 MSIM Inc. had approximately $404 billion in assets under management.

MSIM Inc. has entered into a sub-advisory agreement, whereby MSIM Inc. may delegate certain of its investment advisory services to Morgan Stanley Investment Management Company (“MSIM Company”), an affiliate investment adviser located at 23 Church Street, 16-01 Capital Square, Singapore 04981.

The Active Allocated Portion of the Portfolio is managed within MSIM Inc.’s Emerging Markets Equity team. The team works collaboratively when making portfolio decisions. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are: Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita. The Emerging Markets Equity Team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sector.

Ruchir Sharma, the lead portfolio manager, is a Managing Director of MSIM Inc., and has been managing the Portfolio since 2001. He has been with MSIM Inc. in an investment management capacity since 1996.

James Cheng, a Managing Director of MSIM Company since August 2006, has been managing the Portfolio since 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited.

Paul Psaila, a Managing Director of MSIM Inc., has been managing the Portfolio since its inception and has been an investment management professional with MSIM Inc. since 1994.

Eric Carlson, an Executive Director of MSIM Inc., has been associated with MSIM Inc. in an investment management capacity since 1997 and has been a member of the team managing the Portfolio since October 2006.

Scott Piper, an Executive Director of MSIM Inc. since 2002, has been associated with MSIM Inc. in an investment management capacity since that time. He has been a member of the team managing the Portfolio since 2002.

Ana Cristina Piedrahita, an Executive Director of MSIM Inc., has been associated with MSIM Inc. in an investment managing capacity since 2002. She has been a member of the team managing the Portfolio since October 2006.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, new Jersey 08543-9011, manages the Index Allocated Portion of the Portfolio. BlackRock Investment is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $1.3 trillion in investment company and other portfolio assets under management.

The Index Allocated Portion of the Portfolio is managed by Debra L. Jelilian. Ms. Jelilian is a Managing Director of BlackRock Inc. since 2009. She was a Director of BlackRock from 2006 to 2009 and a Director of Merrill Lynch Investment Managers, L.P. from 1999 to 2006. Ms. Jelilian has more than 5 years of portfolio management responsibility.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

42	About the investment portfolios	EQ Advisors Trust

EQ/International Core PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in foreign equity securities. The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Adviser to the Active Allocated Portion considers foreign companies to include those companies that are organized or headquartered outside of the U.S. Foreign securities include securities issued by companies in countries with either developed or developing economies. The Active Allocated Portion may invest in companies of any size and generally diversifies its investments among a number of different foreign markets. The Active Allocated Portion also may invest in U.S. securities.

In choosing investments for the Active Allocated Portion, the Adviser utilizes a top-down sector-oriented approach. The Adviser seeks to invest in those companies whose earnings are growing at an above average rate that have strong business models and will benefit from long-term secular trends. The Adviser utilizes a bottom-up stock selection process rooted in fundamental research and looks for companies with superior business models. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the MSCI EAFE Index (Europe, Australasia and Far East) with minimal tracking error. The Index invests in the type of security described in the section “More Information on Risks and Benchmarks.” Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the Morgan Stanley Capital International EAFE Index (“MSCI EAFE”), although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Derivatives Risk

Futures and Options Risk

•	Convertible Securities Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

EQ Advisors Trust	About the investment portfolios	43

Equity Portfolios (continued)

•	Multiple Adviser Risk

•	Small- and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.63% (2003 2nd Quarter)	–25.28% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/International Core PLUS Portfolio — Class IB Shares	–44.86%	0.17%	0.25%
MSCI EAFE Index†	–43.38%	1.66%	0.27%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International Core PLUS Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses	0.27%
Acquired Fund Fees and Expenses (Underlying ETFs)*	0.06%
Total Annual Portfolio Operating Expenses	1.18%
Less Waivers/Expense Reimbursements**	–0.02%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	1.16%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.10% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 1.14% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not

44	About the investment portfolios	EQ Advisors Trust

be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$118
3 Years	$373
5 Years	$647
10 Years	$1,430

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all US equity index strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

Wentworth Hauser and Violich, Inc. (“Wentworth”) and its affiliate Hirayama Investments, LLC (“Hirayama Investments”), each located at 301 Battery Street, Suite 400, San Francisco, CA 94111, manage the Active Allocated Portion of the Portfolio. Wentworth has been providing investment advisory services since 1937. As of December 31, 2008, Wentworth had approximately $8.3 billion in assets under management. Hirayama Investments provides subadvisory services to Wentworth with respect to certain clients utilizing Wentworth’s international strategies.

Richard K. Hirayama is responsible for the day-to-day management of the Active Allocated Portion. Mr. Hirayama, Senior Vice President and Managing Director, Portfolio Manager and Security Analyst joined Wentworth in 1990 and has had portfolio management responsibilities since that time. Mr. Hirayama is also the managing member of Hirayama Investments and has had portfolio management responsibilities since its inception in 2008.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	45

Equity Portfolios (continued)

EQ/International Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies, including emerging markets equity securities. The Portfolio may invest a relatively high percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Adviser focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e. growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The Portfolio may invest in companies of any size.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as depositary receipts, warrants and securities convertible into common stock.

The Adviser uses a bottom-up approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. The Adviser may sell a security for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in active and frequent trading in pursuing its principal investment strategies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

Geographic Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 25, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise International Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise International Growth Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
32.15% (1999 4th Quarter)	–27.47% (2002 3rd Quarter)

46	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/International Growth Portfolio — Class IB Shares	–40.19%	0.75%	–0.72%
MSCI ACW ex U.S. Growth Index†	–45.61%	2.08%	–0.16%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International Growth Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.27%
Total Annual Portfolio Operating Expenses*	1.37%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$139
3 Years	$434
5 Years	$750
10 Years	$1,646

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since July 25, 2005. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2008, assets under management of the MFS organization were approximately $127.6 billion.

Barry Dargan is responsible for the day-to-day portfolio management for the Portfolio. Mr. Dargan is an Investment Officer and Portfolio Manager at MFS. He has been employed in the investment area of MFS since 1996, and has managed the Portfolio since 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	47

Equity Portfolios (continued)

EQ/JPMorgan Value Opportunities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization.

The Adviser employs a value-oriented investment approach that seeks to identify attractive companies through fundamental research and discounted cash flow analysis. The Adviser seeks to identify relative value within sectors by combining company analysis of its research and portfolio management teams with market sentiment and macro-insights of the portfolio managers. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest, to a limited extent, a portion of its assets in debt securities rated below investment grade (so-called “junk bonds”), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.

The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio’s investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as (to a limited extent) buying and selling derivatives, including stock index futures contracts and call and put options.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

Zero Coupon and Pay-in-Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.79% (2003 2nd Quarter)	–20.78% (2008 4th Quarter)

48	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/JPMorgan Value Opportunities Portfolio — Class IB Shares	–39.70%	–3.74%	–1.81%
Russell 1000 Value Index†	–36.85%	–0.79%	1.36%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Value Opportunities Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.01%
Less Fee Waiver/Expense Reimbursement*	–0.01%
Net Annual Portfolio Operating Expenses**	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$321
5 Years	$557
10 Years	$1,235

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue, New York, New York 10167, has served as Adviser of the Portfolio since December 13, 2004. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2008, JPMorgan and its affiliates had $1.1 trillion in assets under management.

Alan Gutmann, Vice President, is primarily responsible for the day-to-day management of the Portfolio. Mr. Gutmann is a Vice President and Portfolio Manager in the Large Cap Value Strategy Team and has been with JPMorgan in this capacity since 2003.

Kelly B. Miller, Vice President, is a co-portfolio manager in the Large Cap Value Strategy Team. Ms. Miller has been with JPMorgan since 2002. Prior to becoming a portfolio manager she worked as an investment assistant for the U.S. Equity Team and an analyst on the U.S. Equity Client Portfolio Management Team.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	49

Equity Portfolios (continued)

EQ/Large Cap Core PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies with market capitalizations within the range of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $489 million - $406 billion as of December 31, 2008), S&P 100 Index (market capitalization range of approximately $5 billion - $406 billion as of December 31, 2008), Russell 1000 Index (market capitalization range of approximately $24 million - $406 billion as of December 31, 2008), Morningstar Large Core Index (market capitalization range of approximately $8 billion - $219 billion), NYSE 100 Index (market capitalization $14 billion - $406 billion as of December 31, 2008).

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may invest up to 20% of its total assets in securities of foreign issuers, including those in developing markets. The Active Allocated Portion may also engage in active and frequent trading to achieve the Portfolio’s investment objective.

In choosing investments for the Active Allocated Portion, the Adviser seeks to find underpriced large-capitalization securities that have a clear catalyst for significant price appreciation within a definable time horizon. The Adviser utilizes a concentrated strategy that focuses on 20-30 stocks. The Adviser’s investment process is based on fundamental, bottom-up research that includes quantitative screening to identify candidates based on valuation and earnings stability and qualitative analysis to identify investment catalysts through extensive research. The Adviser to the Active Allocated Portion uses a combination of growth and value investing. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the S&P 500 Index with minimal tracking error. The Index invests in the type of security described in the section “More Information on Risks and Benchmarks.” Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the S&P 500 Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index. In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the Index and options on such futures contracts.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the

50	About the investment portfolios	EQ Advisors Trust

following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
13.47% (2003 2nd Quarter)	–21.76% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Large Cap Core PLUS Portfolio — Class IB Shares	–37.42%	–2.61%	–2.63%
S&P 500 Index†	–37.00%	–2.19%	–1.38%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Core PLUS Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses	0.27%
Acquired Fund Fees and Expenses (Underlying ETFs)*	0.03%
Total Annual Portfolio Operating Expenses	1.05%
Less Waivers/Expense Reimbursements**	–0.05%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as

EQ Advisors Trust	About the investment portfolios	51

Equity Portfolios (continued)

management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$329
5 Years	$575
10 Years	$1,278

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all U.S. equity index strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office,

52	About the investment portfolios	EQ Advisors Trust

where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

Institutional Capital LLC (“ICAP”), 225 West Wacker Drive, Suite 2400, Chicago, IL 60606, manages the Active Allocated Portion of the Portfolio. ICAP is a registered investment adviser. As of December 31, 2008, ICAP had approximately $12.2 billion in assets under management.

Jerrold K. Senser and Tom Wenzel are jointly and primarily responsible for the day-to-day management of the Active Allocated Portion.

Jerrold K. Senser serves as Chief Executive Officer and Chief Investment Officer of ICAP. He heads the investment committee and is a lead portfolio manager for all ICAP’s investment strategies. Mr. Senser joined ICAP in 1986 and has portfolio management responsibilities since that time.

Tom Wenzel, Executive Vice President and Director of Research, is a senior member of the investment committee. Mr. Wenzel serves as a lead portfolio manager for all ICAP’s investment strategies. He joined ICAP in 1993 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	53

Equity Portfolios (continued)

EQ/Large Cap Growth Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000 Growth Index.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index (“1000 Growth Index”). The 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. As of December 31, 2008, the market capitalization of companies in the 1000 Growth Index ranged from $24 million to $406 billion. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment.

The Adviser does not anticipate utilizing customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio is constructed and maintained by utilizing a replication construction technique. That is, the Portfolio seeks to hold all securities in the 1000 Growth Index in the exact weight each represents in the Index.

When cash is accumulated in the Portfolio due to income receipts and monies from corporate actions the Portfolio will invest cash in common stocks as described above. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold appropriate futures and options on such future contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk
•	Equity Risk
•	Growth Investing Risk
•	Index-Fund Risk
•	Large-Cap Company Risk
•	Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the Portfolio for one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
11.52% (2003 2nd Quarter)	–19.76% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Large Cap Growth Index Portfolio — Class IB Shares	–36.29%	–2.08%	–5.76%
Russell 1000 Growth Index†	–38.44%	–3.42%	–5.04%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

54	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Growth Index Portfolio	Class IB Shares
Management Fee††	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses*	0.73%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fee.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$75
3 Years	$233
5 Years	$406
10 Years	$906

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since the Portfolio commenced its operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	55

Equity Portfolios (continued)

EQ/Large Cap Growth PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies with market capitalizations within the range of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $489 million - $406 billion as of December 31, 2008), Russell 1000 Index (market capitalization range of approximately $24 billion - $406 billion as of December 31, 2008), S&P 100 Index (market capitalization range of approximately $5 billion - $406 billion as of December 31, 2008) Morningstar Large Core Index (market capitalization range of approximately $8 billion - $219 billion), NYSE 100 Index (market capitalization $14 billion - $406 billion as of December 31, 2008).

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may also invest up to 25% of its total assets in securities of foreign issuers (which may include up to 15% of its total assets in emerging market countries at the time of purchase), which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency. The Active Allocated Portion also may engage in active and frequent trading to achieve the Portfolio’s investment objective.

In choosing investments, the Adviser utilizes a “focus” style, which concentrates the Active Allocated Portion’s investments in a core position of 20-30 companies selected for their growth potential. The Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection. The “top-down” approach may take into consideration such macro-economic factors as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. As a result of the “top-down” analysis, the Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed. The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. This is called “bottom-up” stock selection. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 1000 Growth Index with minimal tracking error. The Index invests in the type of security described in the section “More Information on Risks and Benchmarks.” Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the Russell 1000 Growth Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index. In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the Index and options on such futures contracts.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

56	About the investment portfolios	EQ Advisors Trust

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
53.01% (1999 4th Quarter)	–28.50% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Large Cap Growth PLUS Portfolio — Class IB Shares	–38.28%	–1.14%	–2.89%
Russell 1000 Growth Index†	–38.44%	–3.42%	–4.27%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Growth PLUS Portfolio	Class IB Shares
Management Fee	0.51%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses	0.23%
Total Annual Portfolio Operating Expenses	0.99%
Less Waivers/Expense Reimbursements*	0.00%
Net Annual Portfolio Operating Expenses**	0.99%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*

Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision

EQ Advisors Trust	About the investment portfolios	57

Equity Portfolios (continued)

or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”

**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$101
3 Years	$315
5 Years	$547
10 Years	$1,213

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all U.S. equity index strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

Marsico Capital Management LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, CO 80202, manages the Active Allocated Portion of the Portfolio. Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment advisory services

58	About the investment portfolios	EQ Advisors Trust

to other mutual funds and private accounts. As of December 31, 2008, Marsico had approximately $56 billion in assets under management.

Thomas F. Marsico is primarily responsible for the day-to-day management of the Active Allocated Portion. Mr. Marsico has been Chief Executive Officer and Chief Investment Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	59

Equity Portfolios (continued)

EQ/Large Cap Value Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. As of December 31, 2008, the market capitalization of companies in the Russell 1000 Value Index ranged from $24 million to $406 billion. The Adviser does not anticipate utilizing customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio is constructed and maintained by utilizing a replication construction technique. That is, the Portfolio seeks to hold all securities in the Russell 1000 Value Index in the exact weight each represents in the Index, although, in certain instances a sampling approach may be utilized.

The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the Russell 1000 Value Index and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures	and Options Risk

•	Equity Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is October 3, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to December 1, 2008.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
9.96% (2006 4th Quarter)	–32.33% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Large Cap Value Index Portfolio — Class IB Shares	–56.75%	–21.53%
Russell 1000 Value Index*, †	–36.85%	–7.33%
S&P 500 Index†	–37.00%	–7.12%
*	Effective December 1, 2008, the Portfolio changed its benchmark from the S&P 500 Index to the Russell 1000 Value Index. The Portfolio changed its benchmark because the Manager believes that the Russell 1000 Value Index reflects more closely the securities and sectors in which the Portfolio invests.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

60	About the investment portfolios	EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Value Index Portfolio	Class IB Shares
Management Fee††	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses*	0.77%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fee.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$79
3 Years	$246
5 Years	$428
10 Years	$954

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group. He is also responsible for all Derivative Strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	61

Equity Portfolios (continued)

EQ/Large Cap Value PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies with market capitalizations within the range of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $489 million - $406 billion as of December 31, 2008), Russell 1000 Index (market capitalization range of approximately $24 billion - $406 billion as of December 31, 2008), S&P 100 Index (market capitalization range of approximately $5 billion - $406 billion as of December 31, 2008) Morningstar Large Core Index (market capitalization range of approximately $8 billion - $219 billion), NYSE 100 Index (market capitalization $14 billion - $406 billion as of December 31, 2008).

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15%-45% in the Active Allocated Portion; 45%-75% in the Index Allocated Portion; and 0%-25% in the ETF Allocated Portion. Each portion of the Portfolio also may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion of the Portfolio primarily invests in equity securities, which includes common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. The Active Allocated Portion of the Portfolio generally invests in large-cap companies, which are defined for purposes of this portion as companies with market capitalizations of $1 billion or more. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

In managing the Active Allocated Portion, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have: (1) low price to earnings ratio; (2) high yield,; (3) unrecognized assets; (4) the possibility of manager change; and (5) the prospect of improved profitability. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 1000 Value Index with minimal tracking error. The Index invests in the type of security described in the section “More Information on Risks and Benchmarks.” Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the 1000 Value Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index. The Portfolio may from time to time buy and hold appropriate futures contracts.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	ETF Risk

•	Focused Portfolio Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

62	About the investment portfolios	EQ Advisors Trust

•	Portfolio Turnover Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the Portfolio for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
15.98% (2003 2nd Quarter)	–24.24% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Large Cap Value PLUS Portfolio — Class IB Shares	–43.32%	–4.71%	–0.89%
Russell 1000 Value Index†	–36.85%	–0.79%	1.36%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Value PLUS Portfolio	Class IB Shares
Management Fee††	0.49%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses††	0.13%
Total Annual Portfolio Operating Expenses	0.87%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	0.87%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fees.
*	Pursuant to a contract, the Manager had agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed

EQ Advisors Trust	About the investment portfolios	63

Equity Portfolios (continued)

all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$89
3 Years	$278
5 Years	$482
10 Years	$1,073

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and assisted in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas is responsible for assisting in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105 manages the Active Allocated Portion and the Index Allocated Portion of the Portfolio. AllianceBernstein has been an Adviser to the Portfolio since March 1, 2001. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the Active Allocated Portion of the Portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Active Allocated Portion of the Portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Active Allocated Portion of the Portfolio are: Marilyn Fedak, John Mahedy and David Yuen.

Marilyn Fedak, has been Head of Bernstein Value Equities Business and Co-Chief Investment Officer—US Large Cap Value since 2003. Ms. Fedak is also an executive vice president of AllianceBernstein. From 1993 to 2003, she was Chief Investment Officer for US Large Cap Value Equities.

John Mahedy, has been Co-Chief Investment Officer—US Value Equities since 2003. Previously, he served as director of research—US Value Equities, a position he held since 2001.

David Yuen, has been Director of Research—US Large Cap Value since 2008. Prior to that time he was Director of Research—Emerging Markets Value, since August 2002. Mr. Yuen joined AllianceBernstein in 1998 as a research analyst.

The management of and investment decisions for the Index Allocated Portion of the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Index Allocated Portion of the Portfolio.

Judith DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

64	About the investment portfolios	EQ Advisors Trust

EQ/Lord Abbett Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in the equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of December 31, 2008, the market capitalization range of the Russell 1000 Index was $24 million to $406 billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Adviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. The Adviser seeks to limit the Portfolio’s downside risk by investing in value stocks, which are stocks of companies that are believed to be underpriced, and in large, seasoned companies, which tend to be less volatile than the stocks of smaller companies. The Adviser generally will sell a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or has reached the Adviser’s valuation target.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures	and Options Risk

•	Equity Risk

•	Foreign Securities Risk

Currency	Risk

Depositary	Receipts Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.97% (2006 3rd Quarter)	–19.93% (2008 4th Quarter)

EQ Advisors Trust	About the investment portfolios	65

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Growth and Income Portfolio — Class IB Shares	–36.54%	–5.06%
Russell 1000 Value Index†	–36.85%	–4.66%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Growth and Income Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.10%
Less Fee Waiver/Expense Reimbursement*	–0.10%
Net Annual Operating Expenses**	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.98% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$340
5 Years	$597
10 Years	$1,331

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2008, Lord Abbett had approximately $70 billion in assets under management.

The Portfolio is managed by an experienced portfolio manager responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. Eli. M. Salzmann, Partner and Director of Lord Abbett, is primarily responsible for the day-to-day management of the Portfolio. Mr. Salzmann joined Lord Abbett in 1997 and has been a member of the team since its inception.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

66	About the investment portfolios	EQ Advisors Trust

EQ/Lord Abbett Large Cap Core Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and growth of income with reasonable risk.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of December 31, 2008, the market capitalization range of the Russell 1000 Index was $24 million to $406 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

The Adviser invests in the full spectrum of large companies, including those with value or growth characteristics. In selecting investments, the Adviser uses a bottom-up investment research approach that combines both value and growth investment styles. The Adviser attempts to identify individual stocks that are attractively priced and present strong long-term investment opportunities based on fundamental research and company characteristics. The Adviser focuses on securities that are selling at reasonable prices in relation to its assessment of their potential value and on securities that it believes have expected earnings growth potential and consistency that may not be recognized by the market at large. The Adviser will normally sell a stock when it thinks that it no longer offers significant capital appreciation potential due to an elevated valuation or has reached the Adviser’s valuation target, its fundamentals are falling short of the Adviser’s expectations or it seems less likely to benefit from the current market and economic environment.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	67

Equity Portfolios (continued)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.48% (2006 3rd Quarter)	–19.80% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Large Cap Core Portfolio — Class IB Shares	–30.95%	–2.12%
Russell 1000 Index†	–37.60%	–4.60%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Large Cap Core Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.22%
Total Annual Portfolio Operating Expenses	1.12%
Less Fee Waiver/Expense Reimbursement*	–0.12%
Net Annual Portfolio Operating Expenses**	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.99% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$344
5 Years	$605
10 Years	$1,352

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2008, Lord Abbett had approximately $70 billion in assets under management.

The Portfolio is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

The team is headed by Daniel H. Frascarelli, Partner and Portfolio Manager. Mr. Frascarelli joined Lord Abbett in 1990 and has been a team member since the Portfolio’s inception. Mr. Frascarelli has served as a portfolio manager for several other investment strategies since 1993. Assisting Mr. Frascarelli is Randy Reynolds, Portfolio Manager. Mr. Reynolds joined the team in 2004 after having started with Lord

68	About the investment portfolios	EQ Advisors Trust

Abbett in 1999. Mr. Reynolds has served as a quantitative and research analyst for several investment strategies. Messrs. Frascarelli and Reynolds are jointly and primarily responsible for the day-to-day management of the Portfolio.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	69

Equity Portfolios (continued)

EQ/Mid Cap Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap 400 Index.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, holding each company in proportion to its market capitalization weight in the S&P MidCap 400 Index, although, in certain instances a sampling approach may be utilized.

The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P MidCap 400 Index and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Index-Fund Risk

•	Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008, the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to December 1, 2008.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
20.69% (2003 2nd Quarter)	–27.21% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Mid Cap Index Portfolio — Class IB Shares	–49.28%	–5.48%	–3.12%
S&P MidCap 400 Index†	–36.23%	–0.08%	0.98%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase

70	About the investment portfolios	EQ Advisors Trust

overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Mid Cap Index Portfolio	Class IB Shares
Management Fee††	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses*	0.72%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fee.
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$74
3 Years	$230
5 Years	$401
10 Years	$894

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all U.S. equity index strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

EQ Advisors Trust	About the investment portfolios	71

Equity Portfolios (continued)

EQ/Mid Cap Value PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). Medium market capitalization companies means those companies with market capitalizations within the range of the following indices at the time of purchase: Russell MidCap Index (market capitalization range of approximately $24 million - $14 billion as of December 31, 2008), Morningstar Mid Core Index (market capitalization range of approximately $500 million - $10 billion as of December 31, 2008), S&P MidCap 400 Index (market capitalization range of approximately $104 million - $5 billion as of December 31, 2008).

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion invests primarily in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may also invest up to 20% of its total assets in securities of foreign issuers, including up to 10% of those in developing markets. The Active Allocated Portion also may invest, to a limited extent, in derivatives, including futures and options, and real estate investment trusts.

In choosing investments for the Active Allocated Portion, the Adviser seeks to add value through bottom-up fundamentally driven security selection, favoring those securities that appear to be undervalued in the marketplace. A security’s value is assessed primarily on the basis of its earning power, growth potential, balance sheet and competitive positioning. The Adviser focuses on those securities with a market capitalization typically greater than $500 million but less than $10 billion and with a valuation in the bottom third of the price-to-earnings ratio distribution. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell Mid Cap Value Index with minimal tracking error. The Index invests in the type of security described in the section “More Information on Risks and Benchmarks.” Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the Russell Mid Cap Value Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index. In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the Index and options on such futures contracts.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s

72	About the investment portfolios	EQ Advisors Trust

Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Derivatives Risk

Futures and Options Risk

•	Exchange Traded Funds Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Index-Fund Risk

•	Mid-Cap Company Risk

•	Multiple Adviser Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.29% (2003 2nd Quarter)	–25.87% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Mid Cap Value PLUS Portfolio — Class IB Shares	–39.53%	–2.58%	1.05%
Russell Midcap Value Index†	–38.44%	0.33%	4.44%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Mid Cap Value PLUS Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses	0.22%
Acquired Fund Fees and Expenses (Underlying ETFs)*	0.03%
Total Annual Portfolio Operating Expenses	1.05%
Less Waivers/Expense Reimbursements**	0.00%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*

The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the

EQ Advisors Trust	About the investment portfolios	73

Equity Portfolios (continued)

Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 1.04% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and assisted in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas is responsible for assisting in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all U.S. equity index strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

74	About the investment portfolios	EQ Advisors Trust

Wellington Management Company, LLP (“Wellington Management”), 75 State Street, Boston, MA 02109, manages the Active Allocated Portion of the Portfolio. Wellington Management is a Massachusetts limited liability partnership and professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

James N. Mordy, Senior Vice President and Equity Portfolio Manager, is responsible for the day-to-day management of the Active Allocated Portion. Mr. Mordy joined Wellington Management as an investment professional in 1985.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	75

Equity Portfolios (continued)

EQ/Montag & Caldwell Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large capitalization companies. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. The Portfolio may invest up to 20% of its total assets in foreign securities listed on a domestic or foreign securities exchange, including American Depositary Receipts or European Depositary Receipts.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the Portfolio generally invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. This approach is generally lower risk than a typical growth stock approach. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. Valuation is a key selection criterion. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.77% (1999 4th Quarter)	–20.38% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Montag & Caldwell Growth Portfolio — Class IB Shares	–32.86%	–0.81%	–1.43%
Russell 1000 Growth Index†	–38.44%	–3.42%	–4.27%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

76	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Montag & Caldwell Growth Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.15%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses**	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.20% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.13% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$365
5 Years	$633
10 Years	$1,398

WHO MANAGES THE PORTFOLIO

Montag & Caldwell, Inc. (“Montag & Caldwell”), 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326, is the Adviser to the Portfolio. Montag & Caldwell has been engaged in the business of providing investment counseling to individuals and institutions since 1945. As of December 31, 2008 Montag & Caldwell had $10 billion in assets under management.

Ronald E. Canakaris, Chairman/President and Chief Investment Officer of Montag & Caldwell, is responsible for the day-to-day investment management of the Portfolio and has more than 35 years’ experience in the investment industry. He has been President of Montag & Caldwell for more than 20 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	77

Equity Portfolios (continued)

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used, to a limited extent, for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are generally considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
22.95% (2003 2nd Quarter)	–26.45% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Small Company Index Portfolio — Class IB Shares	–34.12%	–1.36%	2.51%
Russell 2000 Index†	–33.79%	–0.93%	3.02%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

78	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Company Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or service (12b-1) fees	0.25%†
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses*	0.70%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since January 2, 2003. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative analysis. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	79

Equity Portfolios (continued)

EQ/T. Rowe Price Growth Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of net assets, plus borrowings for investment purposes, in common stocks of a diversified group of growth companies. The Portfolio will invest primarily in equity securities of large-cap companies. For purposes of this Portfolio, large-cap companies are defined as those companies with market capitalization larger than the median market cap of companies in the Russell 1000 Growth Index, a widely used benchmark of the largest domestic growth stocks (the median market cap as of December 31, 2008 was $3.2 billion, and is subject to change) at the time of purchase. The Adviser mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Adviser generally looks for companies with an above-average rate of earnings growth and an attractive niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

While most assets are invested in U.S. common stocks, other securities may also be purchased, including convertible securities, warrants, preferred stocks, foreign stocks and, to a limited extent, derivatives (such as futures and options) in keeping with portfolio objectives. The Portfolio may invest up to 30% of its total assets in securities of foreign issuers, including those in emerging markets.

In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 6, 2007.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Portfolio, a series of Enterprise Accumulation Trust) advised using a similar investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
26.57% (2001 4th Quarter)	–26.32% (2001 3rd Quarter)

80	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/T. Rowe Price Growth Stock Portfolio — Class IB Shares	–42.10%	–6.80%	–3.85%
Russell 1000 Growth Index†	–38.44%	–3.42%	–4.27%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/T. Rowe Price Growth Stock Portfolio	Class IB Shares
Management Fee	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.21%
Less Fee Waiver/Expense Reimbursement*	–0.01%
Net Annual Portfolio Operating Expenses**	1.20%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$122
3 Years	$383
5 Years	$664
10 Years	$1,465

WHO MANAGES THE PORTFOLIO

T. Rowe Price Associates, Inc. (“T. Rowe”) 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the Portfolio. T. Rowe was founded in 1937 and as of December 31, 2008, T. Rowe and its affiliates Price had $276 billion under management.

P. Robert Bartolo, CPA, CFA, has primary responsibility for managing the Portfolio. Mr. Bartolo is portfolio manager for the T. Rowe Price Growth Stock Fund. Mr. Bartolo is also a Vice President of T. Rowe Price Group, Inc. and has been managing assets for the firm since 2005. Mr. Bartolo has been with T. Rowe Price since August 2002. He is also a portfolio manager in the Equity Division and Mr. Bartolo serves on the Investment Advisory Committee for the firm’s U.S. Mid-, and Large-Cap Growth Strategies. Mr. Bartolo has eleven years of investment experience, six of which have been at T. Rowe Price.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	81

Equity Portfolios (continued)

EQ/UBS Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. In seeking income, the Portfolio invests in stocks of dividend-paying companies.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the Adviser’s assessment of what the security is worth) and its market price. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser estimates the fundamental value of each stock under analysis based on economic, industry and company analysis and a company’s management team, competitive advantage and core competencies. The Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price and value characteristics. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth and Income Portfolio, a series of Enterprise Accumulation Trust) using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth and Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
14.86% (1999 2nd Quarter)	–26.24% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/UBS Growth and Income Portfolio — Class IB Shares	–40.03%	–3.10%	–1.44%
Russell 1000 Index†	–37.60%	–2.04%	–1.09%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not

82	About the investment portfolios	EQ Advisors Trust

reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/UBS Growth and Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	1.19%
Less Fee Waiver/Expense Reimbursement*	–0.14%
Net Annual Portfolio Operating Expenses**	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.03% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$364
5 Years	$641
10 Years	$1,431

WHO MANAGES THE PORTFOLIO

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), One North Wacker Drive, Chicago, Illinois 60606, is the Adviser to the Portfolio. As of December 31, 2008, UBS Global AM had approximately $144 billion in assets under management. UBS Global AM, is an indirect, wholly owned subsidiary of UBS AG (“UBS”) and a member of the UBS Global Asset Management division, which had approximately $539 billion in assets under management as of December 31, 2008. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

Thomas M. Cole, John C. Leonard, Thomas J. Digenan and Scott C. Hazen are the portfolio managers jointly and responsible for the day-to-day management of the Portfolio.

Thomas M. Cole, CFA, is a Managing Director and Head of Research, North American Equities and has held that position for more than five years. He leads the portfolio construction process and reviews the overall composition of the Portfolio. Mr. Cole joined UBS Global AM as an investment professional in 1985.

John C. Leonard, CFA, is a Managing Director and Global Head of Equities, has been for more than five years and is responsible for the construction of U.S. equity portfolios and the oversight of UBS Global AM’s Chicago-based strategy team. He has been with UBS Global AM as an investment professional since 1991. Mr. Leonard assists in portfolio construction.

Thomas J. Digenan, CFA, is a Managing Director and North American Equity Strategist. He assists in portfolio construction. Mr. Digenan joined UBS Global AM as an investment professional in 1993. He has been a North American Equities Strategist since 2001.

Scott C. Hazen, CFA, an Executive Director and North American Equity Strategist since 2004, assists in portfolio construction. He joined UBS Global AM in 1992 and has served as an investment professional since 2004.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	83

Equity Portfolios (continued)

EQ/Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth and income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The Portfolio may invest in issuers of small, medium and large market capitalization. The Portfolio primarily invests in equity securities, but also may invest in preferred stocks and securities convertible into common and preferred stocks.

The Adviser emphasizes a value style of investing, seeking well established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser typically sells portfolio securities when its assessments of capital growth and income potential of such securities materially change.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts. The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities as temporary investments. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below investment grade. The Portfolio also may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipt Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.09% (2006 4th Quarter)	–23.30% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Comstock Portfolio — Class IB Shares	–36.92%	–7.54%
Russell 1000 Value Index†	–36.85%	–4.66%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase

84	About the investment portfolios	EQ Advisors Trust

overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Comstock Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fee (12b-1 fees)	0.25%†
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.07%
Less Fee Waiver/Expense Reimbursement*	–0.07%
Net Annual Portfolio Operating Expenses**	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.98% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$333
5 Years	$583
10 Years	$1,299

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2008, MSIM Inc. had approximately $404 billion in assets under management.

The Multi-Cap Value team is jointly and primarily responsible for the day-to-day management of the Portfolio. The current members of the team include B. Robert Baker, Jr., Jason S. Leder, Kevin C. Holt, Devin E. Armstrong and James N. Warwick. Members of the team may change from time to time. Mr. Baker, the lead portfolio manager, is a Managing Director with Van Kampen. He has had portfolio management responsibilities at Van Kampen since he joined the firm in 1991. Mr. Leder, Managing Director, joined Van Kampen in 1995 and has had portfolio management responsibilities since that time. Mr. Holt, Managing Director, joined Van Kampen in 1999 and has had portfolio management responsibilities since that time. Mr. Armstrong, Vice President, has been associated with the Van Kampen in a research capacity since August 2004 and began managing the Portfolio in an investment management capacity in July 2007. Prior to August 2004, Mr. Armstrong was attending Columbia Business School (August 2002 - May 2004). Mr. Warwick, Executive Director, has been associated with the Adviser in an investment management capacity since May 2002 and began managing the Portfolio in July 2007.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	85

Equity Portfolios (continued)

EQ/Van Kampen Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies at the time of investment. The Portfolio primarily invests in equity securities, including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. Medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index. The Portfolio also may invest in common stocks and other equity securities of small- and large-sized companies.

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser studies a company’s business model, business visibility and the ability to generate free cash flow, a favorable return on invested capital trend and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio also may invest in debt securities of various maturities considered investment grade at the time of investment. Investment grade securities are rated BBB or higher by Standard & Poor’s or rated Baa or higher by Moody’s Investor Services, Inc. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below in investment grade.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts. The Portfolio also may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and currency transactions, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
9.24% (2007 2nd Quarter)	–26.81% (2008 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Mid Cap Growth Portfolio — Class IB Shares	–47.32%	–3.43%
Russell Mid Cap Growth Index†	–44.32%	–5.42%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

86	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Mid Cap Growth Portfolio	Class IB Shares
Management Fee	0.70%
Distribution and/or Service Fee (12b-1 fees)	0.25%†
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.12%
Less Fee Waiver/Expense Reimbursement*	–0.02%
Net Annual Portfolio Operating Expenses*	1.10%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 1.08% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$112
3 Years	$354
5 Years	$615
10 Years	$1,361

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2008 MSIM Inc. had approximately $404 billion in assets under management.

The U.S. Growth team is jointly responsible for the day-to-day management of the Portfolio. The current members of the team include Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton, Armistead Nash and Jason Yeung. Members of the team may change from time to time.

Dennis Lynch is a Managing Director with Van Kampen. He joined the firm in 1998 and has had portfolio management responsibilities for more than five years.

David Cohen is a Managing Director with Van Kampen. He joined the firm in 1993 and has had portfolio management responsibilities for more than five years.

Sam Chainani is a Managing Director with Van Kampen. He joined the firm in 1996 and has had portfolio management responsibilities since June 2004. Prior to that time, Mr. Chainani was associated in an investment capacity with Van Kampen.

Alexander Norton is an Executive Director with Van Kampen. He joined the firm in 2000 and has had portfolio management responsibility since July 2005. Prior to that time, Mr. Norton was associated in an investment capacity with Van Kampen.

Jason Yeung is an Executive Director with Van Kampen. He joined the firm in 2002, and has had portfolio management responsibilities since September 2007. Prior to that time, Mr. Yeung was associated in an investment capacity for Van Kampen.

Armistead Nash is an Executive Director with Van Kampen. He joined the firm in 2002 and has had portfolio management responsibilities

EQ Advisors Trust	About the investment portfolios	87

Equity Portfolios (continued)

since September 2008. Prior to that time, Mr. Nash was associated in an investment capacity for Van Kampen.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

88	About the investment portfolios	EQ Advisors Trust

Fixed Income Portfolios

EQ/Core Bond Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Aggregate Bond Index, which covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, be rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

While complete replication of the Aggregate Bond Index is not possible, the Adviser will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Aggregate Bond Index. Individual securities holdings may differ from the Aggregate Bond Index, and the fund may not track the performance of the Aggregate Bond Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the Aggregate Bond Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves. The Adviser may also purchase or sell futures contracts on the Aggregate Bond Index (or other fixed-income securities indices), if and when they become available.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Index-Fund Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to January 15, 2009, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to January 15, 2009.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
4.62% (2001 3rd Quarter)	–2.89% (2008 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Core Bond Index Portfolio — Class IB Shares	–8.93%	0.78%	3.38%
Barclays Capital U.S. Aggregate Bond Index†	5.24%	4.65%	5.63%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	89

Fixed Income Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Core Bond Index Portfolio	Class IB Shares
Management Fee††	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.71%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fee.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$73
3 Years	$227
5 Years	$395
10 Years	$883

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111 and manages the Portfolio. SSgA FM, is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Portfolio is managed by the SSgA’s Passive Fixed Income Team. Portfolio Managers John Kirby and Mike Brunell are jointly and primarily responsible for the day-to-day management of the Portfolio.

John Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development.

Mike Brunell has been a member of the Fixed Income Index team since 2004. Mr. Brunell is a Principal of SSgA FM and a Vice President of SSgA. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

90	About the investment portfolios	EQ Advisors Trust

EQ/Global Bond PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth and current income.

THE INVESTMENT STRATEGY

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets. The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Portfolio normally invests in at least three countries. The Active Allocated Portion may invest in debt securities that are rated below investment grade (or, if unrated, determined by the Adviser to the Active Allocated Portion to be of comparable quality) (“junk bonds”). The Active Allocated Portion generally does not invest more than 5% of its assets in debt obligations or similar securities denominated in the currencies of developing countries. For purposes of this Active Allocated Portion, the Adviser to the Active Allocated Portion considers those countries whose sovereign debt is rated below investment grade to be developing countries and those countries whose sovereign debt is rated investment grade to be developed countries.

The Active Allocated Portion generally maintains a dollar-weighted average maturity of 5 to 14 years and a duration of 3½ to 10 years. Maturity measures the average final payable dates of debt instruments. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Active Allocated Portion and can be used by the Adviser to the Active Allocated Portion as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Active Allocated Portion, the more sensitive its market value will be to changes in interest rates.

The Adviser to the Active Allocated Portion makes its country selection and currency decisions for the Active Allocated Portion based on its own fundamental research and advanced analytical systems. In choosing investments, the Adviser to the Active Allocated Portion searches for the best values on securities that meet the Active Allocated Portion’s credit and maturity requirements. Bonds selected for inclusion in the Active Allocated Portion are continually monitored to assure they meet the Adviser to the Active Allocated Portion’s standards. The Adviser to the Active Allocated Portion may sell a security for a variety of reasons, such as to invest in an issuer believed to offer superior investment opportunities.

The Active Allocated Portion may, to a limited extent, enter into foreign currency exchange contracts for a variety of purposes, including to gain exposure to foreign markets in which the Active Allocated Portion is underweighted, to hedge the value of its investments or to control risk. The Active Allocated Portion also may invest up to 20% of its assets in foreign mortgage- and asset-based securities and/or foreign bank obligations. In addition, the Active Allocated Portion may invest up to 20% of its assets in investment grade fixed income securities or obligations of U.S. government entities or U.S. corporations. The Active Allocated Portion also may invest up to 15% of its net assets in illiquid securities. The Active Allocated Portion may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which the Active Allocated Portion’s holdings are denominated.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) with minimal tracking error. The Aggregate Bond Index covers the dollar denominated investment-grade, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, MBS passthrough securities (including hybrid ARMs as of April 1, 2007), asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, must be rated investment-grade (Baa3/BBB- or higher) by at least two of the fol-lowing ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rates a security, the rating must be investment grade. The bond also must be dollar-denominated and non-convertible.

The Adviser selects the Index Allocated Portion’s investments by a “sampling” strategy. Specifically, the Adviser invests in a representative sample of securities from each broad segment of the Aggregate Bond

EQ Advisors Trust	About the investment portfolios	91

Fixed Income Portfolios (continued)

Index, such as government bonds, mortgages, and corporate issues that represent key index characteristics. In particular, the Adviser will focus on such characteristics as interest rate sensitivity, credit quality, and sector diversification, although other characteristics also are reflected. The Index Allocated Portion’s holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers. Generally, the Index Allocated Portion attempts to have a correlation between its performance and that of the Aggregate Bond Index of approximately 0.95 before expenses. A correlation of 1.00 would mean that the Index Allocated Portion and the Index were perfectly correlated.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities; therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Exchange Traded Funds Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Index Fund Risk

•	Liquidity Risk

•	Multiple Adviser Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is October 3, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
9.57% (2008 1st Quarter)	–5.74% (2008 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Global Bond PLUS Portfolio — Class IB Shares	6.51%	5.12%
Merrill Lynch Global Broad Market Index†,††	4.51%	5.90%
Merrill Lynch Global Broad Market ex U.S. Index†	4.38%	6.89%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective May 1, 2009, the Portfolio changed its benchmark from the Merrill Lynch Global Broad Market ex U.S. Index to the Merrill Lynch Global Broad Market Index (“Global Broad Market Index”). The Portfolio changed its benchmark because the Manager believes that the Global Broad Market Index reflects more closely the securities and sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not

92	About the investment portfolios	EQ Advisors Trust

reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Global Bond PLUS Portfolio	Class IB Shares
Management Fee††	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses††	0.22%
Total Annual Portfolio Operating Expenses	1.02%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$104
3 Years	$325
5 Years	$563
10 Years	$1,248

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts, 02116-5034, and First International Advisors, LLC, Bishopsgate, London, EC2N 3AB, dba “Evergreen International Advisors” (“Evergreen International”), are Advisers to the Active Allocated Portion of the Portfolio. Evergreen and Evergreen International work together to manage the Active Allocated Portion of the Portfolio. Evergreen International is an affiliate of Evergreen. Evergreen, including Evergreen International, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2008, Evergreen, including, Evergreen International, managed over $175.5 billion.

Anthony Norris and Peter Wilson have joint and primary responsibility for the day-to-day management of the Active Allocated Portion of the Portfolio. Mr. Norris is a Senior Vice President and senior portfolio manager at Evergreen and a Managing Director of Research, Chief Investment Officer and a senior portfolio manager at Evergreen International. He joined Evergreen International in 1990 and has been in the portfolio management field since 1967. Mr. Wilson is a Senior Vice President and senior portfolio manager at Evergreen and a Managing Director, Chief Operating Officer and a senior portfolio manager at Evergreen International. He joined Evergreen International in 1989 and has been in the portfolio management field since 1978.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, new Jersey 08543-9011, manages the Index Allocated Portion of the Portfolio. BlackRock Investment is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $1.3 trillion in investment company and other portfolio assets under management.

Scott Amero, Curtis Arledge, Matthew Marra, and Andrew Phillips, will have joint primary responsibility for managing the Index Allocated portion of the Portfolio tracking the Aggregate Bond Index and the High Yield Index.

Scott Amero is a Vice Chairman and BlackRock’s Global Chief Investment Officer for Fixed Income since 2007. He was managing director of BlackRock since 1990. Mr. Amero is a member of BlackRock’s Executive, Operating and Management committees and Chairman of its Fixed Income Investment Strategy Group that is responsible for global fixed income strategy, asset allocation and overall management of client portfolios. Mr. Amero has more than 5 years of portfolio management responsibility.

Curtis Arledge is a Managing Director of BlackRock, Inc. since 2008. Prior to joining BlackRock, Mr. Arledge was Global Head of the Fixed Income Division of Wachovia Corporation from 2004 to 2008. Mr. Arledge has more than 5 years of portfolio management responsibility.

Matthew Marra is a Managing Director of BlackRock, Inc. since 2006 and was a Director of BlackRock from 2002 to 2006. Mr. Marra has more than 5 years of portfolio management responsibility.

EQ Advisors Trust	About the investment portfolios	93

Fixed Income Portfolios (continued)

Andrew Phillips is a Managing Director of BlackRock, Inc. since 1999. Mr. Phillips has more than 5 years of portfolio management responsibility.

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

94	About the investment portfolios	EQ Advisors Trust

EQ/Intermediate Government Bond Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate Government Bond Index (“Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Bond Index.

THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Bond Index, or other financial instruments that derive their value from those securities. The Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

While complete replication of the Government Bond Index is not practicable, the Adviser will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Government Bond Index. Individual securities holdings may differ from the Government Bond Index, and the Portfolio may not track the performance of the Government Bond Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Government Bond Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves. The Adviser may also purchase or sell futures contracts on the Government Bond Index (or other fixed-income securities indices), if and when they become available.

The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”) that invest in securities comprising the Government Bond Index. When the Portfolio invests in ETFs or other investment companies, the Portfolio bears a proportionate share of expenses charged by the investment company in which it invests. The Portfolio also may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Exchange-Traded Fund Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon Risk

•	Index-Fund Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to January 15, 2009, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to January 15, 2009.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) advised using the same investment objective and strategy as the Portfolio prior to January 15, 2009. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
4.83% (2001 3rd Quarter)	–2.35% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	95

Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Intermediate Government Bond Index Portfolio — Class IB Shares	3.19%	3.33%	4.36%
Barclays Capital U.S. Intermediate Government Bond Index†	10.43%	5.30%	5.74%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Intermediate Government Bond Index Portfolio	Class IB Shares
Management Fee††	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.74%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fee.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$76
3 Years	$237
5 Years	$411
10 Years	$918

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111 and manages the Portfolio. SSgA FM, is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Portfolio is managed by the SSgA Passive Fixed Income Team. Portfolio managers John Kirby and Elya Schwartzman will jointly and primarily have responsibility for the day-to-day management of the Bond Index Portfolio.

John Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development. Elya Schwartzman is a Principal of SSgA FM and Vice President of SSgA. Elya Schwartzman is a member of the Fixed Income Index team. Previously, Mr. Schwartzman spent ten years as an analyst and portfolio manager in the Active Credit group, covering a broad group of industry sectors in both investment grade and speculative grade markets. He has been working in the Fixed Income field since 1996.

96	About the investment portfolios	EQ Advisors Trust

EQ/Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

•	marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities;

•	certificates of deposit, bankers’ acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

(a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

(b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by Standard & Poor’s (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”) or (ii) long term debt rated at least AA by S&P or Aa by Moody’s;

•

commercial paper (rated at least A-1 by S&P or Prime-1 by Moody’s or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody’s) and participation interests in loans extended by banks to such companies;

•	mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

•

corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody’s, as well as corporate debt obligations rated at least A by S&P or Moody’s, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s;

•	floating rate or master demand notes; and

•	repurchase agreements covering securities in which the Portfolio may invest.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks. Normally, the Portfolio invests at least 25% of its net assets in bank obligations.

It is not anticipated that any Portfolio affiliate will purchase any distressed assets from the Portfolio, make a capital infusion, enter into a capital support agreement or take other actions to prevent the per share value of the Portfolio from falling below $0.995.

The credit quality of the securities held by the Portfolio can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant NAV deterioration. The Portfolio’s NAV can be severely impacted by forced selling during periods of high redemption pressures and/or illiquid markets. In addition, the actions of a few large investors in the Portfolio may have a significant adverse effect on other shareholders.

A low-interest rate environment may prevent the Portfolio from providing a positive yield, cause the Portfolio to pay Portfolio expenses out of Portfolio assets or impair the Portfolio’s ability to maintain a stable $1.00 NAV. AXA Equitable may, in its sole discretion, maintain a temporary defensive position with respect to the Portfolio. Although not required to do so, as a temporary defensive measure, AXA Equitable may take measures (including waiving its fees owed by the Portfolio) designed to maintain the Portfolio’s daily yield, exclusive of any insurance and Contract-related fees and expenses, at 0.25% or higher for Class IA shares and 0.00% or higher for Class IB shares for the benefit of the Portfolio’s current shareholders.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Banking Industry Sector Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

EQ Advisors Trust	About the investment portfolios	97

Fixed Income Portfolios (continued)

Interest Rate Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 10, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
1.52% (2000 3rd Quarter)	0.08% (2003 4th Quarter)
The Portfolio’s 7-day yield for the quarter ended December 31, 2008 was –0.21% and the effective yield was –0.21%.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Money Market Portfolio — Class IB Shares	2.13%	2.93%	3.06%
3-Month Treasury Bill†	2.06%	3.25%	3.45%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Money Market Portfolio	Class IB Shares
Management Fee	0.30%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	0.72%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$74
3 Years	$230
5 Years	$401
10 Years	$894

WHO MANAGES THE PORTFOLIO

The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, New York, New York 10106, is the Adviser to the Portfolio. Dreyfus was founded in 1951 and currently manages approximately 200 mutual fund portfolios. As of December 31, 2008, Dreyfus had approximately $350 billion in assets under management.

98	About the investment portfolios	EQ Advisors Trust

EQ/PIMCO Ultra Short Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests at least 80% of its net assets in a diversified portfolio of fixed income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Portfolio invests in a variety of fixed income investments, including securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; and debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises. The Adviser will seek to add value by emphasizing on market sectors and individual securities that, based on historical yield relationships represent an attractive valuation. The average portfolio duration of this Portfolio will vary based on the Adviser’s forecast for interest rates and will normally not exceed one year.

The Portfolio may invest up to 5% of its total assets in derivative instruments, such as options, futures contracts or swap agreements (including long and short credit default swaps and interest rate swaps). The Portfolio, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest up to 10% of its total assets in preferred stocks. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. lf a security is downgraded the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interest of investors. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because the Portfolio was advised using a different investment objective and investment strategy prior to May 1, 2009.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Total Return Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Total Return Portfolio whose inception date is January 24, 2002, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	99

Fixed Income Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.91% (2007 4th Quarter)	–5.22% (2008 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/PIMCO Ultra Short Bond Portfolio — Class IB Shares	–4.07%	2.54%	3.65%
3-Month Libor Index†,††	3.83%	3.79%	3.18%
Barclays Capital U.S. TIPS Index†	–2.35%	4.07%	6.38%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective May 1, 2009, the Portfolio changed its benchmark from the Barclays Capital U.S. TIPS Index to the 3-Month Libor Index. The Portfolio changed its benchmark because the Manager believes that the 3-Month Libor Index reflects more closely the securities and sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/PIMCO Ultra Short Bond Portfolio	Class IB Shares
Management Fee	0.48%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	0.90%
Less Fee Waiver/Expense Reimbursement*	0.00%
Net Annual Portfolio Operating Expenses	0.90%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$92
3 Years	$287
5 Years	$498
10 Years	$1,108

WHO MANAGES THE PORTFOLIO

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2008, assets under management were $747 billion.

Paul McCulley, is responsible for the day-to-day management of the Portfolio. Mr. McCulley is also a managing director, General Portfolio Manager, member of the investment committee in PIMCO’s Newport Beach office and head of PIMCO’s Short-Term Desk. He joined PIMCO in 1999 as a Portfolio Manager and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

100	About the investment portfolios	EQ Advisors Trust

EQ/Quality Bond PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with moderate risk to capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities that are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s Investor Services, Inc. (“Moody’s) or BBB by Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”)), or unrated, fixed income securities that the Adviser determines to be of comparable quality. The Portfolio also seeks to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s and S&P or Fitch). In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio also may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion of the Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser’s assessment of prospective cyclical changes even if such action may adversely affect current income. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The Active Allocated Portion of the Portfolio may invest in USD and Non-USD denominated foreign securities, including those of both developed and developing countries. Developing countries are defined as middle and low-income economies as classified by the World Bank. The Active Allocated Portion of the Portfolio may also make use of various other investment strategies, including zero coupon and pay-in-kind securities, collateralized mortgage obligations, asset-backed securities, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Active Allocated Portion of the Portfolio may also, to a limited extent, use derivatives, including purchasing put and call options and writing covered put and call options on securities it may purchase.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) with minimal tracking error. The Aggregate Bond Index covers the dollar denominated investment-grade, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, MBS passthrough securities (including hybrid ARMs as of April 1, 2007), asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rates a security, the rating must be investment grade. The bond also must be dollar-denominated and non-convertible.

The Adviser selects the Index Allocated Portion’s investments by a “sampling” strategy. Specifically, the Adviser invests in a representative sample of securities from each broad segment of the Aggregate Bond Index, such as government bonds, mortgages, and corporate issues that represent key index characteristics. In particular, the Adviser focuses on such characteristics as interest rate sensitivity, credit quality, and sector diversification, although other characteristics also are reflected. The Index Allocated Portion’s holdings normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers. Generally, the Index Allocated Portion attempts to have a correlation between its performance and that of the Aggregate Bond Index of approximately 0.95 before expenses. A correlation of 1.00 would mean that the Index Allocated Portion and the Index were perfectly correlated.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying

EQ Advisors Trust	About the investment portfolios	101

Fixed Income Portfolios (continued)

ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	ETF Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon and Pay-in Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Quality Bond Portfolio) advised by the Adviser using the same investment objective and strategy as the Portfolio prior to December 1, 2008. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Quality Bond Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
4.49% (2001 3rd Quarter)	–3.44% (2008 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Quality Bond PLUS Portfolio — Class IB Shares	–6.57%	1.43%	3.47%
Barclays Capital U.S. Aggregate Bond Index†	5.24%	4.65%	5.63%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase

102	About the investment portfolios	EQ Advisors Trust

overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Quality Bond PLUS Portfolio	Class IB Shares
Management Fee††	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%†
Other Expenses††	0.19%
Total Annual Portfolio Operating Expenses	0.84%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the expenses of Underlying ETFs incurred indirectly) remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$86
3 Years	$268
5 Years	$466
10 Years	$1,037

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the ETF Allocated Portion.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and assisted in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas is responsible for assisting in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105 managers the Active Allocated Portion of the Portfolio. AllianceBernstein has been an Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the Active Allocated Portion of the Portfolio are made by the U.S.: Core Fixed Income Team, comprised of senior Core Fixed Asset Team members. The Core Fixed Asset Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. While all members of the team work jointly to determine the majority of the investment strategy, including security selection for the firm’s U.S.: Core Fixed Income accounts, Greg Wilensky, Senior Vice President and Portfolio Manager — US Core and Absolute Return Team at AllianceBernstein, is primarily responsible for the day-to-day management of, and has oversight and trading responsibilities for, the Active Allocated Portion of the Portfolio. Mr. Wilensky is a member of the US Core and Absolute Return Team and also manages US Inflation Linked Securities Portfolios. Mr. Wilensky has been responsible for the firm’s stable value business since 1998. He joined AllianceBernstein in 1996 as a Vice President in Portfolio Management and has had portfolio management responsibilities with AllianceBernstein for the past eleven years.

EQ Advisors Trust	About the investment portfolios	103

Fixed Income Portfolios (continued)

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111 and manages the Index Allocated Portion of the Portfolio. SSgA FM, is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Index Allocated Portion of the Portfolio is managed by the SSgA Passive Fixed Income Team. Portfolio managers John Kirby and Mike Brunell are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

John Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development.

Mike Brunell is a Principal of SSgA FM and a Vice President of SSgA. Mr. Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

104	About the investment portfolios	EQ Advisors Trust

2. More information on risks and benchmarks

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio or portion thereof invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk: The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio or portion thereof may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a Portfolio or portion thereof. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser or Manager, as applicable, the consideration to be earned from such loans would justify the risk.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Manager or the Adviser(s) for each Portfolio or portion thereof, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio or portion thereof may not perform as well as other securities that were not selected for the Portfolio or portion thereof. As a result the Portfolio or portion thereof may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios – The Principal Risks,” a particular Portfolio may be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Banking Industry Sector Risk. To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio or portion thereof is called for redemption, the Portfolio or portion thereof will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s or portion thereof’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a

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significant impact on a Portfolio’s or portion thereof’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio or portion thereof also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio or portion thereof uses a derivative security for purposes other than as a hedge, that Portfolio or portion thereof is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Exchange Traded Funds Risk: When a Portfolio or portion thereof invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a Portfolio or portion thereof invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs may also change their investment objectives or policies without the approval of the Portfolio or portion thereof. If that were to occur, the Portfolio or portion thereof might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio or portion thereof. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio or portion thereof that invests in such an ETF could be adversely impacted.

Net Asset Value Risk.  The market price of an Underlying ETF may be different from its NAV (i.e., the Underlying ETF may trade at a at a discount or premium to its NAV). The performance of a portfolio could be adversely impacted.

Passive Investment Risk.  Most ETFs are not actively managed. Each Underlying ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the Underlying ETFs do not change their investment strategies to respond to changes in the economy. This means that an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Tracking Error Risk: Imperfect correlation between each Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause and Underlying ETF’s performance to not match the performance of its index.

Underlying ETF Management Risk: No Underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each Underlying ETF may not produce the intended results.

Valuation Risk: The risk that an Underlying ETF has valued certain securities at a higher price than it can sell them for.

Inactive Market Risk: Although the Underlying ETFs are listed for trading on national securities exchanges and certain foreign

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exchanges, there can be no assurance that an active trading market for the shares of the Underlying ETFs will develop or be maintained. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

An Underlying ETF may be subject to certain additional risks as discussed in its iShares Prospectus.

Financial Services Sector Risk. To the extent a Portfolio invests in the financial services sector, the value of a Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing in a diversified portfolio of securities.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. The risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. In addition, the principal on asset-backed securities may be prepaid at any time, which will reduce the yield and market value. When interest rates are declining, there are usually more prepayments of loans as borrowers are motivated to pay off debt and refinance at new lower rates, which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions.

If a Portfolio purchases asset-backed securities that are “subordinated” to other interests in the same pool of assets, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. In addition, instability in the markets for asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail

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secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Mortgage-Backed Securities Risk: The risk that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a Portfolio purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios or portions thereof that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s or portion’s net asset value.

Foreign Securities Risk: A Portfolio’s or portion thereof’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s or portion’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s or portion’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio or portion thereof may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or

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receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s or portion thereof’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts: A Portfolio or portion thereof may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (“GDRs”) (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio or portion thereof may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio or portion thereof investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition, certain markets in which the Portfolios or portions thereof may invest are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s or portion thereof’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio or portion thereof to carry out transactions. If a Portfolio or portion thereof cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio or portion thereof cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio or portion thereof could be liable for any losses incurred.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Index-Fund Risk: Certain Portfolios and the Index Allocated Portions of certain Portfolios invest in the securities included in a relevant index or a representative sample of securities regardless of market trends. These Portfolios and the Index Allocated Portions of these Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although each of these Portfolios (or portion thereof) attempts to closely track its benchmark index, the Portfolio (or portion thereof) may not invest in all of the securities in the index. Therefore, there can be no assurance that performance of the Portfolio (or portion thereof) will match that of the benchmark index. Also, each Portfolio’s (or portion’s)

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returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the Portfolio.

Initial Public Offering (“IPO”) Risk: A Portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a Portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A Portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the Portfolio will receive an allocation of shares. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as those Portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Company Securities Risk: A Portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the Portfolio level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Loan Participation and Assignments Risk. A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable as a co-lender.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Multiple Adviser Risk. Certain Portfolios employ more than one Adviser. Each Adviser independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio. In addition, while the Manager seeks to allocate a Portfolio’s assets among the Portfolio’s Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Advisers to which the Manager pays different fees, which could impact the Manager’s revenues and profits.

Non-Diversification Risk: The EQ/GAMCO Mergers and Acquisitions Portfolio is classified as a “non-diversified” investment company, which means that the proportion of the Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of a non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of such Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of such a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the

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securities in which such a Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Turnover Risk: The Portfolios and portions thereof do not restrict the frequency of trading to limit expenses. The Portfolios and portions thereof may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio or portion thereof and its shareholders, which would reduce investment returns.

Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Short Sales Risk: A Portfolio may sell a security short by borrowing it from a third party and selling it at the then-current market price. A Portfolio is then obligated to buy the security on a later date so it can be returned to the lender. Short sales, therefore, involve the risk that the Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which the Portfolio previously sold the security short. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Portfolio’s potential loss on a long position arises from decreases in the value of the security and, therefore, such loss is limited by the fact that a security’s value cannot drop below zero.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s or portion thereof’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well- known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that an Adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than an Adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return.

Unseasoned Companies Risk: These are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” is compared to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Each benchmark branded “Barclays Capital” was formerly branded “Lehman Brothers.” No other changes have been made to these benchmarks.

Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) covers the dollar denominated investment-grade, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, MBS pass-through securities (including hybrid ARMs as of April 1, 2007), asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity and must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rates a security, the rating must be investment grade. The bond also must be dollar-denominated and non-convertible.

Barclays Capital U.S. Intermediate Government Bond Index is an unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt securities including government and corporate securities with maturities between one and ten years.

Barclays Capital U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities Market.

Merrill Lynch Global Broad Market Index ex U.S. is an unmanaged index that tracks the performance of investment grade public debt issued in the major domestic and eurobond markets, including “global” bonds, but excluding the U.S. dollar-denominated securities.

Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date.

The Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index (“3-Month Libor Index”) tracks the performance of a synthetic asset paying Libor to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and without coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current fixing rate) and rolled into a new instrument.

Morgan Stanley Capital International (“MSCI”) EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE Index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. The MSCI EAFE Index returns assume dividends are reinvested net of withholding taxes and do not reflect any fees or expenses.

Morgan Stanley Capital International (“MSCI”) EAFE Growth Index is an unmanaged index comprised of 21 MSCI country indices representing stocks from companies in developed markets outside of North America (i.e. Europe, Australasia and the Far East) having growth investment style characteristics.

Morgan Stanley Capital International (“MSCI”) EMF (Emerging Markets Free) Gross Dividend IndexSM (“MSCI EMF”) is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 25 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

Morgan Stanley Capital International (“MSCI”) ACW (All Country World) Index ex. U.S. Growth is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets (excluding the U.S.) and 25 emerging markets, and has growth style characteristics.

Morgan Stanley Capital International (“MSCI”) World Index is an unmanaged index considered representative of stock markets of developed countries.

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FTSE NAREIT Equity REIT Index measures the performance of commercial real estate space across the U.S. economy.

Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 90% of the total market capitalization of the Russell 3000.

Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 10% of the total market capitalization of the Russell 3000.

Russell 2000® Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index (“Russell 2500”) is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 20% of the total market capitalization of the Russell 3000.

Russell 2500™ Growth Index is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2500™ Value Index is an unmanaged index which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index (“Russell Mid Cap”) is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents about 31% of the total market capitalization of the Russell 1000.

Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Index (referred to here in as “Standard & Poor’s 500 Index” or “S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”) is an unmanaged weighted index of 400 domestic stocks chosen for market size (general median market capitalization range of $1.5 billion to $5.5 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

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3. More information on investing in ETFs

Generally, under the 1940 Act, the Portfolios may not acquire shares of another investment company (including ETFs and other registered investment companies) if, immediately after such acquisition, a Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. Generally, the Portfolios, other than the PLUS Portfolios, do not intend to invest beyond these limits. As noted in the section “About the Investment Portfolios,” each PLUS Portfolio intents to invest a portion of its assets in Underlying ETFs and may invest in Underlying ETFs beyond the limits set forth in the 1940 Act. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the PLUS Portfolios) in excess of the above limits. The PLUS Portfolios’ ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the PLUS Portfolios take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such exemptive orders to the ETFs in which the PLUS Portfolios may invest (iShares and SPDRs), which permits investment companies (such as the PLUS Portfolios) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the orders, the PLUS Portfolios generally may acquire up to 25% of the assets of an Underlying ETF.

The Manager will waive fees otherwise payable to it by a PLUS Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an Underlying ETF pursuant to Rule 12b-1 under the 1940 Act) received from an Underlying ETF by the Manager, or an affiliated person of the Manager, in connection with the investment by a PLUS Portfolio in the Underlying ETF. With respect to registered separate accounts that invest in a PLUS Portfolio, no sales load will be charged at the Portfolio level or at the Underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Portfolio level or at the Underlying ETF level, not both. With respect to other investments in a PLUS Portfolio, any sales charges and/or service fees charged with respect to shares of a Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of the FINRA.

To the extent other ETFs obtain similar exemptive relief from the SEC, a PLUS Portfolio may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If such relief is granted by the SEC, a PLUS Portfolio may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limits of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent a PLUS Portfolio from allocating its investments in the manner that the Manager considers optimal. As noted above, each PLUS Portfolio invests a portion of its assets in the Underlying ETFs. Accordingly, the ETF Allocated Portion of a PLUS Portfolio’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.

General Investment Risks of Underlying ETFs: Each Underlying ETF is subject to the following general risks. Information regarding additional principal risks specific to each Underlying ETF is listed in the following section entitled “Information regarding the underlying ETFs.” Additional information regarding these risks is available in the section entitled “More Information on Risks and Benchmarks” and in the relevant iShares’ or SPDRs’ Prospectus.

Risks for International ETFs

Asset Class Risk

Concentration Risk

Foreign Securities/Investments Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

Valuation Risk

Risks for Domestic ETFs

Asset Class Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

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Information Regarding the Underlying ETFs

Below is a list of the Underlying ETFs in which the PLUS Portfolios currently may invest. The Underlying ETFs in which the PLUS Portfolios may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Japan Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Japan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Geographic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Structural Risks

•   U.S. Economic Risk

iShares® MSCI EAFE Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index was developed as an equity benchmark for international stock performance. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Non-Diversification Risk • Security Risk
iShares® MSCI EAFE Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the growth style. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Growth Securities Risk • Non-Diversification Risk • Security Risk
iShares® MSCI EAFE Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the value style. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Non-Diversification Risk • Security Risk • Value Securities Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Pacific ex-Japan Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as represented by the MSCI Pacific ex-Japan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Asian Economic Risk • Currency Risk • Custody Risk • Interdependence Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Reliance on Exports Risk • Security Risk • Trading Risk
iShares® S&P Europe 350 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Europe 350 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Security Risk
iShares® S&P Latin America 40 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Latin America 40 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk
iShares® MSCI Canada Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Canadian market, as represented by the MSCI Canada Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Commodity Exposure Risk • Currency Risk • Custody Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk • Structural Risks • Trading Risk • U.S. Economic Risk
iShares® MSCI Emerging Markets Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or in ADRs and GDRs representing such securities. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Securities Market Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Hong Kong Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Hong Kong market, as represented by the MSCI Hong Kong Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Asian Economic Risk • Currency Risk • Custody Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Reliance on Exports Risk • Security Risk • Trading Risk • U.S. Economic Risk
iShares® MSCI Singapore Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Singapore Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance of Exports Risk

•   Structural Risks

•   Trading Risk

iShares® FTSE/Xinhua China 25 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the FTSE/Xinhua China 25 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk
iShares MSCI Australia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australian market, as represented by the MSCI Australia Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Commodity Exposure Risk

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Trading Risk

•   U.S. Economic Risk

iShares MSCI France Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Agriculture Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Germany Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI Malaysia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Malaysian market, as measured by the MSCI Malaysia Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Malaysian Market
ishares ® MSCI Netherlands Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Investable Market Index.	The Fund will normally invest at least 80% of its assets in the securities of its Underlying index and ADRs based on securities of its Underlying Index. The Fund uses a representative sampling indexing strategy to try to achieve the Fund’s investment objective.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Geographic Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI South Africa Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk • Structural Risks • Trading Risk
iShares MSCI South Korea Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Emerging Market Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Structural Risks

•   Trading Risk

•   U.S. Economic Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Spain Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI Taiwan Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Taiwan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Asian Economic Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI Thailand Investable Market Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the MSCI Thai Investable Market Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Turkish Market
iShares MSCI Turkey Investable Market Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the MSCI Turkey Investable Market Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Turkish Market
iShares MSCI United Kingdom Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Structural Risks

•   Trading Risk

•   U.S. Economic Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Brazil Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI Brazil Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The Fund uses a representative sampling indexing strategy to try to track the index.

•   Central and South American Economic Risks

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Risks of Privatization Results

•   Structural Risks

•   Trading Risk

iShares MSCI Italy Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to try to track the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union

•   Security Risk

•   Structural Risks

•   Trading Risk

iShares MSCI Mexico Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the Mexican market, as represented by the MSCI Mexico Investable Market Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the Fund.

•   Central and South American Economic Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Security Risk

•   Structural Risks

•   Trading Risk

•   U.S. Economic Risk

iShares MSCI BRIC Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI BRIC Index.

The fund will invest at least 80% of its assets in securities of its underlying index and in depositary receipts representing such securities. The underlying index is designed to measure the combined equity market performance in Brazil, Russia, India and China.

The Fund uses a representative sampling indexing strategy to try to track the index.

•   Asian Economic Risk

•   Central and South American Regional Economic Risk

•   Commodity Exposure Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   European Economic Risk

•   Geographic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risks of Privatization Results

•   Security Risk

•   Structural Risks

•   U.S. Economic Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Austria Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Austrian market, as represented by the MSCI Austria Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union

•   Security Risk

•   Trading Risk

iShares MSCI Belgium Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Investable Market Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Risk of Uncertainty of European Union

•   Security Risk

•   Trading Risk

iShares MSCI Sweden Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•   Commodity Exposure Risk

•   Currency Risk

•   Custody Risk

•   European Economic Risk

•   Issuer Risk

•   Legal Enforcement Risk

•   Non-Diversification Risk

•   Reliance on Exports Risk

•   Security Risk

•   Structural Risk

•   Trading Risk

iShares S&P/TOPIX 150 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s/TOPIX 150 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The underlying index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Morningstar Mid Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® Morningstar Mid Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Growth Investing Risk • Mid-Cap Company Risk
iShares® Morningstar Mid Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk
iShares® Russell Midcap Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the 800 smallest companies in the Russell 1000 Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® Russell Midcap Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 54% of the total market value of the Russell Midcap Index.	• Concentration Risk • Mid-Cap Company Risk • Growth Investing Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Russell Midcap Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 46% of the total market value of the Russell Midcap Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk
iShares® S&P MidCap 400 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s MidCap 400 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® S&P MidCap 400 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P MidCap 400/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Growth Investing Risk
iShares® S&P MidCap 400 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P MidCap 400/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® NYSE 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the NYSE U.S. 100 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE.	• Concentration Risk
iShares® Russell 1000 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the approximately 1,000 largest companies in the Russell 3000 Index.
iShares® Russell 1000 Growth Index Fund	Seeks investment returns that correspond generally to the price and yield performance of the Russell 1000 Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 51% of the total market value of the Russell 1000 Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® Russell 1000 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 50% of the total market value of the Russell 1000 Index.	• Value Investing Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® S&P 500 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 500 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the large-capitalization sector of the U.S. equity market.
iShares® S&P 500 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® S&P 500 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Value Investing Risk
iShares® S&P 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 100 Index.	The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of a subset of the S&P 500 Index consisting of blue chip stocks from diverse industries.	• Non-Diversification Risk
iShares® Morningstar Large Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Non-Diversification Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Morningstar Large Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Growth Investing Risk • Non-Diversification Risk
iShares Morningstar Large Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Non-Diversification Risk • Value Investing Risk
iShares Dow Jones U.S. Healthcare Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Healthcare Sector Risk • Issuer Risk • Non-Diversification Risk • Small-Capitalization Companies Risk
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment and Services Index.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Issuer Risk • Non-Diversification Risk • Oil Equipment and Services Sector Risk • Small-Capitalization Companies Risk
iShares S&P North American Technology Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector Index™.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Non-Diversification Risk • Technology Sector Risk
iShares S&P North American Technology — Software Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology — Software Index™.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Non-Diversification Risk • Technology Sector Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® DJ Wilshire Large Cap ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Index (the “Large Cap Index”). There is no assurance that the Fund will achieve its investment objective.	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Large Cap Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Large Cap Risk
SPDR® DJ Wilshire Large Cap Value ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Value Index (the “Large Cap Value Index”).	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Large Cap Value Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Large Cap Risk • Value Risk
SPDR® DJ Wilshire Large Cap Growth ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Growth Index (the “Large Cap Growth Index”).	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Large Cap Growth Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Large Cap Risk • Growth Risk
Consumer Discretionary Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Consumer Discretionary Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Consumer Discretionary Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Consumer Discretionary Sector Risk
Consumer Staples Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Consumer Staples Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Consumer Staples Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Consumer Staples Sector Risk
Energy Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Energy Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Energy Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Energy Sector Risk
Financial Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Financials Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Financials Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Financial Sector Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Health Care Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Healthcare Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Healthcare Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Health Care Sector Risk
Industrial Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Industrial Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Industrial Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Industrial Sector Risk
Materials Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Materials Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Materials Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Materials Sector Risk
Technology Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Info Tech Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Info Tech Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Technology Sector Risk
Utilities Select Sector SPDR® Fund	The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P Utilities Select Sector Index.	The Fund utilizes a relatively low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the S&P Utilities Select Sector Index.	• Index Risk • Non-Diversification Risk • Index Tracking Risk • Concentration Risk • Utilities Sector Risk
SPDR® DJ Wilshire Mid Cap ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Index (the “Mid Cap Index”).	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Mid Cap Risk
SPDR® DJ Wilshire Mid Cap Value ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Value Index (the “Mid Cap Value Index”).	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Value Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Mid Cap Risk • Value Risk
SPDR® DJ Wilshire Mid Cap Growth ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Growth Index (the “Mid Cap Growth Index”).	The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Growth Index.	• Index Risk • Non-Diversified Risk • Index Tracking Risk • Mid Cap Risk • Growth Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® Barclays Capital High Yield Bond ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index (the “High Yield Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the High Yield Index.	• Index Risk • Index Tracking Risk • Non-Diversified Risk • Income Risk • Interest Risk • Credit Risk • Call Risk • Derivatives Risk • Liquidity Risk • Issuer risk • High Yield Securities Risk
SPDR® Barclays Capital Municipal Bond ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of Barclays Capital Municipal Managed Money Index (the “National Municipal Bond Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the National Municipal Bond Index.

•   Index Risk

•   Index Tracking Risk

•   Non-Diversified Risk

•   Income Risk

•   Interest Rate Risk

•   Credit Risk

•   Call Risk

•   Derivatives Risk

•   Liquidity Risk

•   Issuer Risk

•   Concentration Risk

•   Tax Risk

•   Political Risk

SPDR® DB International Government Inflation-Protected Bond ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the DB Global Government ex-US Inflation-Linked Bond Capped Index (the “International Treasury TIPS Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the International Treasury TIPS Index.

•   Index Risk

•   Index Tracking Risk

•   Non-Diversified Risk

•   Income Risk

•   Interest Rate Risk

•   Credit Risk

•   Call Risk

•   Derivatives Risk

•   Liquidity Risk

•   Foreign Securities Risk

•   Emerging Markets Risk

SPDR® Barclays Capital International Treasury Bond Fund	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays Capital Global Treasury Ex-US Capped Index (the “Global Treasury Ex-US Capped Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the Global Treasury Ex-US Capped Index.

•   Index Risk

•   Index Tracking Risk

•   Non-Diversified Risk

•   Income Risk

•   Interest Rate Risk

•   Credit Risk

•   Call Risk

•   Derivatives Risk

•   Liquidity Risk

•   Foreign Securities Risk

•   Emerging Markets Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares JPMorgan USD Emerging Markets Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index.	The Fund generally will invest at least 90% of its assets in the JPMorgan EMBI Global Core Index.

•   Call Risk

•   Concentration Risk

•   Credit Risk

•   Emerging Markets Risk

•   Geographic Risk

•   High Yield Risk

•   Interest Rate Risk

•   Issuer Risk

•   Liquidity Risk

•   Non-Diversification Risk

•   Securities Market Risk

•   Security Risk

•   Sovereign Obligations Risks

•   Structural Risks

iShares Barclays Aggregate Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total U.S. investment grade bond market as defined by the Barclays Capital U.S. Aggregate Index.	The Fund seeks to track the performance of the Barclays Capital US Aggregate Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Call Risk • Concentration Risk • Credit Risk • Derivatives Risk • Foreign Issuers Risk • Interest Rate Risk • Issuer Risk • Liquidity Risk • Mortgage-Backed Securities Risk
iShares Barclays Short Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the U.S. Treasury market as defined by the Barclays Capital Short U.S. Treasury Index.	The Fund seeks to track the performance of the Barclays Capital US Aggregate Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Concentration Risk • Interest Rate Risk • Non-Diversification Risk
iShares Barclays 1-3 Year Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. Treasury market as defined by the Barclays Capital 1-3 Year U.S. Treasury Index.	The Fund seeks to track the performance of the Barclays Capital 1-3 Year U.S. Treasury Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Concentration Risk • Credit Risk • Interest Rate Risk • Reinvestment Risk
iShares Barclays 3-7 Year Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. Treasury market as defined by the Barclays Capital 3-7 Year U.S. Treasury Index.	The Fund seeks to track the performance of the Barclays Capital 3-7 Year U.S. Treasury Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Call Risk • Concentration Risk • Interest Rate Risk • Non-Diversification Risk • Reinvestment Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Barclays 7-10 Year Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the U.S. Treasury market as defined by the Barclays Capital 7-10 Year U.S. Treasury Index.	The Fund seeks to track the performance of the Barclays Capital 7-10 Year U.S. Treasury Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Call Risk • Concentration Risk • Interest Rate Risk
iShares Barclays 10-20 Year Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the Barclays Capital 10-20 Year U.S. Treasury Index.	The Fund seeks to track the performance of the Barclays Capital 10-20 Year U.S. Treasury Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Concentration Risk • Interest Rate Risk • Non-Diversification Risk
iShares Barclays 20+ Year Treasury Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. Treasury market as defined by the Barclays Capital 20+ Year U.S. Treasury.	The Fund seeks to track the performance of the Barclays Capital 20+ Year U.S. Treasury Index by investing approximately 90% of its assets in bonds represented in the index and in securities that provide substantially similar exposure.	• Concentration Risk • Interest Rate Risk
iShares Barclays TIPS Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the Barclays Capital U.S. Treasury TIPS Index.	The Fund generally invests in at least 90% of its assets in inflation-protected bonds in the Barclays Capital U.S. Treasury TIPs Index and at least 95% of its assets in U.S. government bonds.	• Concentration Risk • Interest Rate Risk
iShares iBoxx $ Investable Grade Corporate Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx® Liquid Investment Grade Index.	The Fund generally invests 90% of its assets in the securities of the iBoxx® Liquid Investment Grade Index.	• Call Risk • Concentration Risk • Credit Risk • Foreign Issuers Risk • Interest Rate Risk • Issuer Risk • Liquidity Risk • Non-Diversification Risk
iShares Barclays MBS Bond Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. as defined by the Barclays Capital U.S. MBS Index.	The Fund generally invests 90% of its assets in the Barclays Capital U.S. Credit Index and investments that provide similar exposure to the Index.	• Call Risk • Concentration Risk • Credit Risk • Derivatives Risk • Interest Rate Risk • Liquidity Risk • Mortgage-Backed Securities Risk • Non-Diversification Risk

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ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Barclays Credit	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Index.	The Fund generally invests 90% of its assets in the Barclays Capital U.S. Credit Index.	• Call Risk • Concentration Risk • Credit Risk • Foreign Issuers Risk • Interest Rate Risk • Issuer Risk • Liquidity Risk • Non-Diversification Risk • Reinvestment Risk
SPDR® DJ Euro STOXX 50 ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones EURO STOXX 50® Index (“Dow Jones EURO STOXX 50 Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the Dow Jones EURO STOXX 50 Index.	• Index Risk • Foreign Securities Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Large Cap Risk • Geographic Risk • Country and Regional Risk
SPDR® DJ STOXX 50 ETF	The Fund’s investment objective is to replicate as closely as possible, before expenses, the price and yield performance of the Dow Jones STOXX 50® Index (“Dow Jones STOXX 50 Index”).	The Fund uses a passive management strategy designed to track the price and yield performance of the Dow Jones STOXX 50 Index.	• Index Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Large Cap Risk • Geographic Risk • Country and Regional Risk
SPDR® S&P BRIC 40 ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P BRIC 40 Index (“BRIC 40 Index”).	The Fund uses a passive management strategy designed to track the total return performance of the BRIC 40 Index.	• Index Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Large Cap Risk • Mid Cap Risk • Small Cap Risk • Emerging Markets Risk • Geographic Risk • Country and Regional Risk
SPDR® S&P China ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P China BMI Index (“China Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the China Index.

•   Index Risk

•   Non-Diversified Risk

•   Derivatives Risk

•   Index Tracking Risk

•   Large Cap Risk

•   Mid Cap Risk

•   Small Cap Risk

•   Micro Cap Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Country and Regional Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR (ETF) S&P Emerging Asia Pacific ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Asia Pacific Emerging BMI Index (“Asia Pacific Emerging Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Asia Pacific Emerging Index.

•   Index Risk

•   Foreign Securities Risk

•   Non-Diversified Risk

•   Concentration Risk

•   Derivatives Risk

•   Index Tracking Risk

•   Large Cap Risk

•   Mid Cap Risk

•   Small Cap Risk

•   Micro Cap Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Country and Regional Risk

SPDR® S&P Emerging Europe ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P European Emerging Capped BMI Index (“European Emerging Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the European Emerging Index.

•   Index Risk

•   Non-Diversified Risk

•   Derivatives Risk

•   Index Tracking Risk

•   Large Cap Risk

•   Mid Cap Risk

•   Small Cap Risk

•   Micro Cap Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Country and Regional Risk

SPDR® S&P Emerging Latin America ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Latin America BMI Index (“Latin America Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Latin America Index.

•   Index Risk

•   Non-Diversified Risk

•   Derivatives Risk

•   Index Tracking Risk

•   Large Cap Risk

•   Mid Cap Risk

•   Small Cap Risk

•   Micro Cap Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Country and Regional Risk

SPDR® S&P Emerging Markets ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Emerging BMI Index (“Emerging Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Emerging Index.	• Index Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Large Cap Risk • Mid Cap Risk • Small Cap Risk • Micro Cap Risk • Emerging Markets Risk
SPDR® S&P Emerging Markets Small Cap ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Emerging Markets Under USD2 Billion Index (the “Emerging Markets Small Cap Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Emerging Markets Small Cap Index.	• Index Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Small Cap Risk • Mid Cap Risk • Emerging Markets Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® S&P Emerging Middle East & Africa ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Mid-East & Africa BMI Index (“Mid-East & Africa Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Mid-East & Africa Index.

•   Index Risk

•   Non-Diversified Risk

•   Derivatives Risk

•   Index Tracking Risk

•   Large Cap Risk

•   Mid Cap Risk

•   Small Cap Risk

•   Micro Cap Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Country and Regional Risk

SPDR® S&P International Mid Cap ETF	The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Developed Ex-U.S. Between USD2 Billion and USD5 Billion Index (the “Mid Cap Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the Mid Cap Index.	• Index Risk • Foreign Securities Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Mid Cap Risk • Small Cap Risk
SPDR® S&P International Small Cap ETF	The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the S&P Developed Ex-U.S. Under USD2 Billion Index (“World Small Cap Index”).	The Fund uses a passive management strategy and “sampling” methodology designed to track the total return performance of the World Small Cap Index.	• Index Risk • Non-Diversified Risk • Derivatives Risk • Index Tracking Risk • Small Cap Risk • Micro Cap Risk
iShares MSCI Switzerland Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Switzerland Index.	The Fund generally invests at least 90% of its assets in the securities of the MSCI Switzerland Index and in depositary receipts representing securities in the Underlying Index.

•   Asset Class Risk

•   Currency Risk

•   Custody Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Non-Diversification Risk

•   Reliance on Trading Partners Risk

•   European Economic Risk

•   U.S. Economic Risk

134	More information on investing in ETFs and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI All Country Asia ex Japan Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan Index (“Underlying Index”).	The Fund generally invests at least 90% of its assets in securities of the Underlying Index and depositary receipts representing securities of the Underlying Index.

•   Asian Security Risk

•   Asian Structural Risk

•   Asian Economic Risk

•   Heavy Government Control and Regulations

•   Political and Social Risk

•   Expropriation Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement of Shareholder Rights Risk

•   Non-Diversification Risk

•   Privatization Risk

•   Reliance on Trading Partners Risk

•   Security Risk

iShares S&P Asia 50 Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 Index.	The Fund generally invests at least 90% of its assets in securities of the Underlying Index and depositary receipts representing securities of the Underlying Index.

•   Asian Security Risk

•   Asian Structural Risk

•   Asian Economic Risk

•   Heavy Government Control and Regulations

•   Political and Social Risk

•   Expropriation Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Geographic Risk

•   Issuer Risk

•   Lack of Natural Resources Risk

•   Legal Enforcement of Shareholder Rights Risk

•   Non-Diversification Risk

•   Reliance on Trading Partners Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above. SPDRs® is used under license from The McGraw-Hill Companies, Inc. (“McGraw-Hill”). McGraw-Hill makes no representation or warranty regarding the advisability of investing in any of the funds listed above.

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	135

4. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About the Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among sixty-nine (69) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IB shares of thirty-nine (39) Portfolios. Each Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios. With respect to the PLUS Portfolios, the Manager is responsible for, among other things, determining the asset allocation range for the Portfolios, selecting and monitoring the Advisers for the Portfolios, advising the ETF Allocated Portions of the Portfolios (including selecting Underlying ETFs in which the Portfolios invest) and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. With respect to the Trust’s other Portfolios, the Manager’s management responsibilities include the selection and monitoring of Advisers for the Portfolios.

The Manager plays an active role in monitoring each Portfolio (or portion thereof) and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ or portion thereof’s investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio (or portion thereof) and Adviser performance and Portfolio (or portion thereof) operations that is used to supervise and monitor the Advisers and the Portfolio (or portion thereof) operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio (or portion thereof) performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios (or portions thereof). The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also may allocate a Portfolio’s assets to additional Advisers subject to the approval of the Trust’s Board of Trustees and has discretion to allocate each Portfolio’s assets among a Portfolio’s current Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers.

The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an Affiliated Adviser, such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2008 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2008 in accordance with the provisions of the Expense Limitation Agreement, as defined below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2008

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/AllianceBernstein International	0.73%	0.00%
EQ/AllianceBernstein Small Cap Growth	0.75%	N/A

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Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/BlackRock Basic Value Equity	0.56%	N/A
EQ/BlackRock International Value	0.83%	0.00%
EQ/Boston Advisors Equity Income	0.75%	0.12%
EQ/Calvert Socially Responsible	0.65%	0.00%
EQ/Capital Guardian Growth	0.65%	0.10%
EQ/Capital Guardian Research	0.65%	0.05%
EQ/Common Stock Index	0.35%	N/A
EQ/Core Bond Index	0.35%	N/A
EQ/Equity 500 Index	0.25%	N/A
EQ/Evergreen Omega	0.65%	0.00%
EQ/Focus PLUS	0.50%	0.00%
EQ/GAMCO Mergers and Acquisitions	0.90%	N/A
EQ/GAMCO Small Company Value	0.75%	0.00%
EQ/Global Bond PLUS	0.55%	N/A
EQ/Global Multi-Sector Equity	0.73%	N/A
EQ/Intermediate Government Bond Index	0.35%	N/A
EQ/International Core PLUS	0.60%	0.02%
EQ/International Growth	0.85%	N/A
EQ/JPMorgan Value Opportunities	0.60%	0.01%
EQ/Large Cap Core PLUS	0.50%	0.05%
EQ/Large Cap Growth Index	0.35%	N/A
EQ/Large Cap Growth PLUS	0.51%	0.00%
EQ/Large Cap Value Index	0.35%	N/A
EQ/Large Cap Value PLUS	0.49%	0.00%
EQ/Lord Abbett Growth and Income	0.65%	0.10%
EQ/Lord Abbett Large Cap Core	0.65%	0.12%
EQ/Mid Cap Index	0.35%	N/A
EQ/Mid Cap Value PLUS	0.55%	0.00%
EQ/Money Market	0.30%	N/A
EQ/Montag & Caldwell Growth	0.75%	0.00%
EQ/PIMCO Ultra Short Bond	0.48%	0.00%
EQ/Quality Bond PLUS	0.40%	N/A
EQ/Small Company Index	0.25%	N/A
EQ/T. Rowe Price Growth Stock	0.80%	0.01%
EQ/UBS Growth and Income	0.75%	0.14%
EQ/Van Kampen Comstock	0.65%	0.07%
EQ/Van Kampen Mid Cap Growth	0.70%	0.02%

During fiscal year 2008, the Manager agreed to reduce the contractual management fees for certain Portfolios. The following table shows the current contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the Portfolios listed.

Portfolio	Management Fee
EQ/Common Stock Index	0.350%
EQ/Core Bond Index	0.350%
EQ/Intermediate Government Bond Index	0.350%
EQ/Large Cap Growth Index	0.350%
EQ/Large Cap Value Index	0.350%
EQ/ Mid Cap Index	0.350%

The following table shows the current contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the Portfolios listed.

Portfolio	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Large Cap Value PLUS	0.500%	0.450%	0.425%	0.400%	0.375%

	First $4 Billion	Next $4 Billion	Thereafter
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%

Effective May 1, 2009, the Manager agreed to reduce the contractual management fees for certain additional Portfolios. The following tables show the current contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the Portfolio listed in the table.

Portfolio	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Global Multi-Sector Equity	0.750%	0.700%	0.675%	0.650%	0.625%

Portfolio	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Focus PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
	First $4 Billion	Next $4 Billion			Thereafter
EQ/Global Bond PLUS	0.550%	0.530%	—	—	0.510%

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, except the PLUS Portfolios and certain excluded Portfolios, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain Portfolios noted below), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: All Asset

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Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, the Crossings Allocation Portfolios, the EQ/AXA Franklin Income Core Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/AXA Mutual Shares Core Portfolio, the EQ/AXA Templeton Growth Core Portfolio, the EQ/Global Multi-Sector Equity Portfolio, and the PLUS Portfolios. Each PLUS Portfolio pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style). Each of the excluded portfolios pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreements with AXA Equitable and the investment advisory agreements with the Advisers with respect to the Portfolios is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2008.

Expense Limitation Agreement

In the interest of limiting through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Portfolio invests, dividend and interest expenses on securities sold short, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed the following respective expense ratios:

Expense Limitation Provisions

Total Expenses Limited to (% of daily net assets)
Portfolios	Class IB Shares
EQ/AllianceBernstein International	1.15%
EQ/BlackRock International Value†	1.30%
EQ/Boston Advisors Equity Income	1.05%
EQ/Calvert Socially Responsible	1.15%
EQ/Capital Guardian Growth†	0.95%
EQ/Capital Guardian Research	0.97%
EQ/Evergreen Omega†	1.15%
EQ/Focus PLUS	1.00%
EQ/International Core PLUS	1.10%
EQ/JPMorgan Value Opportunities†	1.00%
EQ/Large Cap Core PLUS†	1.00%
EQ/Large Cap Growth PLUS	1.00%
EQ/Large Cap Value PLUS	1.00%
EQ/Lord Abbett Growth and Income	1.00%
EQ/Lord Abbett Large Cap Core	1.00%
EQ/Mid Cap Value PLUS†	1.05%
EQ/Montag & Caldwell Growth	1.20%
EQ/PIMCO Ultra Short Bond	0.95%
EQ/T.Rowe Price Growth Stock	1.20%
EQ/UBS Growth and Income	1.05%
EQ/Van Kampen Comstock	1.00%
EQ/Van Kampen MidCap Growth	1.10%

The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years (or five years for certain Portfolios, as indicated by a “†” in the above table) of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

138	Management of the Trust	EQ Advisors Trust

Legal Proceedings Relating to the Advisers

AllianceBernstein L.P.

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s subsidiaries conduct business. Accordingly, from time to time, regulators contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

Pending Litigation

1. Market Timing Litigation.  On October 2, 2003, a complaint (Hindo v. Alliance Capital Management L.P., et al.) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false and misleading. Numerous additional lawsuits making factual allegations generally similar to those in Hindo were later filed in federal and state court, including a lawsuit by the State of West Virginia. In February 2004, all of the pending actions were transferred to the United States District Court for the District of Maryland. In September 2004, plaintiffs filed consolidated amended class action complaints with respect to four types of claim against the firm and other defendants — mutual fund shareholder claims, mutual fund derivative claims, ERISA claims by participants in the firm’s profit sharing plan, and derivative claims brought on behalf of AllianceBernstein Holding L.P. In general terms, these lawsuits allege facts similar to those in the Hindo complaint, and assert claims under the Securities Act and Exchange Act, as well as claims under the 1940 Act, the Employee Retirement Income Security Act of 1974 and common law. They seek unspecified damages. AllianceBernstein has moved to dismiss the consolidated complaints.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

* * *

At the present time, AllianceBernstein is unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, AllianceBernstein conducts a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, AllianceBernstein records an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss — an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and AllianceBernstein is able to indicate an estimate of the possible loss or range of loss, AllianceBernstein discloses that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plaintiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Pending Regulatory Matters

1. Mutual Fund Trading Matters.  Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the

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Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

On February 10, 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). Both Information Requests require AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in our sponsored mutual funds. AllianceBernstein responded to the Information Requests and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. On January 25, 2006, AllianceBernstein and several unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined our petition for appeal. On September 22, 2006, AllianceBernstein filed an answer and motion to dismiss the Summary Order with the Securities Commissioner. AllianceBernstein intends to vigorously defend against the allegations in the Summary Order.

2. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the 1940 Act by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions. The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005, and Form 10-Q for the quarter ended September 30, 2006. If you would like additional information concerning any of these matters, or any other matters, please let us know.

Evergreen Investment Management Company LLC (“EIMC”)

The Evergreen funds, Evergreen Investment Management Company, LLC (“EIMC”) and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, certain Evergreen funds, EIMC and certain of EIMC’s affiliates are currently, and may in the future be, subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and Evergreen Investment Services, Inc., an affiliate of EIMC and the principal underwriter for the Evergreen funds, concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the EQ/Evergreen Omega Portfolio or the EQ/Evergreen International Bond Portfolio. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen funds could result in reduced sales or increased redemptions of Portfolio shares, which could increase Portfolio fund transaction costs or operating expenses or have other adverse consequences on the Portfolios.

Pacific Investment Management Company, LLC (“PIMCO”)

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, trustees, and employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares during specified periods, or as derivative actions. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive dam-

140	Management of the Trust	EQ Advisors Trust

ages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees and employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

EQ Advisors Trust	Management of the Trust	141

5. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the co-distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the co-distributors for promoting, selling and servicing shares of the Portfolios. The annual fee equals 0.25% (subject to 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB Shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The co-distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The co-distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

142	Fund distribution arrangements	EQ Advisors Trust

6. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios (or underlying ETFs in which a Portfolio invests) that invest a significant portion of their assets in foreign securities (e.g. EQ/AllianceBernstein International Portfolio, EQ/BlackRock International Value Portfolio, EQ/International Growth Portfolio, EQ/International Core PLUS Portfolio, iShares MSCI Mexico Index Fund), in securities of small- and mid-capitalization companies (e.g. EQ/AllianceBernstein Small Cap Growth Portfolio, iShares Russell Midcap lndex Fund), or in high-yield securities tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high- yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold,

EQ Advisors Trust	Buying and selling shares	143

AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

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7. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities – based upon pricing service valuations.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

EQ Advisors Trust	How portfolio shares are priced	145

8. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios (other than the EQ/Money Market Portfolio) generally distribute most or all of their net investment income and their net realized gains, if any, annually. The EQ/Money Market Portfolio normally declares and distributes dividends daily and distributes net investment income and its net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if a Portfolio does have any federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

146	Dividends and other distributions and tax consequences	EQ Advisors Trust

9. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Core investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Derivative — A financial instrument whose value and performance are based on the value and performance of an underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

EQ Advisors Trust	Glossary of Terms	147

10. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for each Portfolio’s Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class IB shares of each Portfolio has been derived from the financial statements of each Portfolio, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Portfolio’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/AllianceBernstein Common Stock Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$20.27	$19.80	$18.09	$17.49	$15.47	$20.16	$19.69	$17.99	$17.39	$15.38

Income (loss) from investment operations:
Net investment income	0.29	0.25	0.27	0.18	0.21	0.25	0.19	0.22	0.14	0.15
Net realized and unrealized gain (loss) on investments and futures	(9.14)	0.48	1.72	0.61	2.01	(9.08)	0.49	1.71	0.60	2.02

Total from investment operations	(8.85)	0.73	1.99	0.79	2.22	(8.83)	0.68	1.93	0.74	2.17

Less distributions:
Dividends from net investment income	(0.31)	(0.26)	(0.28)	(0.19)	(0.20)	(0.28)	(0.21)	(0.23)	(0.14)	(0.16)

Net asset value, end of year	$11.11	$20.27	$19.80	$18.09	$17.49	$11.05	$20.16	$19.69	$17.99	$17.39

Total return	(43.67)%	3.73%	11.01%	4.52%	14.40%	(43.81)%	3.48%	10.72%	4.27%	14.12%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,168,157	$6,425,334	$7,114,739	$7,297,020	$7,847,618	$1,034,651	$2,090,492	$2,364,942	$2,351,936	$2,320,683
Ratio of expenses to average net assets:
After fees paid indirectly	0.46%	0.59%	0.55%	0.50%	0.43%	0.71%	0.84%	0.80%	0.75%	0.68%
Before fees paid indirectly	0.61%	0.60%	0.57%	0.52%	0.52%	0.86%	0.85%	0.82%	0.77%	0.77%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.79%	1.21%	1.43%	1.05%	1.23%	1.54%	0.96%	1.18%	0.80%	0.98%
Before fees paid indirectly	1.64%	1.20%	1.42%	1.03%	1.14%	1.39%	0.95%	1.17%	0.78%	0.89%
Portfolio turnover rate	83%	44%	35%	38%	47%	83%	44%	35%	38%	47%

148	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein Intermediate Government Securities Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$9.89	$9.67	$9.77	$10.00	$10.11	$9.84	$9.62	$9.71	$9.94	$10.05

Income (loss) from investment operations:
Net investment income	0.37	0.44	0.40	0.34	0.32	0.35	0.41	0.37	0.32	0.28
Net realized and unrealized gain (loss) on investments	(0.02)	0.25	(0.07)	(0.19)	(0.09)	(0.03)	0.25	(0.06)	(0.20)	(0.08)

Total from investment operations	0.35	0.69	0.33	0.15	0.23	0.32	0.66	0.31	0.12	0.20

Less distributions:
Dividends from net investment income	(0.35)	(0.47)	(0.43)	(0.38)	(0.33)	(0.33)	(0.44)	(0.40)	(0.35)	(0.30)
Distributions from realized gains	—	—	—	—	(0.01)	—	—	—	—	(0.01)

Total dividends and distributions	(0.35)	(0.47)	(0.43)	(0.38)	(0.34)	(0.33)	(0.44)	(0.40)	(0.35)	(0.31)

Net asset value, end of year	$9.89	$9.89	$9.67	$9.77	$10.00	$9.83	$9.84	$9.62	$9.71	$9.94

Total return	3.56%	7.13%	3.35%	1.51%	2.13%	3.19%	6.97%	3.07%	1.24%	1.97%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$233,132	$227,848	$222,451	$248,266	$296,399	$557,195	$470,755	$486,352	$542,787	$595,497
Ratio of expenses to average net assets	0.65%	0.63%	0.61%	0.56%	0.56%	0.90%	0.88%	0.86%	0.81%	0.81%
Ratio of net investment income to average net assets	3.74%	4.46%	4.03%	3.42%	2.95%	3.49%	4.21%	3.74%	3.17%	2.70%
Portfolio turnover rate	211%	167%	231%	251%	274%	211%	167%	231%	251%	274%

EQ Advisors Trust	Financial Highlights	149

Financial Highlights (cont’d)

EQ/AllianceBernstein International Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$14.47	$14.42	$12.70	$11.17	$9.62	$14.25	$14.22	$12.53	$11.02	$9.50

Income (loss) from investment operations:
Net investment income	0.32	0.27	0.19	0.18	0.13	0.29	0.22	0.15	0.15	0.10
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	(7.56)	1.40	2.82	1.56	1.64	(7.44)	1.38	2.78	1.53	1.61

Total from investment operations	(7.24)	1.67	3.01	1.74	1.77	(7.15)	1.60	2.93	1.68	1.71

Less distributions:
Dividends from net investment income	(0.33)	(0.24)	(0.24)	(0.21)	(0.22)	(0.31)	(0.19)	(0.19)	(0.17)	(0.19)
Distributions from realized gains	(0.19)	(1.38)	(1.05)	—	—	(0.19)	(1.38)	(1.05)	—	—

Total dividends and distributions	(0.52)	(1.62)	(1.29)	(0.21)	(0.22)	(0.50)	(1.57)	(1.24)	(0.17)	(0.19)

Net asset value, end of year	$6.71	$14.47	$14.42	$12.70	$11.17	$6.60	$14.25	$14.22	$12.53	$11.02

Total return	(50.66)%	11.98%	23.80%	15.61%	18.51%	(50.83)%	11.69%	23.55%	15.33%	18.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$767,423	$1,713,719	$1,602,552	$1,330,210	$1,212,207	$807,551	$1,739,210	$1,342,183	$930,307	$667,930
Ratio of expenses to average net assets:
After waivers	0.85%	0.85%	0.85%	0.85%	0.85%	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers and fees paid indirectly	0.85%	0.85%	0.85%	0.84%	0.83%	1.10%	1.10%	1.10%	1.09%	1.08%
Before waivers and fees paid indirectly	0.90%	0.89%	0.88%	0.85%	0.85%	1.15%	1.14%	1.13%	1.10%	1.10%
Ratio of net investment income to average net assets:
After waivers	2.83%	1.74%	1.36%	1.60%	1.28%	2.59%	1.46%	1.10%	1.35%	1.03%
After waivers and fees paid indirectly	2.83%	1.74%	1.37%	1.61%	1.30%	2.59%	1.46%	1.10%	1.36%	1.05%
Before waivers and fees paid indirectly	2.78%	1.69%	1.33%	1.60%	1.28%	2.54%	1.42%	1.06%	1.35%	1.03%
Portfolio turnover rate	65%	52%	70%	67%	60%	65%	52%	70%	67%	60%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$— #	$— #	$— #	$0.01	$0.01	$— #	$— #	$— #

150	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein Small Cap Growth Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$16.39	$16.37	$16.28	$14.57	$12.75	$15.85	$15.95	$15.93	$14.29	$12.54

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.05)	(0.09)	(0.06)	(0.06)	(0.01)	(0.09)	(0.13)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(7.31)	2.73	1.60	1.77	1.88	(7.06)	2.65	1.57	1.73	1.84

Total from investment operations	(7.29)	2.68	1.51	1.71	1.82	(7.07)	2.56	1.44	1.64	1.75

Less distributions:
Dividends from net investment income	— #	—	—	—	—
Distributions from realized gains	(0.02)	(2.66)	(1.42)	—	—	(0.02)	(2.66)	(1.42)	—	—

Total dividends and distributions	(0.02)	(2.66)	(1.42)	—	—

Net asset value, end of year	$9.08	$16.39	$16.37	$16.28	$14.57	$8.76	$15.85	$15.95	$15.93	$14.29

Total return	(44.52)%	17.00%	9.28%	11.74%	14.27%	(44.66)%	16.70%	8.98%	11.55%	13.96%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$308,472	$542,826	$509,593	$507,858	$493,124	$402,055	$771,708	$720,886	$692,269	$639,666
Ratio of expenses to average net assets:
After fees paid indirectly	0.87%	0.86%	0.83%	0.76%	0.73%	1.12%	1.11%	1.08%	1.01%	0.98%
Before fees paid indirectly	0.89%	0.87%	0.84%	0.80%	0.81%	1.14%	1.12%	1.09%	1.05%	1.06%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	0.17%	(0.26)%	(0.51)%	(0.39)%	(0.48)%	(0.08)%	(0.51)%	(0.76)%	(0.64)%	(0.73)%
Before fees paid indirectly	0.15%	(0.27)%	(0.52)%	(0.43)%	(0.56)%	(0.10)%	(0.52)%	(0.77)%	(0.68)%	(0.81)%
Portfolio turnover rate	115%	84%	74%	103%	81%	115%	84%	74%	103%	81%

EQ Advisors Trust	Financial Highlights	151

Financial Highlights (cont’d)

EQ/BlackRock Basic Value Equity Portfolio(r)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)	2007(e)	2006(e)	2005(e)	2004(e)
Net asset value, beginning of year	$15.66	$17.03	$15.06	$15.48	$14.71	$15.70	$17.07	$15.09	$15.50	$14.74

Income (loss) from investment operations:
Net investment income	0.27	0.25	0.26	0.21	0.17	0.24	0.21	0.22	0.17	0.13
Net realized and unrealized gain (loss) on investments and options written	(5.95)	(0.03)	2.92	0.28	1.42	(5.97)	(0.03)	2.93	0.29	1.41

Total from investment operations	(5.68)	0.22	3.18	0.49	1.59	(5.73)	0.18	3.15	0.46	1.54

Less distributions:
Dividends from net investment income	(0.25)	(0.24)	(0.25)	(0.18)	(0.16)	(0.22)	(0.20)	(0.21)	(0.14)	(0.12)
Distributions from realized gains	(0.06)	(1.35)	(0.96)	(0.73)	(0.66)	(0.06)	(1.35)	(0.96)	(0.73)	(0.66)

Total dividends and distributions	(0.31)	(1.59)	(1.21)	(0.91)	(0.82)	(0.28)	(1.55)	(1.17)	(0.87)	(0.78)

Net asset value, end of year	$9.67	$15.66	$17.03	$15.06	$15.48	$9.69	$15.70	$17.07	$15.09	$15.50

Total return	(36.36)%	1.43%	21.18%	3.19%	10.89%	(36.55)%	1.17%	20.90%	2.99%	10.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,948,563	$2,516,049	$1,915,669	$1,361,870	$636,240	$969,097	$1,584,756	$1,636,862	$1,445,518	$1,459,792
Ratio of expenses to average net assets:
After waivers	0.68%	0.68%	0.66%	0.62%	N/A	0.93%	0.93%	0.91%	0.87%	N/A
After waivers and fees paid indirectly	0.68%	0.67%	0.65%	0.60%	0.61%	0.93%	0.92%	0.90%	0.85%	0.86%
Before waivers and fees paid indirectly	0.68%	0.68%	0.66%	0.62%	0.63%	0.93%	0.93%	0.91%	0.87%	0.88%
Ratio of net investment income to average net assets:
After waivers	2.07%	1.43%	1.61%	1.35%	N/A	1.81%	1.18%	1.35%	1.10%	N/A
After waivers and fees paid indirectly	2.08%	1.44%	1.61%	1.37%	1.12%	1.81%	1.19%	1.36%	1.12%	0.87%
Before waivers and fees paid indirectly	2.07%	1.43%	1.61%	1.35%	1.10%	1.81%	1.18%	1.35%	1.10%	0.85%
Portfolio turnover rate	48%	50%	38%	52%	49%	48%	50%	38%	52%	49%

152	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/BlackRock International Value Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2008(e)	2007(e)		2006(e)	2005(e)	2004(e)	2008(e)	2007(e)		2006(e)	2005(e)	2004(e)
Net asset value, beginning of year	$16.12	$16.67		$14.20	$13.03	$10.86	$16.13	$16.67		$14.20	$13.03	$10.86

Income (loss) from investment operations:
Net investment income	0.37	0.32		0.30	0.25	0.17	0.33	0.30		0.29	0.21	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(7.19)	1.34	(y)	3.37	1.19	2.21	(7.18)	1.32	(y)	3.34	1.19	2.21

Total from investment operations	(6.82)	1.66		3.67	1.44	2.38	(6.85)	1.62		3.63	1.40	2.35

Less distributions:
Dividends from net investment income	(0.31)	(0.39)		(0.32)	(0.27)	(0.21)	(0.29)	(0.34)		(0.28)	(0.23)	(0.18)
Dividends from realized gains	(0.32)	(1.82)		(0.88)	—	—	(0.32)	(1.82)		(0.88)	—	—

Total dividends and distributions	(0.63)	(2.21)		(1.20)	(0.27)	(0.21)	(0.61)	(2.16)		(1.16)	(0.23)	(0.18)

Net asset value, end of year	$8.67	$16.12		$16.67	$14.20	$13.03	$8.67	$16.13		$16.67	$14.20	$13.03

Total return	(42.97)%	10.45	%(y)	25.98%	11.07%	22.04%	(43.15)%	10.22	%(y)	25.66%	10.79%	21.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$715,592	$1,203,247		$680,147	$236,340	$5,598	$933,078	$1,807,680		$1,655,259	$1,189,337	$894,530
Ratio of expenses to average net assets:
After waivers	1.01%	1.00%		1.00%	1.00%	1.00%	1.26%	1.25%		1.25%	1.25%	1.25%
After waivers and fees paid indirectly	1.01%	1.00%		1.00%	1.00%	0.93%	1.26%	1.25%		1.25%	1.25%	1.18%
Before waivers and fees paid indirectly	1.03%	1.00%		1.00%	1.00%	1.00%	1.28%	1.25%		1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
After waivers	2.90%	1.83%		1.82%	1.83%	1.42%	2.59%	1.73%		1.77%	1.58%	1.17%
After waivers and fees paid indirectly	2.90%	1.83%		1.82%	1.83%	1.49%	2.59%	1.73%		1.77%	1.58%	1.24%
Before waivers and fees paid indirectly	2.88%	1.83%		1.82%	1.83%	1.42%	2.57%	1.73%		1.77%	1.58%	1.17%
Portfolio turnover rate	119%	81%		57%	64%	63%	119%	81%		57%	64%	63%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$—		$—	$—	$—	$— #	$—		$—	$—	$—

EQ Advisors Trust	Financial Highlights	153

Financial Highlights (cont’d)

EQ/Boston Advisors Equity Income Portfolio(n)

	Class IA						Class IB
	Year Ended December 31,				December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)			2008(e)		2007(e)	2006(e)	2005(e)	2004(e)
Net asset value, beginning of period	$6.54	$6.91	$6.35	$6.06	$5.99		$6.56		$6.93	$6.36	$6.07	$5.27

Income (loss) from investment operations:
Net investment income	0.13	0.21	0.14	0.12	0.01		0.17		0.19	0.12	0.10	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.20)	0.05	0.88	0.27	0.15		(2.26)		0.05	0.89	0.28	0.85

Total from investment operations	(2.07)	0.26	1.02	0.39	0.16		(2.09)		0.24	1.01	0.38	0.94

Less distributions:
Dividends from net investment income	(0.14)	(0.15)	(0.14)	(0.10)	(0.09)		(0.13)		(0.13)	(0.12)	(0.09)	(0.14)
Distributions from realized gains	(0.07)	(0.48)	(0.32)	—	—		(0.07)		(0.48)	(0.32)	—	—

Total dividends and distributions	(0.21)	(0.63)	(0.46)	(0.10)	(0.09)		(0.20)		(0.61)	(0.44)	(0.09)	(0.14)

Net asset value, end of period	$4.26	$6.54	$6.91	$6.35	$6.06		$4.27		$6.56	$6.93	$6.36	$6.07

Total return (b)	(32.11)%	3.89%	16.17%	6.47%	1.78%		(32.34)%		3.61%	16.01%	6.19%	17.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$376,369	$123,390	$104,746	$109,196	$117,151		$247,769		$343,385	$344,728	$260,079	$92,294
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	0.80%	0.80	%(c)	1.05%		1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	0.80%	0.80%	0.80%	0.79%	0.80	%(c)	1.05%		1.05%	1.05%	1.04%	1.05%
Before waivers and fees paid indirectly (a)	0.92%	0.89%	0.87%	0.83%	0.89	%(c)	1.17	%(c)	1.14%	1.12%	1.08%	1.21%
Ratio of net investment income to average net assets:
After waivers (a)	2.61%	2.93%	2.09%	1.90%	1.85	%(c)	3.07%		2.68%	1.84%	1.65%	1.60%
After waivers and fees paid indirectly (a)	2.61%	2.93%	2.09%	1.91%	1.85	%(c)	3.07%		2.68%	1.84%	1.66%	1.60%
Before waivers and fees paid indirectly (a)	2.49%	2.84%	2.02%	1.87%	1.76	%(c)	2.97%		2.59%	1.77%	1.62%	1.44%
Portfolio turnover rate	88%	65%	84%	92%	55%		88%		65%	84%	92%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$— #	$— #	$—	#	$0.01		$0.01	$— #	$— #	$0.01

154	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Calvert Socially Responsible Portfolio(o)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)	2007(e)		2006(e)		2005(e)	2004
Net asset value, beginning of year	$9.20	$8.62	$8.26	$7.84	$7.55	$9.10	$8.53		$8.19		$7.79	$7.52

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.04	0.03	— #	— #	0.02	0.02		—	#	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.16)	1.02	0.42	0.70	0.29	(4.10)	1.00		0.43		0.70	0.28

Total from investment operations	(4.12)	1.06	0.45	0.70	0.29	(4.08)	1.02		0.43		0.68	0.27

Less distributions:
Dividends from net investment income	(0.03)	(0.05)	—	—	—	(0.02)	(0.02)		—		—	—
Distributions from realized gains	(0.10)	(0.43)	(0.09)	(0.28)	—	(0.10)	(0.43)		(0.09)		(0.28)	—

Total from investment operations	(0.13)	(0.48)	(0.09)	(0.28)	—	(0.12)	(0.45)		(0.09)		(0.28)	—

Net asset value, end of year	$4.95	$9.20	$8.62	$8.26	$7.84	$4.90	$9.10		$8.53		$8.19	$7.79

Total return	(45.10)%	12.38%	5.50%	8.92%	3.84%	(45.18)%	12.10%		5.30%		8.72%	3.59%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,956	$6,475	$7,005	$74	$68	$53,313	$94,220		$79,100		$72,411	$47,244
Ratio of expenses to average net assets:
After waivers	0.81%	0.80%	0.80%	0.80%	0.80%	1.06%	1.05%		1.05%		1.05%	1.05%
After waivers and fees paid indirectly	0.81%	0.80%	0.80%	0.78%	0.75%	1.06%	1.05%		1.05%		1.03%	1.00%
Before waivers and fees paid indirectly	0.89%	0.88%	0.87%	0.84%	0.94%	1.14%	1.13	%(c)	1.12	%(c)	1.09%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers	0.56%	0.48%	0.34%	(0.02)%	— %‡‡	0.32%	0.23%		(0.01)%		(0.27)%	(0.25)%
After waivers and fees paid indirectly	0.56%	0.48%	0.34%	— %‡‡	0.05%	0.32%	0.23%		(0.01)%		(0.25)%	(0.20)%
Before waivers and fees paid indirectly	0.48%	0.41%	0.27%	(0.06)%	(0.14)%	0.24%	0.16%		(0.06)%		(0.31)%	(0.39)%
Portfolio turnover rate	79%	57%	61%	114%	38%	79%	57%		61%		114%	38%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$— #	$0.01	$0.01	$0.01		$—	#	$— #	$0.01

EQ Advisors Trust	Financial Highlights	155

Financial Highlights (cont’d)

EQ/Capital Guardian Growth Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$14.82	$14.01	$13.07	$12.43	$11.84	$14.78	$14.01	$13.06	$12.46	$11.87

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.05	0.03	0.02	0.12	0.02	— #	— #	(0.01)	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(6.01)	0.76	0.97	0.65	0.57	(5.99)	0.77	0.97	0.64	0.56

Total from investment operations	(5.95)	0.81	1.00	0.67	0.69	(5.97)	0.77	0.97	0.63	0.65

Less distributions:
Dividends from net investment income	(0.08)	—	(0.06)	(0.03)	(0.10)	(0.02)	—	(0.02)	(0.03)	(0.06)

Net asset value, end of year	$8.79	$14.82	$14.01	$13.07	$12.43	$8.79	$14.78	$14.01	$13.06	$12.46

Total return	(40.24)%	5.78%	7.63%	5.38%	5.81%	(40.38)%	5.50%	7.44%	5.04%	5.53%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$498	$8,206	$139	$131	$126	$285,492	$476,867	$402,219	$297,416	$254,282
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.69%	0.70%	0.69%	0.69%	0.42%	0.94%	0.95%	0.94%	0.94%	0.67%
Before waivers and fees paid indirectly	0.80%	0.79%	0.78%	0.74%	0.74%	1.05%	1.04%	1.03%	0.99%	0.99%
Ratio of net investment income to average net assets:
After waivers	0.42%	0.36%	0.24%	0.17%	0.71%	0.16%	0.01%	(0.01)%	(0.08)%	0.46%
After waivers and fees paid indirectly	0.43%	0.36%	0.25%	0.18%	0.99%	0.17%	0.01%	— %‡‡	(0.07)%	0.74%
Before waivers and fees paid indirectly	0.32%	0.27%	0.17%	0.13%	0.67%	0.06%	(0.08)%	(0.09)%	(0.12)%	0.42%
Portfolio turnover rate	43%	39%	33%	49%	133%	43%	39%	33%	49%	133%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$— #	$— #	$0.01	$0.01	$0.01	$— #	$— #

156	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian Research Portfolio(h)(p)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004(e)	2008(e)	2007(e)	2006(e)	2005(e)	2004(e)
Net asset value, beginning of year	$13.87	$13.94	$12.50	$11.86	$10.75	$13.88	$13.95	$12.51	$11.86	$10.76

Income (loss) from investment operations:
Net investment income	0.13	0.13	0.11	0.09	0.10	0.10	0.09	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(5.55)	0.13	1.44	0.65	1.11	(5.54)	0.13	1.45	0.66	1.10

Total from investment operations	(5.42)	0.26	1.55	0.74	1.21	(5.44)	0.22	1.52	0.72	1.17

Less distributions:
Dividends from net investment income	(0.13)	(0.18)	(0.11)	(0.10)	(0.10)	(0.11)	(0.14)	(0.08)	(0.07)	(0.07)
Distributions from realized gains	(0.20)	(0.15)	—	—	—	(0.20)	(0.15)	—	—	—

Dividends from net investment income	(0.33)	(0.33)	(0.11)	(0.10)	(0.10)	(0.31)	(0.29)	(0.08)	(0.07)	(0.07)

Net asset value, end of year	$8.12	$13.87	$13.94	$12.50	$11.86	$8.13	$13.88	$13.95	$12.51	$11.86

Total return	(39.50)%	1.89%	12.32%	6.32%	11.28%	(39.62)%	1.63%	12.12%	6.05%	10.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,434	$36,235	$4,494	$3,981	$523	$1,011,551	$1,997,795	$1,060,928	$1,025,615	$1,028,221
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.69%	0.70%	0.69%	0.69%	0.65%	0.94%	0.95%	0.94%	0.94%	0.90%
Before waivers and fees paid indirectly	0.77%	0.76%	0.75%	0.70%	0.70%	1.02%	1.01%	1.00%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers	1.14%	0.92%	0.81%	0.72%	0.82%	0.89%	0.59%	0.56%	0.47%	0.57%
After waivers and fees paid indirectly	1.15%	0.93%	0.82%	0.73%	0.87%	0.90%	0.59%	0.57%	0.48%	0.62%
Before waivers and fees paid indirectly	1.08%	0.86%	0.76%	0.72%	0.82%	0.83%	0.52%	0.51%	0.47%	0.57%
Portfolio turnover rate	41%	68%	28%	30%	20%	41%	68%	28%	30%	20%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$— #	$— #	$0.01	$0.01	$0.01	$— #	$— #

EQ Advisors Trust	Financial Highlights	157

Financial Highlights (cont’d)

EQ/Equity 500 Index Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2008(e)	2007(e)		2006(e)	2005(e)	2004	2008(e)	2007(e)		2006(e)	2005(e)	2004
Net asset value, beginning of year	$26.05	$25.92		$23.52	$23.24	$21.38	$25.92	$25.79		$23.41	$23.13	$21.28

Income (loss) from investment operations:
Net investment income	0.43	0.43		0.39	0.37	0.39	0.37	0.36		0.33	0.31	0.31
Net realized and unrealized gain (loss) on investments	(10.07)	0.90	(z)	3.22	0.72	1.85	(10.01)	0.90	(z)	3.19	0.72	1.86

Total from investment operations	(9.64)	1.33		3.61	1.09	2.24	(9.64)	1.26		3.52	1.03	2.17

Less distributions:
Dividends from net investment income	(0.43)	(0.44)		(0.41)	(0.38)	(0.38)	(0.38)	(0.37)		(0.34)	(0.32)	(0.32)
Distributions from realized gains	(0.22)	(0.76)		(0.80)	(0.43)	—	(0.22)	(0.76)		(0.80)	(0.43)	—

Total dividends and distributions	(0.65)	(1.20)		(1.21)	(0.81)	(0.38)	(0.60)	(1.13)		(1.14)	(0.75)	(0.32)

Net asset value, end of year	$15.76	$26.05		$25.92	$23.52	$23.24	$15.68	$25.92		$25.79	$23.41	$23.13

Total return	(37.16)%	5.22	%(z)	15.37%	4.68%	10.50%	(37.32)%	4.97	%(z)	15.06%	4.42%	10.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,030,854	$1,600,697		$1,615,477	$1,560,845	$1,633,378	$1,193,767	$2,062,991		$2,142,776	$2,018,231	$1,951,348
Ratio of expenses to average net assets	0.39%	0.38%		0.35%	0.30%	0.30%	0.64%	0.63%		0.60%	0.55%	0.55%
Ratio of net investment income to average net assets	1.99%	1.58%		1.58%	1.57%	1.75%	1.72%	1.33%		1.33%	1.32%	1.50%
Portfolio turnover rate	9%	4%		4%	7%	1%	9%	4%		4%	7%	1%

158	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Evergreen International Bond Portfolio

	Class IA				Class IB
	Year Ended December 31,			October 3, 2005* to December 31, 2005(e)	Year Ended December 31,			October 3, 2005* to December 31, 2005(e)
	2008(e)	2007(e)	2006(e)		2008(e)	2007(e)	2006(e)
Net asset value, beginning of period	$10.77	$10.08	$9.77	$10.00	$10.76	$10.08	$9.77	$10.00

Income (loss) from investment operations:
Net investment income	0.44	0.45	0.36	0.05	0.41	0.42	0.33	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.32 †	0.52	— #	(0.28)	0.33 †	0.51	0.01	(0.27)

Total from investment operations	0.76	0.97	0.36	(0.23)	0.74	0.93	0.34	(0.23)

Less distributions:
Dividends from net investment income	(1.97)	(0.27)	(0.03)	—	(1.94)	(0.24)	(0.01)	—
Distributions from realized gains	—	(0.01)	(0.02)	—	—	(0.01)	(0.02)	—

Total dividends and distributions	(1.97)	(0.28)	(0.05)	—	(1.94)	(0.25)	(0.03)	—

Net asset value, end of period	$9.56	$10.77	$10.08	$9.77	$9.56	$10.76	$10.08	$9.77

Total return (b)	6.73%	9.54%	3.70%	(2.30)%	6.51%	9.26%	3.44%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$511,658	$604,149	$272,209	$98	$493,198	$234,871	$96,604	$11,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.86%	0.87%	0.90%	0.90%	1.11%	1.12%	1.15%	1.15%
Before waivers and reimbursements (a)	0.86%	0.87%	0.90%	6.98%	1.11%	1.12%	1.15%	7.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	4.02%	4.26%	3.67%	2.11%	3.73%	4.00%	3.29%	1.86%
Before waivers and reimbursements (a)	4.02%	4.26%	3.67%	(3.97)%	3.73%	4.00%	3.29%	(4.22)%
Portfolio turnover rate	121%	82%	74%	10%	121%	82%	74%	10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$0.15	$—	$—	$—	$0.15

EQ Advisors Trust	Financial Highlights	159

Financial Highlights (cont’d)

EQ/Evergreen Omega Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)		2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$9.19	$8.68	$9.08	$8.98	$8.41	$9.08		$8.61	$9.03	$8.95	$8.39

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.02	0.01	0.01	0.05	0.04		(0.01)	(0.01)	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	(2.56)	0.98	0.54	0.36	0.57	(2.53)		0.97	0.54	0.36	0.55

Total from investment operations	(2.50)	1.00	0.55	0.37	0.62	(2.49)		0.96	0.53	0.35	0.58

Less distributions:
Dividends from net investment income	(0.05)	—	—	— #	(0.05)	(0.03)		—	—	— #	(0.02)
Distributions from realized gains	(0.13)	(0.49)	(0.95)	(0.27)	—	(0.13)		(0.49)	(0.95)	(0.27)	—
Return of capital	(0.01)	—	—	—	—	(0.01)		—	—	—	—

Total dividends and distributions	(0.19)	(0.49)	(0.95)	(0.27)	(0.05)	(0.17)		(0.49)	(0.95)	(0.27)	(0.02)

Net asset value, end of year	$6.50	$9.19	$8.68	$9.08	$8.98	$6.42		$9.08	$8.61	$9.03	$8.95

Total return	(27.43)%	11.65%	6.07%	4.22%	7.35%	(27.63)%		11.28%	5.89%	4.01%	6.97%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$383	$523	$164	$186	$89	$166,592		$229,726	$184,008	$194,341	$193,160
Ratio of expenses to average net assets:
After waivers	0.90%	0.90%	0.83%	0.70%	0.70%	1.15%		1.15%	1.08%	0.95%	0.95%
After waivers and fees paid indirectly	0.88%	0.87%	0.77%	0.50%	0.32%	1.13	%(c)	1.12%	1.02%	0.75%	0.57%
Before waivers and fees paid indirectly	0.90%	0.90%	0.83%	0.75%	0.76%	1.15%		1.15%	1.08%	1.00%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers	0.73%	0.15%	0.10%	(0.03)%	0.27%	0.50%		(0.09)%	(0.15)%	(0.28)%	0.02%
After waivers and fees paid indirectly	0.75%	0.18%	0.16%	0.17%	0.65%	0.53%		(0.06)%	(0.09)%	(0.08)%	0.40%
Before waivers and fees paid indirectly	0.73%	0.15%	0.10%	(0.08)%	0.21%	0.50%		(0.09)%	(0.15)%	(0.33)%	(0.04)%
Portfolio turnover rate	49%	38%	126%	131%	160%	49%		38%	126%	131%	160%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$—	$—	$—	$— #	$— #	$—		$—	$—	$— #	$0.01

160	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/GAMCO Mergers and Acquisitions Portfolio

	Class IA				Class IB
	Year Ended December 31, 2008(e)		June 8, 2007* to December 31, 2007(e)		Year Ended December 31,
					2008(e)	2007(e)		2006(e)	2005(e)	2004
Net asset value, beginning of period		$12.22		$13.28	$12.23	$12.45		$11.61	$11.37	$11.03

Income (loss) from investment operations:
Net investment income		0.08		0.09	0.05	0.11		0.25	0.12	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions		(1.73)		(0.48)	(1.72)	0.31		1.16	0.40	0.58

Total from investment operations		(1.65)		(0.39)	(1.67)	0.42		1.41	0.52	0.59

Less distributions:
Dividends from net investment income		(0.08)		(0.12)	(0.06)	(0.09)		(0.23)	(0.07)	(0.01)
Distributions from realized gains		(0.45)		(0.55)	(0.45)	(0.55)		(0.34)	(0.21)	(0.24)

Total dividends and distributions		(0.53)		(0.67)	(0.51)	(0.64)		(0.57)	(0.28)	(0.25)

Net asset value, end of period		$10.04		$12.22	$10.05	$12.23		$12.45	$11.61	$11.37

Total return (b)		(13.62)%		(2.87)%	(13.83)%	3.42%		12.16%	4.54%	5.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)		$6,549		$10,580	$138,558	$165,261		$115,091	$42,040	$8,080
Ratio of expenses to average net assets:
After waivers		%		%	1.38%	1.34	%(c)	1.45%	1.45%	1.45%
After waivers and fees paid indirectly (a)		1.12%		1.08%	1.37%	1.33	%(c)	1.37%	1.38%	1.45%
Before waivers and fees paid indirectly (a)		1.13%		1.09%	1.38%	1.34	%(c)	1.45%	1.73%	2.36%
Ratio of net investment income (loss) to average net assets:
After waivers		%		%	0.44%	0.83%		1.97%	0.93%	0.10%
After waivers and fees paid indirectly (a)		0.71%		1.19%	0.46%	0.86%		2.05%	1.00%	0.10%
Before waivers and fees paid indirectly (a)		0.69%		1.17%	0.44%	0.83%		1.97%	0.65%	(0.81)%
Portfolio turnover rate		231%		268%	231%	268%		249%	179%	149%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$		$		$—	$—		$—	$0.03	$0.10

EQ Advisors Trust	Financial Highlights	161

Financial Highlights (cont’d)

EQ/GAMCO Small Company Value Portfolio

	Class IA		Class IB
	Year Ended December 31, 2008(e)	July 13, 2007* to December 31, 2007(e)	Year Ended December 31,
			2008(e)	2007(e)		2006(e)	2005(e)	2004
Net asset value, beginning of period	$31.54	$35.40	$31.59	$30.13		$26.91	$27.75	$23.56

Income (loss) from investment operations:
Net investment income	0.23	0.14	0.16	0.22		0.10	0.13	0.01
Net realized and unrealized (loss) on investments and foreign currency transactions	(9.70)	(2.61)	(9.70)	2.55		4.91	1.06	4.90

Total from investment operations	(9.47)	(2.47)	(9.54)	2.77		5.01	1.19	4.91

Less distributions:
Dividends from net investment income	(0.20)	(0.22)	(0.15)	(0.14)		(0.25)	(0.12)	— #
Distributions from realized gains	(0.92)	(1.17)	(0.92)	(1.17)		(1.54)	(1.91)	(0.72)

Total dividends and distributions	(1.12)	(1.39)	(1.07)	(1.31)		(1.79)	(2.03)	(0.72)

Net asset value, end of period	$20.95	$31.54	$20.98	$31.59		$30.13	$26.91	$27.75

Total return (b)	(30.49)%	(6.86)%	(30.68)%	9.32%		18.82%	4.33%	20.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$450,147	$337,261	$752,966	$1,001,617		$727,119	$586,954	$470,869
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.87%	0.85%	1.12%	1.10	%(c)	1.13%	1.09%	1.16%
Before fees paid indirectly (a)	0.89%	0.88%	1.14%	1.13	%(c)	1.14%	1.10%	1.17%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.86%	0.92%	0.60%	0.66%		0.33%	0.46%	0.06%
Before fees paid indirectly (a)	0.84%	0.89%	0.58%	0.64%		0.32%	0.45%	0.05%
Portfolio turnover rate	35%	42%	35%	42%		19%	22%	10%

162	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/International Core PLUS Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007	2006(e)	2005(e)	2004	2008(e)		2007		2006(e)		2005(e)	2004
Net asset value, beginning of year	$12.76	$13.89	$12.47	$10.80	$9.64	$12.77		$13.90		$12.48		$10.81	$9.64

Income (loss) from investment operations:
Net investment income	0.22	0.23	0.15	0.15	0.09	0.22		0.22		0.14		0.12	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(5.84)	1.79	2.26	1.73	1.24	(5.87)		1.76		2.24		1.73	1.23

Total from investment operations	(5.62)	2.02	2.41	1.88	1.33	(5.65)		1.98		2.38		1.85	1.31

Less distributions:
Dividends from net investment income	(0.16)	(0.10)	(0.19)	(0.20)	(0.17)	(0.14)		(0.06)		(0.16)		(0.17)	(0.14)
Distributions from realized gains	(0.16)	(3.05)	(0.80)	(0.01)	—	(0.16)		(3.05)		(0.80)		(0.01)	—
Return of capital	(0.02)	—	—	—	—	(0.02)		—		—		—	—

Total dividends and distributions	(0.34)	(3.15)	(0.99)	(0.21)	(0.17)	(0.32)		(3.11)		(0.96)		(0.18)	(0.14)

Net asset value, end of year	$6.80	$12.76	$13.89	$12.47	$10.80	$6.80		$12.77		$13.90		$12.48	$10.81

Total return	(44.67)%	15.54%	19.57%	17.43%	13.86%	(44.86)%		15.20%		19.25%		17.12%	13.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,250,082	$723,648	$430,037	$119,304	$74,741	$661,369		$1,193,151		$1,117,308		$828,324	$609,846
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.88%	0.95%	0.95%	0.95%	1.10%		1.13	%(c)	1.20%		1.20%	1.20%
After waivers and fees paid indirectly (f)	0.83%	0.79%	0.95%	0.93%	0.92%	1.09%		1.04%		1.20%		1.18%	1.17%
Before waivers and fees paid indirectly (f)	0.87%	0.90%	1.01%	1.00%	1.02%	1.12	%(c)	1.15	%(c)	1.26	%(c)	1.25%	1.27%
Ratio of net investment income to average net assets:
After waivers (f)	2.22%	1.57%	1.08%	1.32%	0.98%	2.12%		1.49%		1.03%		1.07%	0.73%
After waivers and fees paid indirectly (f)	2.24%	1.66%	1.08%	1.34%	1.01%	2.13%		1.60%		1.04%		1.09%	0.76%
Before waivers and fees paid indirectly (f)	2.20%	1.55%	1.02%	1.27%	0.91%	2.10%		1.47%		0.98%		1.02%	0.66%
Portfolio turnover rate	8%	95%	25%	24%	19%	8%		95%		25%		24%	19%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$0.01	$0.01	$0.01	$—	#	$—	#	$0.01		$0.01	$0.01

EQ Advisors Trust	Financial Highlights	163

Financial Highlights (cont’d)

EQ/International Growth Portfolio

	Class IA		Class IB
	September 26, 2008* to December 31, 2008(e)		Year Ended December 31,
			2008(e)	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of period	$5.43		$7.24	$6.50	$5.21	$4.68	$4.51

Income (loss) from investment operations:
Net investment income	—	#	0.06	0.04	0.06	0.04	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.18)		(2.93)	1.00	1.28	0.56	0.20

Total from investment operations	(1.18)		(2.87)	1.04	1.34	0.60	0.23

Less distributions:
Dividends from net investment income	(0.06)		(0.06)	(0.04)	(0.05)	(0.07)	(0.05)
Distributions from realized gains	—		(0.11)	(0.26)	—	—	(0.01)

Total dividends and distributions	(0.06)		(0.17)	(0.30)	(0.05)	(0.07)	(0.06)

Net asset value, end of period	$4.19		$4.20	$7.24	$6.50	$5.21	$4.68

Total return (b)	(21.75)%		(40.19)%	16.14%	25.65%	12.98%	5.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,175		$242,846	$361,284	$164,899	$73,080	$53,426
Ratio of expenses to average net assets (a)	1.12	%(c)
After fees paid indirectly	—		1.37%	1.37%	1.42%	1.14%	N/A
Before fees paid indirectly	—		1.37%	1.37%	1.42%	1.31%	1.32%
Ratio of net investment income to average net assets (a)	0.02%
After fees paid indirectly	—		1.05%	0.61%	1.01%	0.79%	N/A
Before fees paid indirectly	—		1.05%	0.61%	1.01%	0.62%	0.57%
Portfolio turnover rate	71%		71%	57%	79%	131%	154%

164	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/JPMorgan Core Bond Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004(e)	2008(e)		2007(e)	2006(e)		2005(e)	2004(e)
Net asset value, beginning of year	$10.80	$10.96	$11.00	$11.14	$11.18	$10.81		$10.97	$11.01		$11.15	$11.19

Income (loss) from investment operations:
Net investment income	0.45	0.56	0.55	0.42	0.33	0.42		0.53	0.50		0.39	0.30
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.39)	(0.20)	(0.08)	(0.14)	0.15	(1.39)		(0.20)	(0.06)		(0.14)	0.15

Total from investment operations	(0.94)	0.36	0.47	0.28	0.48	(0.97)		0.33	0.44		0.25	0.45

Less distributions:
Dividends from net investment income	(0.50)	(0.52)	(0.51)	(0.40)	(0.32)	(0.47)		(0.49)	(0.48)		(0.37)	(0.29)
Distributions from realized gains	—	—	—	(0.02)	(0.20)	—		—	—		(0.02)	(0.20)

Total dividends and distributions	(0.50)	(0.52)	(0.51)	(0.42)	(0.52)	(0.47)		(0.49)	(0.48)		(0.39)	(0.49)

Net asset value, end of year	$9.36	$10.80	$10.96	$11.00	$11.14	$9.37		$10.81	$10.97		$11.01	$11.15

Total return	(8.70)%	3.35%	4.28%	2.50%	4.31%	(8.93)%		3.08%	4.01%		2.24%	4.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$102,806	$633,814	$105,248	$11,367	$5,715	$1,104,157		$1,529,392	$1,491,463		$1,392,453	$1,208,076
Ratio of expenses to average net assets	0.57%	0.56%	0.56%	0.49%	0.50%	0.82	%(c)	0.81%	0.81	%(c)	0.74%	0.75%
Ratio of net investment income to average net assets	4.24%	5.02%	4.87%	3.75%	2.93%	4.05%		4.78%	4.50%		3.50%	2.68%
Portfolio turnover rate	462%	513%	543%	588%	560%	462%		513%	543%		588%	560%

EQ Advisors Trust	Financial Highlights	165

Financial Highlights (cont’d)

EQ/JPMorgan Value Opportunities Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2008(e)		2007(e)	2006(e)	2005(e)	2004	2008(e)		2007(e)	2006(e)		2005(e)	2004
Net asset value, beginning of year	$11.63		$14.16	$12.59	$12.30	$11.23	$11.66		$14.19	$12.61		$12.32	$11.26

Income (loss) from investment operations:
Net investment income	0.20		0.23	0.24	0.20	0.19	0.17		0.20	0.21		0.16	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.78)		(0.39)	2.36	0.32	1.07	(4.78)		(0.39)	2.37		0.33	1.04

Total from investment operations	(4.58)		(0.16)	2.60	0.52	1.26	(4.61)		(0.19)	2.58		0.49	1.21

Less distributions:
Dividends from net investment income	(0.20)		(0.24)	(0.25)	(0.23)	(0.19)	(0.18)		(0.21)	(0.22)		(0.20)	(0.15)
Distributions from realized gains	(0.10)		(2.13)	(0.78)	—	—	(0.10)		(2.13)	(0.78)		—	—

Total dividends and distributions	(0.30)		(2.37)	(1.03)	(0.23)	(0.19)	(0.28)		(2.34)	(1.00)		(0.20)	(0.15)

Net asset value, end of year	$6.75		$11.63	$14.16	$12.59	$12.30	$6.77		$11.66	$14.19		$12.61	$12.32

Total return	(39.56	)%(aa)	(0.93)%	20.65%	4.21%	11.21%	(39.70	)%(bb)	(1.18)%	20.40%		3.94%	10.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,128		$1,890	$1,791	$399	$129	$282,348		$559,519	$645,905		$602,237	$642,993
Ratio of expenses to average net assets:
After waivers	0.71%		0.70%	0.70%	0.67%	0.70%	0.96%		0.95%	0.95%		0.92%	0.95%
After waivers and fees paid indirectly	0.71%		0.70%	0.70%	0.67%	0.51%	0.96%		0.95%	0.95%		0.92%	0.76%
Before waivers and fees paid indirectly	0.76%		0.74%	0.73%	0.67%	0.70%	1.01%		0.99%	0.98	%(c)	0.92%	0.95%
Ratio of net investment income to average net assets:
After waivers	2.31%		1.62%	1.75%	1.58%	1.53%	1.84%		1.37%	1.53%		1.33%	1.28%
After waivers and fees paid indirectly	2.31%		1.62%	1.75%	1.58%	1.72%	1.84%		1.37%	1.53%		1.33%	1.47%
Before waivers and fees paid indirectly	2.26%		1.58%	1.72%	1.58%	1.53%	1.78%		1.33%	1.51%		1.33%	1.28%
Portfolio turnover rate	100%		79%	78%	67%	91%	100%		79%	78%		67%	91%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	#	$0.01	$— #	$—	$—	$—	#	$0.01	$—	#	$—	$—

166	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Large Cap Core PLUS Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007	2006(e)	2005(e)	2004	2008(e)		2007		2006(e)		2005(e)	2004
Net asset value, beginning of year	$9.08	$11.30	$10.09	$9.46	$8.54	$9.09		$11.31		$10.10		$9.47	$8.55

Income (loss) from investment operations:
Net investment income	0.14	0.16	0.11	0.07	0.07	0.11		0.15		0.09		0.05	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.52)	0.28	1.22	0.64	0.93	(3.51)		0.26		1.22		0.63	0.92

Total from investment operations	(3.38)	0.44	1.33	0.71	1.00	(3.40)		0.41		1.31		0.68	0.97

Less distributions:
Dividends from net investment income	(0.04)	(0.18)	(0.12)	(0.08)	(0.08)	(0.03)		(0.15)		(0.10)		(0.05)	(0.05)
Distributions from realized gains	—	(2.48)	—	—	—	—		(2.48)		—		—	—

Total dividends and distributions	(0.04)	(2.66)	(0.12)	(0.08)	(0.08)	(0.03)		(2.63)		(0.10)		(0.05)	(0.05)

Net asset value, end of year	$5.66	$9.08	$11.30	$10.09	$9.46	$5.66		$9.09		$11.31		$10.10	$9.47

Total return	(37.20)%	4.17%	13.22%	7.46%	11.67%	(37.42)%		3.90%		12.92%		7.18%	11.37%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,154,780	$297	$201	$191	$116	$152,504		$284,177		$329,937		$338,735	$341,346
Ratio of expenses to average net assets:
After waivers (f)	0.73%	0.70%	0.70%	0.70%	0.70%	0.98	%(c)	0.95%		0.95%		0.95%	0.95%
After waivers and fees paid indirectly (f)	0.65%	0.56%	0.69%	0.69%	0.66%	0.90	%(c)	0.81	%(c)	0.94%		0.94%	0.91%
Before waivers and fees paid indirectly (f)	0.77%	0.75%	0.73%	0.70%	0.70%	1.02	%(c)	1.00%		0.98	%(c)	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers (f)	2.42%	1.31%	1.05%	0.73%	0.80%	1.46%		1.01%		0.83%		0.48%	0.55%
After waivers and fees paid indirectly (f)	2.50%	1.45%	1.06%	0.74%	0.84%	1.49%		1.17%		0.84%		0.49%	0.59%
Before waivers and fees paid indirectly (f)	2.38%	1.26%	1.02%	0.73%	0.80%	1.35%		0.97%		0.80%		0.48%	0.55%
Portfolio turnover rate	39%	109%	33%	47%	90%	39%		109%		33%		47%	90%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$— #	$—	$—	$0.01		$—	#	$—	#	$—	$—

EQ Advisors Trust	Financial Highlights	167

Financial Highlights (cont’d)

EQ/Large Cap Growth Index Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2008(e)		2007(e)	2006(e)	2005(e)	2004	2008(e)		2007(e)		2006(e)		2005(e)	2004
Net asset value, beginning of year	$8.95		$7.82	$7.85	$6.81	$6.27	$8.76		$7.68		$7.72		$6.72	$6.20

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.01	— #	(0.02)	(0.01)	0.01		(0.02)		(0.02)		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments and futures	(3.28)		1.12	(0.03)	1.06	0.55	(3.19)		1.10		(0.02)		1.03	0.54

Total from investment operations	(3.25)		1.13	(0.03)	1.04	0.54	(3.18)		1.08		(0.04)		1.00	0.52

Less distributions:
Dividends from net investment income	(0.02)		—	—	—	—	(0.01)		—		—		—	—

Net asset value, end of year	$5.68		$8.95	$7.82	$7.85	$6.81	$5.57		$8.76		$7.68		$7.72	$6.72

Total return	(36.18	)%(k)	14.32%	(0.38)%	15.27%	8.61%	(36.29	)%(l)	14.06%		(0.52)%		14.88%	8.39%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,568		$7,442	$108,447	$294,078	$405,919	$446,803		$754,477		$728,698		$801,981	$727,261
Ratio of expenses to average net assets:
After waivers	0.80%		0.80%	0.80%	0.80%	0.85%	1.05%		1.05%		1.05%		1.05%	1.10%
After waivers and fees paid indirectly	0.68%		0.78%	0.78%	0.77%	0.79%	0.93	%(c)	1.03	%(c)	1.03%		1.02%	1.04%
Before waivers and fees paid indirectly	1.01%		1.03%	0.98%	0.95%	0.95%	1.26	%(c)	1.28%		1.23	%(c)	1.20%	1.20%
Ratio of net investment loss to average net assets:
After waivers	0.31%		0.05%	(0.07)%	(0.25)%	(0.15)%	0.05%		(0.20)%		(0.30)%		(0.50)%	(0.40)%
After waivers and fees paid indirectly	0.43%		0.07%	(0.05)%	(0.22)%	(0.09)%	0.16%		(0.19)%		(0.28)%		(0.47)%	(0.34)%
Before waivers and fees paid indirectly	0.10%		(0.18)%	(0.25)%	(0.40)%	(0.25)%	(0.17)%		(0.43)%		(0.50)%		(0.65)%	(0.50)%
Portfolio turnover rate	131%		89%	83%	55%	77%	131%		89%		83%		55%	77%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.02		$0.02	$0.01	$0.01	$0.01	$0.02		$0.02		$0.01		$0.01	$0.01

168	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Large Cap Growth PLUS Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007	2006(e)	2005(e)	2004(e)	2008(e)		2007		2006(e)		2005(e)	2004(e)
Net asset value, beginning of year	$18.12	$15.74	$14.57	$13.32	$11.80	$17.75		$15.40		$14.29		$13.11	$11.64

Income (loss) from investment operations:
Net investment income (loss)	0.14	0.10	— #	(0.01)	(0.01)	0.07		0.06		(0.04)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(6.89)	2.39	1.17	1.26	1.53	(6.85)		2.35		1.15		1.22	1.51

Total from investment operations	(6.75)	2.49	1.17	1.25	1.52	(6.78)		2.41		1.11		1.18	1.47

Less distributions:
Dividends from net investment income	(0.05)	(0.11)	—	—	—	(0.02)		(0.06)		—		—	—

Net asset value, end of year	$11.32	$18.12	$15.74	$14.57	$13.32	$10.95		$17.75		$15.40		$14.29	$13.11

Total return	(37.28)%	15.81%	8.03%	9.38%	12.88%	(38.28)%		15.66%		7.77%		9.00%	12.63%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,408,216	$7,371	$4,679	$3,304	$1,988	$537,379		$978,032		$860,495		$916,611	$958,680
Ratio of expenses to average net assets:
After waivers (f)	0.73%	0.73%	0.77%	0.71%	0.71%	0.98	%(c)	0.98	%(c)	1.02	%(c)	0.96%	0.96%
After waivers and fees paid indirectly (f)	0.73%	0.58%	0.75%	0.68%	0.66%	0.98	%(c)	0.83%		1.00	%(c)	0.93%	0.91%
Before waivers and fees paid indirectly (f)	0.74%	0.74%	0.77%	0.71%	0.71%	0.99	%(c)	0.99%		1.02	%(c)	0.96%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.18%	0.49%	(0.04)%	(0.11)%	(0.10)%	0.48%		0.24%		(0.30)%		(0.36)%	(0.35)%
After waivers and fees paid indirectly (f)	0.18%	0.64%	(0.02)%	(0.08)%	(0.05)%	0.49%		0.39%		(0.28)%		(0.33)%	(0.30)%
Before waivers and fees paid indirectly (f)	0.17%	0.49%	(0.04)%	(0.11)%	(0.10)%	0.47%		0.23%		(0.30)%		(0.36)%	(0.35)%
Portfolio turnover rate	33%	136%	130%	97%	101%	33%		136%		130%		97%	101%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$— #	$— #	$—	$—	$—	$—	#	$—	#	$—		$—	$—

EQ Advisors Trust	Financial Highlights	169

Financial Highlights (cont’d)

EQ/Large Cap Value Index Portfolio

	Class IA				Class IB
	Year Ended December 31,			October 3, 2005* to December 31, 2005(e)	Year Ended December 31,						October 3, 2005* to December 31, 2005(e)
	2008(e)	2007(e)	2006(e)		2008(e)		2007(e)		2006(e)
Net asset value, beginning of period	$10.32	$11.19	$10.45	$10.00	$10.29		$11.18		$10.47		$10.00

Income (loss) from investment operations:
Net investment income	0.12	0.03	0.03	0.01	0.10		(0.01)		—	#	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(5.88)	(0.67)	0.71	0.47	(5.86)		(0.65)		0.71		0.47

Total from investment operations	(5.76)	(0.64)	0.74	0.48	(5.76)		(0.66)		0.71		0.47

Less distributions:
Dividends from net investment income	(0.11)	—	— #	(0.03)	(0.10)		—		—	#	— #
Distributions from realized gains	(0.20)	(0.23)	— #	—	(0.20)		(0.23)		—	#	—

Total dividends and distributions	(0.31)	(0.23)	— #	(0.03)	(0.30)		(0.23)		—	#	— #

Net asset value, end of period	$4.25	$10.32	$11.19	$10.45	$4.23		$10.29		$11.18		$10.47

Total return (b)	(56.56)%	(5.70)%	7.12%	4.80%	(56.75)%		(5.88)%		6.81%		4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,187	$1,246	$112	$105	$87,602		$213,065		$203,514		$32,087
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	0.75%	1.00%		1.00%		1.00%		1.00%
After waivers and fees paid indirectly (a)	0.45%	0.72%	0.72%	0.74%	0.70	%(c)	0.97	%(c)	0.97	%(c)	0.99%
Before waivers and fees paid indirectly (a)	0.83%	0.82%	0.84%	3.64%	1.08%		1.07%		1.09%		3.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.50%	0.28%	0.21%	0.35%	1.16%		(0.07)%		(0.05)%		0.10%
After waivers and fees paid indirectly (a)	1.80%	0.30%	0.24%	0.36%	1.37%		(0.05)%		(0.01)%		0.11%
Before waivers and fees paid indirectly (a)	1.42%	0.21%	0.12%	(2.54)%	1.07%		(0.15)%		(0.14)%		(2.79)%
Portfolio turnover rate	82%	29%	9%	— %‡	82%		29%		9%		— %‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$0.07	$0.01		$0.01		$0.01		$0.07

170	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Large Cap Value PLUS Portfolio(i)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008	2007(e)	2006(e)	2005(e)	2004	2008		2007(e)		2006(e)	2005(e)	2004
Net asset value, beginning of year	$14.27	$16.39	$14.51	$14.21	$12.77	$14.26		$16.38		$14.50	$14.20	$12.76

Income (loss) from investment operations:
Net investment income	0.43	0.35	0.30	0.26	0.20	0.31		0.30		0.26	0.22	0.18
Net realized and unrealized gain (loss) on investments	(6.57)	(1.07)	2.83	0.55	1.55	(6.49)		(1.06)		2.83	0.55	1.53

Total from investment operations	(6.14)	(0.72)	3.13	0.81	1.75	(6.18)		(0.76)		3.09	0.77	1.71

Less distributions:
Dividends from net investment income	(0.38)	(0.26)	(0.30)	(0.21)	(0.22)	(0.35)		(0.22)		(0.26)	(0.17)	(0.18)
Distributions from realized gains	—	(1.14)	(0.95)	(0.30)	(0.09)	—		(1.14)		(0.95)	(0.30)	(0.09)

Total dividends and distributions	(0.38)	(1.40)	(1.25)	(0.51)	(0.31)	(0.35)		(1.36)		(1.21)	(0.47)	(0.27)

Net asset value, end of year	$7.75	$14.27	$16.39	$14.51	$14.21	$7.73		$14.26		$16.38	$14.50	$14.20

Total return	(43.06)%	(4.30)%	21.70%	5.68%	13.74%	(43.32)%		(4.55)%		21.41%	5.42%	13.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,254,315	$3,770,999	$1,531,086	$1,329,984	$49,292	$1,552,709		$3,310,417		$2,844,395	$2,219,168	$2,006,001
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.66%	0.70%	0.95%		0.95%		0.95%	0.91%	0.95%
After waivers and fees paid indirectly	0.64%	0.62%	0.69%	0.59%	0.70%	0.89	%(c)	0.87	%(c)	0.94%	0.84%	0.95%
Before waivers and fees paid indirectly	0.72%	0.71%	0.70%	0.66%	0.70%	0.97%		0.96	%(c)	0.95%	0.91%	0.95%
Ratio of net investment income to average net assets:
After waivers	2.36%	2.06%	1.92%	1.74%	1.74%	2.41%		1.74%		1.67%	1.49%	1.49%
After waivers and fees paid indirectly	2.42%	2.15%	1.93%	1.81%	1.74%	2.49%		1.80%		1.68%	1.56%	1.49%
Before waivers and fees paid indirectly	2.34%	2.05%	1.92%	1.74%	1.74%	2.40%		1.72%		1.67%	1.49%	1.49%
Portfolio turnover rate	39%	50%	28%	16%	28%	39%		50%		28%	16%	28%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$—	$—	$—	$—	#	$—	#	$—	$—	$—

EQ Advisors Trust	Financial Highlights	171

Financial Highlights (cont’d)

EQ/Lord Abbett Growth and Income Portfolio

	Class IA					Class IB
	Year Ended December 31,				April 29, 2005* to December 31, 2005(e)	Year Ended December 31,				April 29, 2005* to December 31, 2005(e)
	2008(e)	2007(e)	2006(e)			2008(e)	2007(e)	2006(e)
Net asset value, beginning of period	$12.15	$12.36	$10.67		$10.00	$12.16	$12.37	$10.68		$10.00

Income (loss) from investment operations:
Net investment income	0.17	0.17	0.22		0.10	0.15	0.14	0.16		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.58)	0.29	1.65		0.66	(4.58)	0.28	1.68		0.66

Total from investment operations	(4.41)	0.46	1.87		0.76	(4.43)	0.42	1.84		0.74

Less distributions:
Dividends from net investment income	(0.18)	(0.18)	(0.10)		(0.07)	(0.16)	(0.14)	(0.07)		(0.04)
Distributions from realized gains	(0.03)	(0.49)	(0.08)		(0.02)	(0.03)	(0.49)	(0.08)		(0.02)

Total dividends and distributions	(0.21)	(0.67)	(0.18)		(0.09)	(0.19)	(0.63)	(0.15)		(0.06)

Net asset value, end of period	$7.53	$12.15	$12.36		$10.67	$7.54	$12.16	$12.37		$10.68

Total return (b)	(36.41)%	3.79%	17.48%		7.55%	(36.54)%	3.43%	17.26%		7.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,031	$65,415	$74,235		$108	$107,388	$172,888	$156,413		$38,230
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%	0.75%		0.75%	1.00%	1.00%	1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.73%	0.73%	0.74%		0.72%	0.98%	0.98%	0.99%		0.97%
Before waivers, reimbursements, and fees paid indirectly (a)	0.85%	0.81%	0.88	%(c)	1.50%	1.10%	1.06%	1.13	%(c)	1.75%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.66%	1.35%	1.75%		1.43%	1.43%	1.08%	1.33%		1.18%
After waivers, reimbursements, and fees paid indirectly (a)	1.68%	1.36%	1.76%		1.46%	1.45%	1.10%	1.34%		1.21%
Before waivers, reimbursements, and fees paid indirectly (a)	1.56%	1.29%	1.67%		0.68%	1.33%	1.02%	1.19%		0.43%
Portfolio turnover rate	109%	85%	49%		19%	109%	85%	49%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.01		$0.05	$0.01	$0.01	$0.02		$0.05

172	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Lord Abbett Large Cap Core Portfolio

	Class IA				Class IB
	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)	Year Ended December 31,					April 29, 2005* to December 31, 2005(e)
	2008(e)	2007(e)	2006(e)		2008(e)	2007(e)		2006(e)
Net asset value, beginning of period	$12.59	$11.88	$10.69	$10.00	$12.60	$11.89		$10.69		$10.00

Income (loss) from investment operations:
Net investment income	0.16	0.13	0.14	0.08	0.13	0.10		0.11		0.06
Net realized and unrealized gain (loss) on investments	(4.02)	1.16	1.24	0.67	(4.01)	1.16		1.25		0.67

Total from investment operations	(3.86)	1.29	1.38	0.75	(3.88)	1.26		1.36		0.73

Less distributions:
Dividends from net investment income	(0.13)	(0.12)	(0.12)	(0.06)	(0.11)	(0.09)		(0.09)		(0.04)
Distributions from realized gains	(0.07)	(0.46)	(0.07)	—	(0.07)	(0.46)		(0.07)		—

Total dividends and distributions	(0.20)	(0.58)	(0.19)	(0.06)	(0.18)	(0.55)		(0.16)		(0.04)

Net asset value, end of period	$8.53	$12.59	$11.88	$10.69	$8.54	$12.60		$11.89		$10.69

Total return (b)	(30.80)%	10.99%	12.92%	7.53%	(30.95)%	10.69%		12.63%		7.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,900	$1,262	$121	$107	$100,829	$91,751		$58,690		$27,015
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%		1.00%		1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.74%	0.74%	0.74%	0.74%	0.99%	0.99%		0.99%		0.99%
Before waivers, reimbursements, and fees paid indirectly (a)	0.87%	0.86%	1.03%	1.89%	1.12%	1.11	%(c)	1.28	%(c)	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.46%	1.03%	1.21%	1.12%	1.19%	0.82%		0.96%		0.87%
After waivers, reimbursements, and fees paid indirectly (a)	1.46%	1.04%	1.22%	1.13%	1.19%	0.83%		0.97%		0.88%
Before waivers, reimbursements, and fees paid indirectly (a)	1.34%	0.92%	0.93%	(0.02)%	1.07%	0.69%		0.70%		(0.27)%
Portfolio turnover rate	43%	42%	36%	26%	43%	42%		36%		26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.03	$0.08	$0.01	$0.02		$0.03		$0.08

EQ Advisors Trust	Financial Highlights	173

Financial Highlights (cont’d)

EQ/Marsico Focus Portfolio(q)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$17.70	$16.90	$15.86	$14.67	$13.24	$17.56	$16.78	$15.75	$14.59	$13.20

Income (loss) from investment operations:
Net investment income (loss)	0.12	0.09	0.07	0.03	0.01	0.07	0.05	0.03	(0.01)†	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(7.17)	2.30	1.42	1.56	1.42	(7.08)	2.27	1.41	1.56	1.41

Total from investment operations	(7.05)	2.39	1.49	1.59	1.43	(7.01)	2.32	1.44	1.55	1.39

Less distributions:
Dividends from net investment income	(0.16)	(0.08)	(0.07)	(0.01)	—	(0.14)	(0.03)	(0.03)	—	—
Distributions from realized gains	(0.13)	(1.51)	(0.38)	(0.39)	—	(0.13)	(1.51)	(0.38)	(0.39)	—
Return of capital	(0.02)	—	—	—	—	(0.02)	—	—	—	—

Total dividends and distributions	(0.31)	(1.59)	(0.45)	(0.40)	—	(0.29)	(1.54)	(0.41)	(0.39)	—

Net asset value, end of year	$10.34	$17.70	$16.90	$15.86	$14.67	$10.26	$17.56	$16.78	$15.75	$14.59

Total return	(40.15)%	14.33%	9.55%	10.98%	10.80%	(40.32)%	14.08%	9.35%	10.65%	10.53%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$72,928	$1,968,509	$1,406,085	$1,014,881	$579,357	$1,590,410	$2,628,736	$2,250,340	$1,768,738	$1,257,708
Ratio of expenses to average net assets:
After waivers	0.90%	0.90%	0.90%	0.90%	0.90%	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly	0.90%	0.90%	0.89%	0.89%	0.87%	1.15%	1.15%	1.14%	1.14%	1.12%
Before waivers and fees paid indirectly	0.98%	0.98%	0.95%	0.92%	0.94%	1.23%	1.23%	1.20%	1.17%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers	0.75%	0.50%	0.46%	0.19%	0.05%	0.52%	0.26%	0.20%	(0.06)%	(0.20)%
After waivers and fees paid indirectly	0.76%	0.50%	0.46%	0.20%	0.08%	0.52%	0.26%	0.21%	(0.05)%	(0.17)%
Before waivers and fees paid indirectly	0.67%	0.42%	0.40%	0.17%	0.01%	0.44%	0.18%	0.15%	(0.08)%	(0.24)%
Portfolio turnover rate	89%	71%	66%	66%	96%	89%	71%	66%	66%	96%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$— #	$0.01	$0.01	$0.01	$0.01	$— #	$0.01

174	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Mid Cap Index Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)		2007(e)	2006(e)		2005(e)	2004
Net asset value, beginning of year	$10.09	$10.75	$10.35	$11.13	$10.20	$9.96		$10.65	$10.26		$11.08	$10.15

Income (loss) from investment operations:
Net investment income (loss)	0.10	0.02	0.02	0.02	0.05	0.07		(0.01)	—	#	(0.01)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(5.02)	0.84	1.16	0.69	1.59	(4.94)		0.84	1.14		0.68	1.57

Total from investment operations	(4.92)	0.86	1.18	0.71	1.64	(4.87)		0.83	1.14		0.67	1.61

Less distributions:
Dividends from net investment income	(0.08)	—	(0.03)	—	(0.07)	(0.07)		—	—	#	—	(0.04)
Distributions from realized gains	(0.09)	(1.52)	(0.75)	(1.49)	(0.64)	(0.09)		(1.52)	(0.75)		(1.49)	(0.64)

Total dividends and distributions	(0.17)	(1.52)	(0.78)	(1.49)	(0.71)	(0.16)		(1.52)	(0.75)		(1.49)	(0.68)

Net asset value, end of year	$5.00	$10.09	$10.75	$10.35	$11.13	$4.93		$9.96	$10.65		$10.26	$11.08

Total return	(49.10)%	8.25%	11.79%	6.63%	16.32%	(49.28)%		8.05%	11.51%		6.39%	16.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$39,101	$63,363	$51,403	$13,551	$7,931	$788,812		$1,611,257	$1,516,836		$1,340,515	$1,161,685
Ratio of expenses to average net assets:
After waivers	0.76%	0.75%	0.75%	0.75%	0.75%	1.01%		1.00%	1.00%		1.00%	1.00%
After waivers and fees paid indirectly	0.58%	0.75%	0.72%	0.70%	0.71%	0.83	%(c)	1.00%	0.97	%(c)	0.95%	0.96%
Before waivers and fees paid indirectly	0.82%	0.81%	0.80%	0.75%	0.76%	1.07%		1.06%	1.05	%(c)	1.00%	1.01%
Ratio of net investment income to average net assets:
After waivers	1.07%	0.19%	0.19%	0.15%	0.62%	0.76%		(0.06)%	(0.04)%		(0.10)%	0.37%
After waivers and fees paid indirectly	1.25%	0.20%	0.22%	0.20%	0.66%	0.93%		(0.06)%	—	%‡‡	(0.05)%	0.41%
Before waivers and fees paid indirectly	1.01%	0.13%	0.15%	0.15%	0.61%	0.71%		(0.12)%	(0.08)%		(0.10)%	0.36%
Portfolio turnover rate	239%	112%	155%	149%	123%	239%		112%	155%		149%	123%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$— #	$0.01	$— #	$—	$— #	$—	#	$0.01	$—	#	$—	$— #

EQ Advisors Trust	Financial Highlights	175

Financial Highlights (cont’d)

EQ/Mid Cap Value PLUS Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2008(e)	2007	2006(e)	2005(e)		2004(e)	2008(e)	2007	2006(e)		2005(e)		2004(e)
Net asset value, beginning of year	$10.39	$14.37	$14.01	$14.05		$13.09	$10.31	$14.30	$13.95		$14.00		$13.08

Income (loss) from investment operations:
Net investment income	0.14	0.19	0.08	0.09		0.03	0.12	0.16	0.04		0.05		— #
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(4.20)	(0.42)	1.68	1.51		2.20	(4.20)	(0.44)	1.67		1.50		2.19

Total from investment operations	(4.06)	(0.23)	1.76	1.60		2.23	(4.08)	(0.28)	1.71		1.55		2.19

Less distributions:
Dividends from net investment income	(0.15)	(0.19)	(0.08)	(0.10)		—	(0.13)	(0.15)	(0.04)		(0.06)		—
Distributions from realized gains	—	(3.56)	(1.32)	(1.54)		(1.27)	—	(3.56)	(1.32)		(1.54)		(1.27)

Total dividends and distributions	(0.15)	(3.75)	(1.40)	(1.64)		(1.27)	(0.13)	(3.71)	(1.36)		(1.60)		(1.27)

Net asset value, end of year	$6.18	$10.39	$14.37	$14.01		$14.05	$6.10	$10.31	$14.30		$13.95		$14.00

Total return	(39.06)%	(1.29)%	12.76%	11.62%		18.14%	(39.53)%	(1.62)%	12.45%		11.31%		17.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,747	$26,777	$24,186	$16,535		$8,178	$838,774	$1,671,712	$1,897,629		$1,730,041		$1,438,673
Ratio of expenses to average net assets:
After waivers (f)	0.76%	0.79%	0.83%	0.79%		0.82%	1.01%	1.04%	1.08%		1.04%		1.07%
After waivers and fees paid indirectly (f)	0.75%	0.58%	0.82%	0.77%		0.80%	1.00%	0.83%	1.07	%(c)	1.02%		1.05%
Before waivers and fees paid indirectly (f)	0.77%	0.79%	0.83%	0.79%		0.82%	1.02%	1.04%	1.08%		1.04%		1.07%
Ratio of net investment income to average net assets:
After waivers (f)	1.62%	1.05%	0.53%	0.60%		0.21%	1.34%	0.82%	0.27%		0.35%		(0.04)%
After waivers and fees paid indirectly (f)	1.63%	1.26%	0.54%	0.62%		0.23%	1.34%	1.03%	0.29%		0.37%		(0.02)%
Before waivers and fees paid indirectly (f)	1.61%	1.05%	0.53%	0.60%		0.21%	1.32%	0.81%	0.27%		0.35%		(0.04)%
Portfolio turnover rate	38%	160%	66%	55	%(d)	74%	38%	160%	66%		55	%(d)	74%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$—	$—		$—	$— #	$— #	$—		$—		$—

176	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Money Market Portfolio(s)(v)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004	2008(e)		2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.001	$1.002	$1.000		$1.000	$1.000	$1.000	$1.001

Income (loss) from investment operations:
Net investment income	0.020	0.048	0.046	0.029	0.012	0.019		0.046	0.044	0.027	0.009
Net realized and unrealized gain (loss) on investments	0.003	—	— #	— #	(0.001)	0.002		—	— #	— #	(0.001)

Total from investment operations	0.023	0.048	0.046	0.029	0.011	0.021		0.046	0.044	0.027	0.008

Less distributions:
Dividends from net investment income	(0.023)	(0.048)	(0.046)	(0.030)	(0.012)	(0.021)		(0.046)	(0.044)	(0.027)	(0.009)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.001	$1.000		$1.000	$1.000	$1.000	$1.000

Total return	2.36%	4.97%	4.72%	2.85%	1.02%	2.13%		4.71%	4.46%	2.65%	0.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,037,507	$869,405	$831,695	$737,535	$598,718	$1,928,723		$1,199,272	$918,153	$773,184	$774,625
Ratio of expenses to average net assets	0.47%	0.45%	0.44%	0.39%	0.39%	0.72	%(c)	0.70%	0.69%	0.64%	0.64%
Ratio of net investment income to average net assets	2.03%	4.83%	4.65%	2.86%	1.01%	1.95%		4.57%	4.42%	2.61%	0.76%

EQ Advisors Trust	Financial Highlights	177

Financial Highlights (cont’d)

EQ/Montag & Caldwell Growth Portfolio(t)

	Class IA						Class IB
	Year Ended December 31,				December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)			2008(e)		2007(e)	2006(e)	2005(e)	2004(e)
Net asset value, beginning of period	$6.56	$5.44	$5.05	$4.80	$4.73		$6.57		$5.45	$5.06	$4.81	$4.64

Income (loss) from investment operations:
Net investment income	0.02	0.03	0.02	0.02	—	#	0.01		0.01	0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments	(2.17)	1.12	0.39	0.25	0.09		(2.17)		1.12	0.39	0.25	0.18

Total from investment operations	(2.15)	1.15	0.41	0.27	0.09		(2.16)		1.13	0.40	0.26	0.19

Less distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.02)	(0.02)	(0.02)		(0.01)		(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$4.39	$6.56	$5.44	$5.05	$4.80		$4.40		$6.57	$5.45	$5.06	$4.81

Total return (b)	(32.74)%	21.13%	8.20%	5.71%	0.99%		(32.86)%		20.77%	7.91%	5.43%	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,898	$15,661	$10,045	$11,800	$13,837		$295,780		$345,467	$274,068	$305,851	$258,854
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.88%	0.83%	0.76	%(c)	1.15	%(c)	1.15%	1.13%	1.08%	1.12%
After waivers and fees paid indirectly (a)	0.88%	0.88%	0.86%	0.80%	N/A		1.13%		1.13%	1.11%	1.05%	N/A
Before waivers and fees paid indirectly (a)	0.90%	0.90%	0.88%	0.83%	0.76	%(c)	1.15	%(c)	1.15%	1.13%	1.08%	1.12%
Ratio of net investment income to average net assets:
After waivers (a)	0.36%	0.47%	0.42%	0.48%	0.47	%(c)	0.17%		0.21%	0.17%	0.23%	0.11%
After waivers and fees paid indirectly (a)	0.38%	0.48%	0.43%	0.51%	N/A		0.20%		0.22%	0.18%	0.26%	N/A
Before waivers and fees paid indirectly (a)	0.36%	0.47%	0.42%	0.48%	0.47	%(c)	0.17%		0.21%	0.17%	0.23%	0.11%
Portfolio turnover rate	52%	71%	66%	55%	58%		52%		71%	66%	55%	58%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$—	$—	$—		$—		$— #	$—	$—	$—

178	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/PIMCO Real Return Portfolio

	Class IA		Class IB
	Year Ended December 31, 2008(e)	March 30, 2007* to December 31, 2007(e)	Year Ended December 31,
			2008(e)	2007(e)		2006(e)	2005(e)	2004
Net asset value, beginning of period	$10.53	$10.06	$10.54	$9.76		$10.14	$10.31	$10.33

Income (loss) from investment operations:
Net investment income	0.34	0.34	0.31	0.43		0.43	0.34	0.20
Net realized and unrealized gain (loss) on investments, options written, futures, and foreign currency transactions	(0.71)	0.51	(0.71)	0.70		(0.41)	(0.26)	0.29

Total from investment operations	(0.37)	0.85	(0.40)	1.13		0.02	0.08	0.49

Less distributions:
Dividends from net investment income	(0.31)	(0.29)	(0.29)	(0.26)		(0.35)	(0.22)	(0.21)
Distributions from realized gains	(0.57)	(0.09)	(0.57)	(0.09)		(0.05)	(0.03)	(0.30)

Total dividends and distributions	(0.88)	(0.38)	(0.86)	(0.35)		(0.40)	(0.25)	(0.51)

Net asset value, end of period	$9.28	$10.53	$9.28	$10.54		$9.76	$10.14	$10.31

Total return (b)	(3.74)%	8.72%	(4.07)%	11.43%		0.44%	0.77%	4.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$952,328	$705,347	$1,120,616	$584,940		$375,504	$217,873	$60,511
Ratio of expenses to average net assets:
After waivers (a)	0.66%	0.65%	0.91%	0.90%		0.70%	0.65%	0.65%
Before waivers (a)	0.68%	0.69%	0.93%	0.94	%(c)	0.95%	0.96%	1.00%
Ratio of net investment income to average net assets:
After waivers (a)	3.20%	4.45%	2.91%	4.27%		4.20%	3.31%	2.04%
Before waivers (a)	3.18%	4.40%	2.89%	4.21%		3.95%	3.00%	1.69%
Portfolio turnover rate	1,056%	1,088%	1,056%	1,088%		1,040%	1,249%	396%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$0.01		$0.03	$0.03	$0.04

EQ Advisors Trust	Financial Highlights	179

Financial Highlights (cont’d)

EQ/Quality Bond PLUS Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2008	2007(e)	2006(e)	2005(e)	2004	2008	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$9.94	$10.00	$10.02	$10.20	$10.25	$9.89	$9.95	$9.96	$10.15	$10.19

Income (loss) from investment operations:
Net investment income	0.63	0.46	0.43	0.36	0.26	0.48	0.43	0.40	0.33	0.23
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.26)	0.01	(0.02)	(0.12)	0.15	(1.13)	0.01	(0.01)	(0.13)	0.16

Total from investment operations	(0.63)	0.47	0.41	0.24	0.41	(0.65)	0.44	0.39	0.20	0.39

Less distributions:
Dividends from net investment income	(0.56)	(0.53)	(0.43)	(0.39)	(0.27)	(0.53)	(0.50)	(0.40)	(0.36)	(0.24)
Distributions from realized gains	—	—	—	(0.03)	(0.19)	—	—	—	(0.03)	(0.19)

Total dividends and distributions	(0.56)	(0.53)	(0.43)	(0.42)	(0.46)	(0.53)	(0.50)	(0.40)	(0.39)	(0.43)

Net asset value, end of year	$8.75	$9.94	$10.00	$10.02	$10.20	$8.71	$9.89	$9.95	$9.96	$10.15

Total return	(6.36)%	4.78%	4.06%	2.33%	3.95%	(6.57)%	4.60%	3.79%	1.95%	3.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$883,979	$1,556,385	$1,644,924	$1,543,231	$1,627,106	$410,584	$497,051	$480,846	$465,584	$424,156
Ratio of expenses to average net assets	0.65%	0.64%	0.61%	0.55%	0.56%	0.90%	0.89%	0.86%	0.80%	0.81%
Ratio of net investment income to average net assets	4.80%	4.49%	4.25%	3.51%	2.55%	4.53%	4.24%	4.00%	3.26%	2.30%
Portfolio turnover rate	135%	165%	353%	531%	659%	135%	165%	353%	531%	659%

180	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Small Company Index Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2008(e)	2007(e)	2006(e)		2005(e)	2004	2008(e)		2007(e)	2006(e)		2005(e)	2004
Net asset value, beginning of year	$11.61	$13.01	$11.68		$11.87	$10.47	$11.61		$13.01	$11.68		$11.87	$10.47

Income (loss) from investment operations:
Net investment income	0.14	0.18	0.15		0.13	0.08	0.11		0.14	0.11		0.10	0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(4.06)	(0.43)	1.94		0.40	1.79	(4.05)		(0.42)	1.94		0.40	1.77

Total from investment operations	(3.92)	(0.25)	2.09		0.53	1.87	(3.94)		(0.28)	2.05		0.50	1.84

Less distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.13)		(0.12)	(0.09)	(0.08)		(0.18)	(0.09)		(0.09)	(0.06)
Distributions from realized gains	(0.82)	(0.94)	(0.63)		(0.60)	(0.38)	(0.82)		(0.94)	(0.63)		(0.60)	(0.38)

Total dividends and distributions	(0.92)	(1.15)	(0.76)		(0.72)	(0.47)	(0.90)		(1.12)	(0.72)		(0.69)	(0.44)

Net asset value, end of year	$6.77	$11.61	$13.01		$11.68	$11.87	$6.77		$11.61	$13.01		$11.68	$11.87

Total return	(33.94)%	(1.55)%	17.98%		4.50%	17.97%	(34.12)%		(1.82)%	17.68%		4.24%	17.67%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$216,594	$130,825	$380,834		$24,343	$18,361	$430,688		$669,947	$687,050		$517,538	$480,368
Ratio of expenses to average net assets	0.45%	0.39%	0.38	%(c)	0.33%	0.38%	0.70	%(c)	0.64%	0.63	%(c)	0.58%	0.63%
Ratio of net investment income to average net assets	1.61%	1.36%	1.17%		1.09%	0.94%	1.13%		1.04%	0.87%		0.84%	0.69%
Portfolio turnover rate	48%	32%	26%		26%	21%	48%		32%	26%		26%	21%

EQ Advisors Trust	Financial Highlights	181

Financial Highlights (cont’d)

EQ/T. Rowe Price Growth Stock Portfolio(g)

	Class IA			Class IB
	Year Ended December 31, 2008(e)		May 16, 2007* to December 31, 2007(e)	Year Ended December 31,
				2008(e)		2007(e)		2006(e)	2005(e)	2004
Net asset value, beginning of period	$21.45		$22.76	$21.44		$21.20		$22.09	$21.25	$18.72

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.09	—	#	0.02		(0.13)	(0.17)	(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(9.05)		(0.09)	(9.03)		1.48		(0.76)	1.01	2.70

Total from investment operations	(9.00)		— #	(9.03)		1.50		(0.89)	0.84	2.53

Less distributions:
Dividends from net investment income	—	#	(0.07)	—	#	(0.02)		—	—	—
Distributions from realized gains	—	#	(1.24)	—	#	(1.24)		—	—	—

Total dividends and distributions	—	#	(1.31)	—	#	(1.26)		—	—	—

Net asset value, end of period	$12.45		$21.45	$12.41		$21.44		$21.20	$22.09	$21.25

Total return (b)	(41.94	)%(cc)	0.24%	(42.10	)%(dd)	7.19%		(3.98)%	3.95%	13.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,030		$1,219	$328,374		$590,564		$246,130	$302,413	$285,682
Ratio of expenses to average net assets:
After waivers (a)	0.91%		0.90%	1.16%		1.15%		1.15%	1.13%	1.15%
After waivers and fees paid indirectly (a)	0.91%		0.62%	1.16%		0.87	%(c)	1.15%	1.13%	1.14%
Before waivers and fees paid indirectly (a)	0.96%		0.93%	1.21	%(c)	1.18	%(c)	1.18%	1.13%	1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.30%		0.33%	0.02%		(0.10)%		(0.60)%	(0.84)%	(0.85)%
After waivers and fees paid indirectly (a)	0.30%		0.61%	0.02%		0.10%		(0.60)%	(0.84)%	(0.84)%
Before waivers and fees paid indirectly (a)	0.25%		0.30%	(0.02)%		(0.14)%		(0.62)%	(0.84)%	(0.87)%
Portfolio turnover rate	54%		169%	54%		169%		40%	15%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$— #	$0.01		$0.01		$0.01	$—	$— #

182	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/UBS Growth and Income Portfolio

	Class IB
	Year Ended December 31,
	2008(e)	2007(e)	2006(e)	2005(e)	2004
Net asset value, beginning of year	$6.84	$6.82	$6.02	$5.56	$4.99

Income (loss) from investment operations:
Net investment income	0.07	0.06	0.05	0.04	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.81)	0.02	0.80	0.46	0.61

Total from investment operations	(2.74)	0.08	0.85	0.50	0.66

Less distributions:
Dividends from net investment income	(0.07)	(0.06)	(0.05)	(0.04)	(0.09)

Net asset value, end of year	$4.03	$6.84	$6.82	$6.02	$5.56

Total return	(40.03)%	1.14%	14.10%	8.98%	13.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$114,565	$217,397	$212,510	$169,785	$132,682
Ratio of expenses to average net assets:
After waivers	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly	1.03%	1.04%	1.03%	1.04%	N/A
Before waivers and fees paid indirectly	1.19%	1.16%	1.14%	1.11%	1.16%
Ratio of net investment income to average net assets:
After waivers	1.14%	0.80%	0.77%	0.74%	0.91%
After waivers and fees paid indirectly	1.17%	0.81%	0.79%	0.75%	N/A
Before waivers and fees paid indirectly	1.00%	0.69%	0.68%	0.68%	0.80%
Portfolio turnover rate	68%	32%	35%	44%	40%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$— #	$0.01

EQ Advisors Trust	Financial Highlights	183

Financial Highlights (cont’d)

EQ/Van Kampen Comstock Portfolio

	Class IA					Class IB
	Year Ended December 31,				April 29, 2005* to December 31, 2005(e)	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)
	2008(e)	2007(e)		2006(e)		2008(e)	2007(e)	2006(e)
Net asset value, beginning of period	$10.86	$11.76		$10.43	$10.00	$10.87	$11.77	$10.44	$10.00

Income (loss) from investment operations:
Net investment income	0.20	0.22		0.23	0.13	0.18	0.20	0.20	0.12
Net realized and unrealized gain (loss) on investments	(4.18)	(0.49)		1.46	0.41	(4.17)	(0.50)	1.46	0.40

Total from investment operations	(3.98)	(0.27)		1.69	0.54	(3.99)	(0.30)	1.66	0.52

Less distributions:
Dividends from net investment income	(0.19)	(0.22)		(0.18)	(0.09)	(0.18)	(0.19)	(0.15)	(0.06)
Distributions from realized gains	(0.08)	(0.41)		(0.18)	(0.02)	(0.08)	(0.41)	(0.18)	(0.02)

Total dividends and distributions	(0.27)	(0.63)		(0.36)	(0.11)	(0.26)	(0.60)	(0.33)	(0.08)

Net asset value, end of period	$6.61	$10.86		$11.76	$10.43	$6.62	$10.87	$11.77	$10.44

Total return (b)	(36.79)%	(2.32)%		16.27%	5.37%	(37.01)%	(2.57)%	15.97%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$998	$770		$122	$105	$205,285	$319,390	$291,204	$113,526
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%		0.75%	0.75%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	0.73%	0.74%		0.74%	0.74%	0.98%	0.99%	0.99%	0.99%
Before waivers and fees paid indirectly (a)	0.82%	0.80%		0.81%	0.96%	1.07%	1.05%	1.06%	1.21%
Ratio of net investment income to average net assets:
After waivers (a)	2.28%	1.82	%(c)	2.06%	1.97%	1.98%	1.62%	1.77%	1.72%
After waivers and fees paid indirectly (a)	2.30%	1.82	%(c)	2.07%	1.98%	2.00%	1.62%	1.78%	1.73%
Before waivers and fees paid indirectly (a)	2.21%	1.77	%(c)	2.00%	1.76%	1.91%	1.57%	1.71%	1.51%
Portfolio turnover rate	39%	23%		23%	18%	39%	23%	23%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01		$0.01	$0.01	$0.01	$0.01	$0.01	$0.01

184	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Van Kampen Emerging Markets Equity Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2008(e)	2007(e)	2006(e)		2005(e)	2004	2008(e)		2007(e)	2006(e)		2005(e)	2004
Net asset value, beginning of year	$18.85	$16.23	$12.87		$10.06	$8.20	$18.79		$16.22	$12.87		$10.06	$8.19

Income (loss) from investment operations:
Net investment income	0.10	0.05	0.04		0.09	0.05	0.05		—	0.03		0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(10.55)	6.50	4.70		3.23	1.89	(10.49)		6.50	4.66		3.25	1.89

Total from investment operations	(10.45)	6.55	4.74		3.32	1.94	(10.44)		6.50	4.69		3.30	1.93

Less distributions:
Dividends from net investment income	(0.04)	—	(0.10)		(0.09)	(0.08)	(0.02)		—	(0.06)		(0.07)	(0.06)
Distributions from realized gains	(0.71)	(3.93)	(1.28)		(0.42)	—	(0.71)		(3.93)	(1.28)		(0.42)	—

Total dividends and distributions	(0.75)	(3.93)	(1.38)		(0.51)	(0.08)	(0.73)		(3.93)	(1.34)		(0.49)	(0.06)

Net asset value, end of year	$7.65	$18.85	$16.23		$12.87	$10.06	$7.62		$18.79	$16.22		$12.87	$10.06

Total return	(57.14)%	42.42%	37.41%		33.04%	24.01%	(57.28)%		41.98%	37.07%		32.84%	23.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$310,097	$1,016,346	$619,212		$162,519	$4,592	$1,167,237		$2,838,075	$1,849,522		$1,140,481	$615,499
Ratio of expenses to average net assets:
After fees paid indirectly	1.43%	1.39%	1.47	%(c)	1.53%	1.50%	1.68	%(c)	1.64%	1.72	%(c)	1.78%	1.75%
Before fees paid indirectly	1.44%	1.39%	1.49	%(c)	1.55%	1.55%	1.69	%(c)	1.64%	1.74	%(c)	1.80%	1.80%
Ratio of net investment income to average net assets:
After fees paid indirectly	0.72%	0.25%	0.24%		0.71%	0.80%	0.36%		0.01%	0.19%		0.46%	0.55%
Before fees paid indirectly	0.72%	0.25%	0.22%		0.69%	0.75%	0.36%		0.01%	0.17%		0.44%	0.50%
Portfolio turnover rate	105%	101%	69%		52%	57%	105%		101%	69%		52%	57%

EQ Advisors Trust	Financial Highlights	185

Financial Highlights (cont’d)

EQ/Van Kampen Mid Cap Growth Portfolio

	Class IA				Class IB
	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)	Year Ended December 31,				April 29, 2005* to December 31, 2005(e)
	2008(e)	2007(e)	2006(e)		2008(e)	2007(e)		2006(e)
Net asset value, beginning of period	$15.73	$13.58	$12.51	$10.00	$15.70	$13.56		$12.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.17	0.05	(0.01)	(0.01)	0.06		0.01	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(7.45)	2.88	1.14	2.52	(7.42)	2.93		1.15	2.51

Total from investment operations	(7.42)	3.05	1.19	2.51	(7.43)	2.99		1.16	2.48

Less Distributions:
Dividends from net investment income	—	(0.08)	(0.05)	—	—	(0.03)		(0.01)	—
Distributions from realized gains	—	(0.82)	(0.07)	—	—	(0.82)		(0.07)	—

Total dividends and distributions	—	(0.90)	(0.12)	—	—	(0.85)		(0.08)	—

Net asset value, end of period	$8.31	$15.73	$13.58	$12.51	$8.27	$15.70		$13.56	$12.48

Total return (b)	(47.17)%	22.74%	9.50%	25.10%	(47.32)%	22.38%		9.33%	24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,837	$62,728	$137	$125	$255,766	$378,803		$139,188	$49,826
Ratio of expenses to average net assets:
After waivers (a)	0.81%	0.80%	0.80%	0.80%	1.06%	1.05%		1.05%	1.05%
After waivers and fees paid indirectly (a)	0.79%	0.79%	0.76%	0.77%	1.04%	1.04	%(c)	1.01%	1.02%
Before waivers and fees paid indirectly (a)	0.87%	0.85%	0.90%	1.45%	1.12%	1.10	%(c)	1.15%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.21%	1.07%	0.38%	(0.12)%	(0.06)%	0.39%		0.06%	(0.37)%
After waivers and fees paid indirectly (a)	0.22%	1.07%	0.41%	(0.09)%	(0.05)%	0.41%		0.10%	(0.34)%
Before waivers and fees paid indirectly (a)	0.15%	1.01%	0.27%	(0.77)%	(0.12)%	0.33%		(0.04)%	(1.02)%
Portfolio turnover rate	28%	55%	64%	39%	28%	55%		64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.01	$0.05	$0.01	$0.01		$0.01	$0.05

186	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

*	Commencement of Operations.
****	Prior to December 31, 2007, these ratios were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(g)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Janus Large Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/TCW Equity Portfolio.
(h)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Capital Guardian U.S. Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(i)	On August 17, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AllianceBernstein Growth & Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/AllianceBernstein Value Portfolio.
(k)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.49)%.
(l)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.69)%.
(n)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Boston Advisors Equity Income Portfolio.
(o)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Global Socially Responsive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Calvert Socially Responsible Portfolio.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/ MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(q)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Capital Appreciation Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/ Marsico Focus Portfolio.
(r)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Deep Value Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Mercury Basic Value Equity Portfolio.
(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.
(t)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Multi-Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/ Montag & Caldwell Growth Portfolio.
(v)	On July 7, 2005, this Portfolio split in the form of a dividend payable in shares of the Portfolio in order to establish a $1.00 net asset value. The dividend consisted of 10.345 shares and 10.303 shares in exchange for one (1) share of the Portfolio’s Class IA and Class IB shares, respectively. All transactions in capital stock and per share data prior to this date have been restated to give effect to the split.
(w)	Includes dividend expense.
(x)	Effective May 1, 2007, the Manager has voluntarily waived management and administration fees and reimbursed all other expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses).
(y)	In 2007, 0.48% and 0.41% of the Portfolio’s total return for Class IA and Class IB, respectively, consists of voluntary payments made by unaffiliated service providers in connection with cash which remained under-invested for a period of time. These payments positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.07 and $0.06, respectively, per share and are included in net realized and unrealized gain on investments and foreign currency transactions.
(z)	In 2007, 0.04% of the Portfolio’s total return for each class consists of a voluntary payment made by the Adviser in connection with cash which remained under-invested for a period of time. This payment positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.01 per share and is included in net realized and unrealized gain on investments.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.65)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.78)%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.04)%.
(dd)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.20)%.

EQ Advisors Trust	Financial Highlights	187

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a Portfolio’s SAI and/or Annual and Semi-Annual Report, request other information about a Portfolio, or make shareholder inquiries, contact your financial professional, or the Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

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Telephone: 1-877-222-2144

EQ Advisors Trust currently does not maintain a website where investors can access the SAI or shareholder reports.

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust